Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 10 (Pooled), Separate Account No. 4 (Pooled), Separate Account No. 3 (Pooled) and Separate Account No. 66

Opinions on the Financial Statements

We have audited the accompanying (1) statements of assets and liabilities, including the portfolios of investments, of Separate Account No. 10 (Pooled), Separate Account No. 4 (Pooled), and Separate Account No. 3 (Pooled) (hereafter collectively referred to as the “Pooled Separate Accounts”) as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2022, and (2) statements of assets and liabilities of each of the variable investment options of Separate Account No. 66 indicated in the table below as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, (1) the financial position of each of the Pooled Separate Accounts as of December 31, 2022, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, and (2) the financial position of each of the variable investment options of Separate Account No. 66 as of December 31, 2022, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

1290 RETIREMENT 2020(1)	EQ/JANUS ENTERPRISE(1)
1290 RETIREMENT 2025(1)	EQ/JP MORGAN VALUE OPPORTUNITIES(1)
1290 RETIREMENT 2030(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 RETIREMENT 2035(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
1290 RETIREMENT 2040(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 RETIREMENT 2045(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 RETIREMENT 2050(1)	EQ/MID CAP INDEX(1)
1290 RETIREMENT 2055(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
1290 RETIREMENT 2060(1)	EQ/MODERATE ALLOCATION(1)
1290 VT EQUITY INCOME(1)	EQ/MODERATE-PLUS ALLOCATION(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/MONEY MARKET(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
1290 VT SMALL CAP VALUE(1)	EQ/PIMCO ULTRA SHORT BOND(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/QUALITY BOND PLUS(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/SMALL COMPANY INDEX(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/T. ROWE PRICE GROWTH STOCK(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	EQ/VALUE EQUITY(1)
EQ/CAPITAL GROUP RESEARCH(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	MULTIMANAGER CORE BOND(1)
EQ/CONSERVATIVE ALLOCATION(1)	MULTIMANAGER TECHNOLOGY (1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	TARGET 2015 ALLOCATION(1)
EQ/CORE PLUS BOND(1)	TARGET 2025 ALLOCATION(1)
EQ/EQUITY 500 INDEX(1)	TARGET 2035 ALLOCATION(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	TARGET 2045 ALLOCATION(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	TARGET 2055 ALLOCATION(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY (1)
(1) Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021

FSA-1

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Pooled Separate Accounts and variable investment options of Separate Account No. 66 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Pooled Separate Accounts and variable investment options of Separate Account No. 66 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodians, the application of alternative auditing procedures where securities purchased had not been received, the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 14, 2023

We have served as the auditor of Separate Account No. 10 (Pooled) since 1993. We have served as the auditor of Separate Account No. 4 (Pooled) since 1993. We have served as the auditor of Separate Account No. 3 (Pooled) since 1993. We have served as the auditor of one or more of the variable investment options of Separate Account No. 66 since 1997.

FSA-2

SEPARATE ACCOUNT NO. 10 (POOLED)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

Assets:
Investments (Notes 2 and 3):
Common stocks — at fair value (cost: $8,977,163)		$9,381,458
Long-term debt securities — at fair value (amortized cost: $7,009,516)		6,456,444
Short-term debt securities — at fair value (amortized cost: $151,125)		151,125
Cash		95,721
Foreign cash (cost: $3,437)		3,430
Fees receivable from Contractowners		11,426
Receivable from investment securities sold		129,810
Interest and dividends receivable		59,175
Due from Equitable Financial’s General Account		2,504

Total assets		16,291,093

Liabilities:
Payable for investments securities purchased		579,557
Asset management fee payable		17,788
Accrued custody and bank fees		4,431
Accrued expenses		9,417

Total liabilities		611,193

Net Assets Attributable to Contractowners or in Accumulation		$15,679,900

	Units Outstanding	Unit Values
Institutional*	0.31	$50,248.93
RIA	2,050	435.33
MRP	140,627	104.13
EPP	282	466.79

The accompanying notes are an integral part of these financial statements.

*	Units outstanding shown unrounded due to fractional unit value.

FSA-3

SEPARATE ACCOUNT NO. 10 (POOLED)

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $13,476)	$217,794
Interest	188,270

Total investment income	406,064

Expenses (Note 6):
Investment management fees	(87,242)
Custody and bank fees	(44,284)
Other operating expenses	(14,892)

Total expenses	(146,418)

Net Investment Income (Loss)	259,646

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Note 2):
Net realized gain (loss) from investments and foreign currency transactions	322,265
Change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(3,688,128)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(3,365,863)

Net Increase (Decrease) in Net Assets Attributable to Operations	$(3,106,217)

The accompanying notes are an integral part of these financial statements.

FSA-4

SEPARATE ACCOUNT NO. 10 (POOLED)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2022	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$259,646	$166,537
Net realized gain (loss) on investments and foreign currency transactions	322,265	2,596,721
Change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(3,688,128)	(347,691)

Net increase (decrease) in assets attributable to operations	(3,106,217)	2,415,567

From Contractowners Transactions:
Contributions	707,957	969,281
Withdrawals	(2,385,623)	(3,904,309)
Asset management fees (Note 6)	(63,416)	(71,037)
Administrative fees (Note 6)	(106,342)	(125,106)

Net increase (decrease) in net assets attributable to contractowners transactions	(1,847,424)	(3,131,171)

Increase (Decrease) in Net Assets	(4,953,641)	(715,604)
Net Assets Attributable to Contractowners or in Accumulation — Beginning of Year	20,633,541	21,349,145

Net Assets Attributable to Contractowners or in Accumulation — End of Year	$15,679,900	$20,633,541

The accompanying notes are an integral part of these financial statements.

FSA-5

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2022

Company	Shares	U.S. $ Value
COMMON STOCKS – 59.8%

Information Technology — 12.1%

Communications Equipment — 0.8%
Calix, Inc.(a)	142	$9,717
Cisco Systems, Inc.	1,313	62,552
Lumentum Holdings, Inc.(a)	1,195	62,343

		134,612

Electronic Equipment, Instruments & Components — 0.5%
Avnet, Inc.	241	10,021
Flex Ltd.(a)	1,051	22,554
Keyence Corp.	100	38,617
Keysight Technologies, Inc.(a)	56	9,580

		80,772

IT Services — 2.0%
Accenture PLC — Class A	107	28,552
Akamai Technologies, Inc.(a)	109	9,189
Automatic Data Processing, Inc.	86	20,542
BIPROGY, Inc.	1,200	30,242
Cognizant Technology Solutions Corp. — Class A	828	47,353
Fiserv, Inc.(a)	121	12,230
International Business Machines Corp.	147	20,711
Mastercard, Inc. — Class A	165	57,375
PayPal Holdings, Inc.(a)	273	19,443
Visa, Inc. — Class A	301	62,536

		308,173

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(a)	446	28,887
Analog Devices, Inc.	155	25,425
Applied Materials, Inc.	217	21,131
ASML Holding NV	77	41,859
Broadcom, Inc.	96	53,677
Infineon Technologies AG	781	23,665
Intel Corp.	671	17,735
Micron Technology, Inc.	644	32,187
NVIDIA Corp.	406	59,333
NXP Semiconductors NV	61	9,640
ON Semiconductor Corp.(a)	135	8,420
QUALCOMM, Inc.	230	25,286
Texas Instruments, Inc.	193	31,887

		379,132

Software — 3.4%
ACI Worldwide, Inc.(a)	382	8,786
Adobe, Inc.(a)	141	47,451
CommVault Systems, Inc.(a)	306	19,229
Dassault Systemes SE	275	9,859
Intuit, Inc.	46	17,904
Microsoft Corp.	1,318	316,083
NortonLifeLock, Inc.	1,014	21,730
Oracle Corp.	181	14,795
Salesforce, Inc.(a)	237	31,424
SAP SE	192	19,763
ServiceNow, Inc.(a)	78	30,285

		537,309

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	3,436	446,439
Dell Technologies, Inc. — Class C	226	9,090

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals (Continued)
Western Digital Corp.(a)	346	$10,916

		466,445

Total Information Technology		1,906,443

Health Care — 9.5%

Biotechnology — 1.7%
AbbVie, Inc.	362	58,461
Amgen, Inc.	131	34,406
CSL Ltd.	204	39,621
Gilead Sciences, Inc.	535	45,930
Moderna, Inc.(a)	62	11,136
Regeneron Pharmaceuticals, Inc.(a)	52	37,518
Vertex Pharmaceuticals, Inc.(a)	126	36,386

		263,458

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	410	45,014
Alcon, Inc.	148	10,150
Becton Dickinson and Co.	41	10,426
Intuitive Surgical, Inc.(a)	61	16,186
Koninklijke Philips NV	1,143	17,154
Medtronic PLC	193	15,000
STERIS PLC	55	10,158
Zimmer Biomet Holdings, Inc.	250	31,875

		155,963

Health Care Providers & Services — 2.3%
Centene Corp.(a)	513	42,071
Cigna Corp.	89	29,489
CVS Health Corp.	509	47,433
Elevance Health, Inc.	141	72,329
Humana, Inc.	73	37,390
McKesson Corp.	49	18,381
UnitedHealth Group, Inc.	222	117,700

		364,793

Life Sciences Tools & Services — 0.8%
Bio-Rad Laboratories, Inc. — Class A(a)	27	11,353
Bruker Corp.	150	10,252
Danaher Corp.	204	54,146
ICON PLC(a)	47	9,130
Thermo Fisher Scientific, Inc.	58	31,940
West Pharmaceutical Services, Inc.	44	10,355

		127,176

Pharmaceuticals — 3.7%
AstraZeneca PLC	220	29,621
Bristol-Myers Squibb Co.	657	47,271
Daiichi Sankyo Co., Ltd.	1,000	32,015
Eli Lilly & Co.	148	54,144
GSK PLC	2,189	37,637
Johnson & Johnson	464	81,966
Merck & Co., Inc.	488	54,144
Novartis AG (REG)	411	37,172
Novo Nordisk A/S — Class B	454	61,474
Pfizer, Inc.	1,300	66,612
Roche Holding AG (Genusschein)	101	31,719
Sanofi	397	38,167

		571,942

Total Health Care		1,483,332

FSA-6

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2022

Company	Shares	U.S. $ Value
Financials — 8.8%

Banks — 4.3%
Bank Leumi Le-Israel BM	1,114	$9,243
Bank of America Corp.	1,211	40,108
Bank of Montreal	126	11,407
Bank of Nova Scotia (The)	613	30,013
BNP Paribas SA	1,200	68,123
Citigroup, Inc.	1,093	49,436
Comerica, Inc.	141	9,426
Commonwealth Bank of Australia	472	32,653
Erste Group Bank AG	1,884	60,099
First Citizens BancShares, Inc./NC — Class A	13	9,859
HSBC Holdings PLC	7,110	43,844
JPMorgan Chase & Co.	441	59,118
Mitsubishi UFJ Financial Group, Inc.	11,300	75,456
National Australia Bank Ltd.	1,757	35,532
NatWest Group PLC	20,198	64,094
Royal Bank of Canada	207	19,448
SVB Financial Group(a)	44	10,126
Toronto-Dominion Bank (The)	289	18,699
Westpac Banking Corp.	2,186	34,470

		681,154

Capital Markets — 1.7%
BlackRock, Inc.	14	9,921
Brookfield Corp.	277	8,705
Charles Schwab Corp. (The)	273	22,730
CME Group, Inc.	58	9,753
Deutsche Boerse AG	55	9,442
Goldman Sachs Group, Inc. (The)	202	69,363
Julius Baer Group Ltd.(a)	203	11,808
London Stock Exchange Group PLC	542	46,336
Morgan Stanley	531	45,146
Partners Group Holding AG	11	9,734
S&P Global, Inc.	70	23,446

		266,384

Consumer Finance — 0.2%
American Express Co.	172	25,413

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. — Class B(a)	297	91,743

Insurance — 1.9%
Aflac, Inc.	917	65,969
AIA Group Ltd.	3,400	37,550
Allianz SE (REG)	126	26,828
Aon PLC — Class A	118	35,416
Chubb Ltd.	187	41,252
Marsh & McLennan Cos., Inc.	193	31,938
MetLife, Inc.	457	33,073
Progressive Corp. (The)	105	13,620
Willis Towers Watson PLC	50	12,229

		297,875

Thrifts & Mortgage Finance — 0.1%
BankUnited, Inc.	643	21,843

Total Financials		1,384,412

Company	Shares	U.S. $ Value
Consumer Discretionary — 6.9%

Auto Components — 0.1%
Aptiv PLC(a)	95	$8,847
Faurecia SE(a)	304	4,588
Goodyear Tire & Rubber Co. (The)(a)	601	6,100

		19,535

Automobiles — 1.4%
Mercedes-Benz Group AG	526	34,295
Stellantis NV	2,910	41,220
Suzuki Motor Corp.	800	25,485
Tesla, Inc.(a)	624	76,864
Toyota Motor Corp.	3,300	44,780

		222,644

Diversified Consumer Services — 0.3%
ADT, Inc.	3,609	32,734
Service Corp. International/US	152	10,509

		43,243

Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.(a)	20	40,306
Compass Group PLC	1,510	34,695
Entain PLC	1,570	24,877
Hyatt Hotels Corp. — Class A(a)	103	9,316
McDonald’s Corp.	191	50,334
Starbucks Corp.	302	29,958

		189,486

Household Durables — 0.6%
PulteGroup, Inc.	725	33,009
Sony Group Corp.	400	30,326
TopBuild Corp.(a)	155	24,256

		87,591

Internet & Direct Marketing Retail — 1.3%
Amazon.com, Inc.(a)	1,756	147,504
eBay, Inc.	1,315	54,533

		202,037

Multiline Retail — 0.3%
Cie Financiere Richemont SA (REG)	143	18,530
Dollar General Corp.	146	35,953

		54,483

Specialty Retail — 0.9%
AutoZone, Inc.(a)	14	34,527
Home Depot, Inc. (The)	140	44,220
Lowe’s Cos., Inc.	107	21,319
O’Reilly Automotive, Inc.(a)	41	34,605

		134,671

Textiles, Apparel & Luxury Goods — 0.8%
adidas AG	49	6,621
Carter’s, Inc.	134	9,998
Kering SA	45	22,833
LVMH Moet Hennessy Louis Vuitton SE	66	47,884
NIKE, Inc. — Class B	143	16,732
Pandora A/S	218	15,362
Tapestry, Inc.	308	11,729

		131,159

Total Consumer Discretionary		1,084,849

FSA-7

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2022

Company	Shares	U.S. $ Value
Industrials — 6.5%

Aerospace & Defense — 1.0%
Airbus SE	226	$26,792
Boeing Co. (The)(a)	68	12,953
General Dynamics Corp.	144	35,728
Hexcel Corp.	1,056	62,146
Spirit AeroSystems Holdings, Inc. — Class A	302	8,939

		146,558

Air Freight & Logistics — 0.1%
United Parcel Service, Inc. — Class B	111	19,296

Building Products — 0.3%
Otis Worldwide Corp.	139	10,885
Owens Corning	397	33,864

		44,749

Commercial Services & Supplies — 0.6%
Tetra Tech, Inc.	425	61,706
TOMRA Systems ASA	1,629	27,324
Waste Management, Inc.	64	10,040

		99,070

Construction & Engineering — 0.3%
AECOM	393	33,378
Vinci SA	140	13,914

		47,292

Electrical Equipment — 0.6%
Eaton Corp. PLC	229	35,942
Prysmian SpA	758	28,080
Regal Rexnord Corp.	79	9,478
Schneider Electric SE (Paris)	72	10,081
Vertiv Holdings Co.	635	8,674

		92,255

Industrial Conglomerates — 0.7%
3M Co.	295	35,377
General Electric Co.	485	40,638
Honeywell International, Inc.	108	23,144
Siemens AG (REG)	101	13,881

		113,040

Machinery — 2.0%
Alstom SA	274	6,684
Amada Co., Ltd.	7,200	55,769
Caterpillar, Inc.	94	22,519
Deere & Co.	53	22,724
Dover Corp.	79	10,697
Parker-Hannifin Corp.	237	68,967
SMC Corp.	100	41,532
Volvo AB — Class B	3,719	67,278
Xylem, Inc./NY	90	9,951

		306,121

Professional Services — 0.1%
Experian PLC	284	9,571
Robert Half International, Inc.	128	9,450

		19,021

Road & Rail — 0.8%
Canadian National Railway Co.	305	36,205
Canadian Pacific Railway Ltd.	373	27,790
CSX Corp.	326	10,100

Company	Shares	U.S. $ Value
Road & Rail (Continued)
Norfolk Southern Corp.	114	$28,092
Union Pacific Corp.	101	20,914
XPO, Inc.(a)	159	5,293

		128,394

Total Industrials		1,015,796

Consumer Staples — 4.5%

Beverages — 1.2%
Asahi Group Holdings Ltd.	1,700	52,634
Coca-Cola Co. (The)	614	39,056
Diageo PLC	949	41,332
Molson Coors Beverage Co. — Class B	478	24,627
PepsiCo, Inc.	168	30,351

		188,000

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	81	36,976
Koninklijke Ahold Delhaize NV	611	17,515
Seven & i Holdings Co., Ltd.	600	25,576
Walmart, Inc.	216	30,627

		110,694

Food Products — 0.6%
Archer-Daniels-Midland Co.	104	9,656
Hain Celestial Group, Inc. (The)(a)	492	7,961
Mowi ASA	1,326	22,471
Nestle SA (REG)	358	41,328
Nomad Foods Ltd.(a)	582	10,034

		91,450

Household Products — 0.7%
Colgate-Palmolive Co.	462	36,401
Procter & Gamble Co. (The)	451	68,353

		104,754

Personal Products — 0.5%
L’Oreal SA	98	34,989
Unilever PLC	842	42,298

		77,287

Tobacco — 0.8%
Altria Group, Inc.	805	36,796
British American Tobacco PLC	1,031	40,580
Philip Morris International, Inc.	522	52,832

		130,208

Total Consumer Staples		702,393

Energy — 3.9%

Energy Equipment & Services — 0.5%
Baker Hughes Co.	324	9,568
Schlumberger NV	248	13,258
Shell PLC	2,177	61,549

		84,375

Oil, Gas & Consumable Fuels — 3.4%
BP PLC	7,802	44,792
Cameco Corp.	414	9,385
Canadian Natural Resources Ltd.	635	35,238
Cheniere Energy, Inc.	72	10,797
Chevron Corp.	310	55,642
ConocoPhillips	374	44,132

FSA-8

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2022

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels (Continued)
Enbridge, Inc.	760	$29,683
ENEOS Holdings, Inc.	5,300	17,952
Exxon Mobil Corp.	811	89,453
Marathon Petroleum Corp.	297	34,568
Neste Oyj	205	9,426
Pioneer Natural Resources Co.	62	14,160
Repsol SA	2,177	34,548
Shell PLC	1,802	50,546
TotalEnergies SE	402	25,160
Valero Energy Corp.	235	29,812

		535,294

Total Energy		619,669

Communication Services — 3.2%

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	2,587	47,627
Charter Communications, Inc. — Class A(a)	31	10,512
Comcast Corp. — Class A	608	21,262
Deutsche Telekom AG (REG)	677	13,430
Nippon Telegraph & Telephone Corp.	1,000	28,366
Verizon Communications, Inc.	919	36,208

		157,405

Entertainment — 0.5%
Activision Blizzard, Inc.	140	10,717
Electronic Arts, Inc.	74	9,041
Netflix, Inc.(a)	83	24,475
Universal Music Group NV	887	21,309
Walt Disney Co. (The)(a)	191	16,594

		82,136

Interactive Media & Services — 1.6%
Alphabet, Inc. — Class A(a)	1,060	93,524
Alphabet, Inc. — Class C(a)	1,018	90,327
Meta Platforms, Inc. — Class A(a)	464	55,838

		239,689

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(a)	136	19,040

Total Communication Services		498,270

Materials — 2.3%

Chemicals — 0.8%
Chr Hansen Holding A/S	129	9,251
Koninklijke DSM NV	79	9,672
Linde PLC	111	36,206
LyondellBasell Industries NV — Class A	584	48,490
Tosoh Corp.	2,000	23,656

		127,275

Metals & Mining — 1.5%
ArcelorMittal SA	1,547	40,691
ATI, Inc.(a)	377	11,257
BHP Group Ltd.	1,651	50,940
Endeavour Mining PLC	1,179	24,811
Glencore PLC(a)	5,500	36,494
Reliance Steel & Aluminum Co.	53	10,729
Rio Tinto PLC	219	15,337
South32 Ltd.	15,791	43,122

		233,381

Total Materials		360,656

Company	Shares	U.S. $ Value
Utilities — 1.7%

Electric Utilities — 1.5%
Duke Energy Corp.	346	$35,635
EDP — Energias de Portugal SA	2,130	10,586
Enel SpA	8,842	47,411
Iberdrola SA	5,441	63,323
NextEra Energy, Inc.	446	37,286
Orsted AS	116	10,455
Southern Co. (The)	516	36,848

		241,544

Multi-Utilities — 0.1%
Ameren Corp.	108	9,603

Water Utilities — 0.1%
American Water Works Co., Inc.	67	10,212

Total Utilities		261,359

Real Estate — 0.4%

Equity Real Estate Investment Trusts (REITs) — 0.2%
Americold Realty Trust, Inc.	316	8,946
Medical Properties Trust, Inc.	833	9,280
Prologis, Inc.	173	19,502

		37,728

Real Estate Management & Development — 0.2%
CBRE Group, Inc. — Class A(a)	345	26,551

Total Real Estate		64,279

Total Common Stocks (cost $8,977,163)		9,381,458

	Principal Amount (000)
LONG-TERM DEBT SECURITIES — 41.2%

GOVERNMENTS – TREASURIES — 19.9%

United States — 19.9%
U.S. Treasury Bonds 1.75%, 08/15/2041	$97	66,609
1.875%, 02/15/2051	45	28,735
2.00%, 08/15/2051	71	46,970
2.25%, 08/15/2046	138	98,383
2.25%, 02/15/2052	94	66,020
2.375%, 02/15/2042	20	15,221
2.50%, 05/15/2046	7	5,563
2.75%, 08/15/2042	10	8,097
2.875%, 05/15/2043	10	8,216
2.875%, 11/15/2046	15	12,184
2.875%, 05/15/2052	71	57,653
3.00%, 05/15/2042	65	54,986
3.00%, 11/15/2044	59	48,610
3.00%, 05/15/2045	57	47,174
3.00%, 11/15/2045	6	4,718
3.00%, 05/15/2047	22	18,133
3.00%, 08/15/2052	8	6,996
3.25%, 05/15/2042	10	8,560
3.375%, 08/15/2042	10	8,997
4.00%, 11/15/2042	5	4,535
4.00%, 11/15/2052	21	20,721

FSA-9

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2022

Company	Principal Amount (000)	U.S. $ Value
United States (Continued)
4.375%, 02/15/2038	$20	$20,750
4.50%, 08/15/2039	55	58,584
4.625%, 02/15/2040	72	77,760
U.S. Treasury Notes 0.75%, 12/31/2023	180	173,025
1.50%, 02/29/2024	40	38,177
2.00%, 08/15/2025	33	30,891
2.50%, 08/15/2023	241	237,611
2.50%, 05/31/2024	144	139,269
3.00%, 06/30/2024	210	204,947
3.00%, 07/31/2024	306	298,836
3.125%, 08/31/2027	221	212,981
3.25%, 08/31/2024	404	395,241
3.875%, 11/30/2027	381	378,954
3.875%, 12/31/2027	42	41,331
4.125%, 11/15/2032	15	15,568
4.25%, 09/30/2024	131	129,868
4.50%, 11/30/2024	30	29,819

Total Governments — Treasuries		3,120,693

CORPORATES — INVESTMENT GRADE — 11.0%(b)

Industrial — 7.4%

Basic — 0.3%
Glencore Funding LLC 4.125%, 05/30/2023	4	3,979
International Flavors & Fragrances, Inc. 1.832%, 10/15/2027	6	5,030
Nucor Corp. 4.30%, 05/23/2027	9	8,758
Nutrien Ltd. 5.90%, 11/07/2024	8	8,100
Suzano Austria GmbH 3.75%, 01/15/2031	3	2,511
WRKCo., Inc. 4.00%, 03/15/2028	14	13,059

		41,437

Capital Goods — 0.4%
CNH Industrial Capital LLC 3.95%, 05/23/2025	12	11,632
Flowserve Corp. 2.80%, 01/15/2032	13	9,714
Parker-Hannifin Corp. 3.25%, 06/14/2029	6 5,364
4.50%, 09/15/2029	12	11,540
Raytheon Technologies Corp. 4.125%, 11/16/2028	19	18,208
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024	9	8,853

		65,311

Communications – Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049	4	3,052
Comcast Corp. 4.15%, 10/15/2028	20	19,223

Company	Principal Amount (000)	U.S. $ Value
Communications – Media (Continued)
Discovery Communications LLC 5.30%, 05/15/2049	$3	$2,274
Fox Corp. 4.709%, 01/25/2029	6	5,808
5.576%, 01/25/2049	10	8,964
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028	5	4,786
4.75%, 03/30/2030	30	28,292
Time Warner Cable LLC 4.50%, 09/15/2042	10	7,350
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	19	17,149

		96,898

Consumer Cyclical – Automotive — 0.4%
General Motors Co. 6.125%, 10/01/2025	5	5,097
General Motors Financial Co., Inc. 2.70%, 08/20/2027	10	8,733
4.30%, 04/06/2029	3	2,693
5.10%, 01/17/2024	20	19,942
5.25%, 03/01/2026	4	3,939
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027	14	12,511
Lear Corp. 3.50%, 05/30/2030	5	4,224
Toyota Motor Credit Corp. 5.40%, 11/10/2025	12	12,185

		69,324

Consumer Cyclical – Other — 0.2%
Las Vegas Sands Corp. 3.90%, 08/08/2029	20	16,936
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025	15	15,159

		32,095

Consumer Cyclical – Retailers — 0.3%
Advance Auto Parts, Inc. 3.90%, 04/15/2030	29	25,481
Lowe’s Cos., Inc. 5.80%, 09/15/2062	6	5,785
Ross Stores, Inc. 4.70%, 04/15/2027	20	19,680

		50,946

Consumer Non-Cyclical — 1.8%
Ahold Finance USA LLC 6.875%, 05/01/2029	24	24,960
Altria Group, Inc. 3.40%, 05/06/2030	20	17,073
4.80%, 02/14/2029	5	4,794
AstraZeneca PLC 6.45%, 09/15/2037	10	11,287
Baptist Healthcare System Obligated Group Series 20B 3.54%, 08/15/2050	11	7,814
BAT Capital Corp. 2.259%, 03/25/2028	26	21,639
4.906%, 04/02/2030	4	3,666

FSA-10

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2022

Company	Principal Amount (000)	U.S. $ Value
Consumer Non-Cyclical (Continued)
Cargill, Inc. 5.125%, 10/11/2032	$7	$7,019
Cigna Corp. 3.40%, 03/01/2027	23	21,584
3.75%, 07/15/2023	3	2,978
4.125%, 11/15/2025	10	9,778
4.375%, 10/15/2028	10	9,646
CVS Health Corp. 4.30%, 03/25/2028	3	2,902
5.05%, 03/25/2048	10	9,027
Laboratory Corp., of America Holdings 3.60%, 02/01/2025	10	9,682
Merck & Co., Inc. 1.70%, 06/10/2027	24	21,315
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10	7,226
Philip Morris International, Inc. 5.00%, 11/17/2025	9	9,046
5.625%, 11/17/2029	2	2,037
Reynolds American, Inc. 5.85%, 08/15/2045	12	10,245
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	29	27,262
Sutter Health Series 20A 2.294%, 08/15/2030	17	13,726
Sysco Corp. 5.95%, 04/01/2030	12	12,443
Zoetis, Inc. 5.40%, 11/14/2025	6	6,120

		273,269

Energy — 1.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027	25	23,129
Boardwalk Pipelines LP 3.40%, 02/15/2031	9	7,535
BP Capital Markets America, Inc. 2.939%, 06/04/2051	26	17,166
Continental Resources, Inc./OK 2.875%, 04/01/2032	13	9,653
5.75%, 01/15/2031	8	7,454
Devon Energy Corp. 5.60%, 07/15/2041	10	9,343
Diamondback Energy, Inc. 6.25%, 03/15/2033	6	6,094
Enbridge Energy Partners LP 7.375%, 10/15/2045	10	11,186
Energy Transfer LP 4.75%, 01/15/2026	20	19,517
EQT Corp. 5.70%, 04/01/2028	5	4,972
Marathon Petroleum Corp. 5.125%, 12/15/2026	4	3,984
6.50%, 03/01/2041	4	4,127
ONEOK Partners LP 6.125%, 02/01/2041	3	2,847

Company	Principal Amount (000)	U.S. $ Value
Energy (Continued)
ONEOK, Inc. 4.00%, 07/13/2027	$21	$19,780
6.35%, 01/15/2031	4	4,076
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	7	6,084
4.50%, 12/15/2026	8	7,692
Suncor Energy, Inc. 6.80%, 05/15/2038	12	12,595
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	15	12,610
TransCanada PipeLines Ltd. 6.10%, 06/01/2040	5	5,028
6.20%, 10/15/2037	4	4,083
6.816% (LIBOR 3 Month + 2.21%), 05/15/2067(c)	13	10,188
Transcontinental Gas Pipe Line Co., LLC 3.25%, 05/15/2030	19	16,505

		225,648

Services — 0.6%
Amazon.com, Inc. 4.55%, 12/01/2027	16	15,953
Booking Holdings, Inc. 4.625%, 04/13/2030	21	20,320
Expedia Group, Inc. 4.625%, 08/01/2027	9	8,639
Global Payments, Inc. 2.90%, 11/15/2031	3	2,371
3.20%, 08/15/2029	7	5,975
5.40%, 08/15/2032	7	6,674
Mastercard, Inc. 3.30%, 03/26/2027	6	5,718
Moody’s Corp. 4.25%, 02/01/2029	9	8,618
RELX Capital, Inc. 4.75%, 05/20/2032	4	3,836
S&P Global, Inc. 4.25%, 05/01/2029	6	5,726
4.75%, 08/01/2028	4	3,954

		87,784

Technology — 1.3%
Broadcom, Inc. 3.137%, 11/15/2035	2	1,467
3.187%, 11/15/2036	22	15,878
4.00%, 04/15/2029	3	2,730
4.15%, 11/15/2030	4	3,583
4.15%, 04/15/2032	2	1,758
4.926%, 05/15/2037	8	6,992
Fiserv, Inc. 3.50%, 07/01/2029	17	15,319
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025	25	24,751
HP, Inc. 5.50%, 01/15/2033	17	15,991
Infor, Inc. 1.75%, 07/15/2025	7	6,315

FSA-11

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2022

Company	Principal Amount (000)	U.S. $ Value
Technology (Continued)
Intel Corp. 5.05%, 08/05/2062	$7	$6,177
International Business Machines Corp. 4.90%, 07/27/2052	7	6,401
KLA Corp. 4.10%, 03/15/2029	4	3,870
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	21	17,363
Micron Technology, Inc. 6.75%, 11/01/2029	12	12,210
NXP BV/NXP Funding LLC 5.55%, 12/01/2028	6	6,010
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030	6	5,178
Oracle Corp. 2.875%, 03/25/2031	12	9,956
3.60%, 04/01/2040	3	2,215
3.65%, 03/25/2041	8	5,914
5.375%, 07/15/2040	2	1,836
VMware, Inc. 4.50%, 05/15/2025	20	19,610
Western Digital Corp. 2.85%, 02/01/2029	4	3,094
Workday, Inc. 3.70%, 04/01/2029	5	4,587
3.80%, 04/01/2032	7	6,178

		205,383

Transportation – Airlines — 0.1%
Southwest Airlines Co. 5.25%, 05/04/2025	16	16,055

Total Industrial		1,164,150

Financial Institutions – 3.1%

Banking – 1.7%
Bank of America Corp. 2.299%, 07/21/2032	18	13,857
2.687%, 04/22/2032	7	5,601
4.376%, 04/27/2028	15	14,341
Capital One Financial Corp. 3.273%, 03/01/2030	10	8,569
4.927%, 05/10/2028	11	10,655
Citigroup, Inc. 3.98%, 03/20/2030	9	8,127
4.075%, 04/23/2029	10	9,222
Series W
4.00%, 12/10/2025(d)	8	6,978
Series Y
4.15%, 11/15/2026(d)	3	2,469
Citizens Financial Group, Inc. 4.30%, 12/03/2025	24	23,310
Fifth Third Bancorp Series L 4.50%, 09/30/2025(d)	5	4,649
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032	5	3,876
2.615%, 04/22/2032	16	12,751
3.102%, 02/24/2033	2	1,631

Company	Principal Amount (000)	U.S. $ Value
Banking (Continued)
JPMorgan Chase & Co. 2.58%, 04/22/2032	$24	$19,201
4.851%, 07/25/2028	2	1,953
5.546%, 12/15/2025	19	19,001
Morgan Stanley 3.772%, 01/24/2029	12	10,983
4.21%, 04/20/2028	9	8,549
6.296%, 10/18/2028	11	11,339
Santander Holdings USA, Inc. 2.49%, 01/06/2028	10	8,603
4.26%, 06/09/2025	8	7,753
Truist Financial Corp. Series Q 5.10%, 03/01/2030(d)	17	15,787
US Bancorp Series J 5.30%, 04/15/2027(d)	12	10,458
Wells Fargo & Co. 3.35%, 03/02/2033	18	15,137
3.584%, 05/22/2028	5	4,631
Series BB
3.90%, 03/15/2026(d)	9	7,890

		267,321

Brokerage — 0.1%
Charles Schwab Corp. (The) 2.90%, 03/03/2032	3	2,549
Series I
4.00%, 06/01/2026(d)	11	9,539

		12,088

Finance — 0.5%
Air Lease Corp. 2.10%, 09/01/2028	2	1,632
2.875%, 01/15/2026	2	1,852
3.625%, 04/01/2027	2	1,824
4.625%, 10/01/2028	5	4,683
Aircastle Ltd. 2.85%, 01/26/2028	15	12,274
Aviation Capital Group LLC 1.95%, 01/30/2026	10	8,712
4.375%, 01/30/2024	4	3,904
5.50%, 12/15/2024	21	20,602
Synchrony Financial 2.875%, 10/28/2031	21	15,650
3.95%, 12/01/2027	6	5,356

		76,489

Insurance — 0.4%
Alleghany Corp. 3.625%, 05/15/2030	22	20,395
Elevance Health, Inc. 3.30%, 01/15/2023	11	10,994
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077	13	10,699
Humana, Inc. 5.75%, 03/01/2028	9	9,197
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070	6	3,980

FSA-12

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2022

Company	Principal Amount (000)	U.S. $ Value
Insurance (Continued)
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039	$5	$6,474

		61,739

REITs — 0.4%
American Tower Corp. 3.65%, 03/15/2027	7	6,547
4.05%, 03/15/2032	7	6,260
Digital Realty Trust LP 3.60%, 07/01/2029	13	11,621
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	12	9,603
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025	10	9,612
Rexford Industrial Realty LP 2.125%, 12/01/2030	19	14,795
Vornado Realty LP 3.40%, 06/01/2031	16	11,872

		70,310

Total Financial Institutions		487,947

Utility — 0.5%

Electric — 0.4%
Berkshire Hathaway Energy Co. 6.125%, 04/01/2036	25	26,264
Enel Chile SA 4.875%, 06/12/2028	12	11,646
Entergy Corp. 1.90%, 06/15/2028	19	16,081
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	12	12,361

		66,352

Other Utility — 0.1%
American Water Capital Corp. 3.45%, 06/01/2029	5	4,562

Total Utility		70,914

Total Corporates — Investment Grade		1,723,011

MORTGAGE PASS-THROUGHS — 7.7%

Agency Fixed Rate 30-Year — 7.4%
Federal Home Loan Mortgage Corp.
Series 2019
3.50%, 10/01/2049	4	3,930
3.50%, 11/01/2049	6	5,075
Series 2020
3.50%, 01/01/2050	23	20,981
Series 2022
2.00%, 03/01/2052	55	45,271
2.50%, 04/01/2052	28	24,036
3.00%, 03/01/2052	38	33,995
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50%, 07/01/2035	3	2,585
Series 2016
4.00%, 02/01/2046	14	13,920
Series 2017
4.00%, 07/01/2044	11	10,197

Company	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate 30-Year (Continued)
Series 2018
4.50%, 10/01/2048	$12	$11,993
4.50%, 11/01/2048	12	12,203
5.00%, 11/01/2048	8	8,441
Federal National Mortgage Association
Series 2003
5.50%, 04/01/2033	4	3,768
5.50%, 07/01/2033	4	4,260
Series 2004
5.50%, 04/01/2034	2	1,643
5.50%, 11/01/2034	3	3,590
5.50%, 01/01/2035	4	3,986
Series 2010
4.00%, 12/01/2040	6	5,917
Series 2012
3.50%, 02/01/2042	4	3,433
3.50%, 11/01/2042	38	35,584
3.50%, 01/01/2043	6	5,737
Series 2013
3.50%, 04/01/2043	22	20,655
4.00%, 10/01/2043	24	23,450
Series 2015
3.00%, 02/01/2045	4	3,542
Series 2016
3.00%, 12/01/2046	69	62,425
Series 2018
3.50%, 05/01/2048	53	49,183
4.50%, 09/01/2048	22	21,762
Series 2019
3.50%, 11/01/2049	12	10,838
Series 2020
3.50%, 01/01/2050	19	17,826
Series 2021
2.00%, 07/01/2051	55	44,835
2.50%, 01/01/2052	9	8,012
Series 2022
2.50%, 03/01/2052	41	34,838
2.50%, 04/01/2052	17	14,602
2.50%, 05/01/2052	54	45,995
3.00%, 02/01/2052	44	38,805
3.00%, 03/01/2052	56	49,475
Government National Mortgage Association
4.00%, 01/01/2053, TBA	28	26,699
4.50%, 01/01/2053, TBA	68	66,024
Series 2016
3.00%, 12/20/2046	13	11,879
Uniform Mortgage-Backed Security
Series 2023
2.00%, 01/01/2053, TBA	124	101,054
2.50%, 01/01/2053, TBA	269	228,236
4.00%, 01/01/2053, TBA	25	23,472

		1,164,152

Agency Fixed Rate 15-Year — 0.3%
Federal National Mortgage Association
Series 2016
2.50%, 04/01/2031	15	14,338
2.50%, 08/01/2031	17	15,668

FSA-13

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2022

Company	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate 15-Year (Continued)
2.50%, 01/01/2032	$23	$21,449

		51,455

Total Mortgage Pass-Throughs		1,215,607

AGENCIES — 1.8%

Agency Debentures — 1.8%
Federal Home Loan Banks
1.375%, 02/17/2023	20	19,927
2.50%, 02/13/2024	20	19,514
Federal National Mortgage Association
6.25%, 05/15/2029	70	78,161
6.625%, 11/15/2030	145	169,138

Total Agencies		286,740

LOCAL GOVERNMENTS – US MUNICIPAL BONDS — 0.5%

United States — 0.5%
City of New York Series 2021-D 1.923%, 08/01/2031	10	7,734
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023	10	9,822
State Board of Administration Finance Corp. Series 2020-A 1.705%, 07/01/2027	16	13,931
State of California Series 2010 7.625%, 03/01/2040	25	31,572
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	3	2,597
University of California Series 2021-B 3.071%, 05/15/2051	15	10,036

Total Local Governments — US Municipal Bonds		75,692

ASSET-BACKED SECURITIES — 0.2%

Other ABS – Fixed Rate — 0.1%
Neighborly Issuer Series 2022-1A, Class A2 3.695%, 01/30/2052	25	19,655
Autos – Fixed Rate — 0.1%
Exeter Automobile Receivables Trust Series 2022-2A, Class A2 2.19%, 11/17/2025	6	5,658

Total Asset-Backed Securities		25,313

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%

Non-Agency Fixed Rate — 0.1%
JPMorgan Alternative Loan Trust Series 2006-A3, Class 2A1 3.70%, 07/25/2036	12	9,388

Total Long-Term Debt Securities (amortized cost $7,009,516)		6,456,444

Company	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS — 1.0%

U.S. Treasury Bills — 1.0%
U.S. Treasury Bill Zero Coupon, 04/06/2023 (cost $151,125)	$153	$151,125

Total Investments — 102.0%
(cost $16,137,804)		15,989,027
Other assets less liabilities — (2.0)%		(309,127)

Net Assets — 100.0%		$15,679,900

(a)	Non-income producing security.
(b)	Classification of investment grade and non-investment grade is unaudited.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2022.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

Glossary:

ABS — Asset-Backed Securities

REG — Registered Shares

REIT — Real Estate Investment Trust

TBA — To Be Announced

The accompanying notes are an integral part of these financial statements.

FSA-14

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Concluded)

PORTFOLIO SUMMARY

DECEMBER 31, 2022

% of Total Investments*	Country Diversification
80.8%	United States
4.3%	United Kingdom
3.3%	Japan
1.9%	France
1.7%	Canada
1.6%	Australia
0.9%	Germany
0.8%	Netherlands
0.8%	Switzerland
0.6%	Spain
0.6%	Denmark
0.5%	Italy
0.4%	Sweden
0.4%	Austria
1.4%	Other

100.0%

The accompanying notes are an integral part of these financial statements.

*	All data are as of December 31, 2022. The Fund’s country breakdown is expressed as a percentage of each Portfolio’s long-term investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Brazil, Chile, China, Finland, Hong Kong, Ireland, Israel, Luxembourg, Norway and Portugal.

FSA-15

SEPARATE ACCOUNT NO. 4 (POOLED)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

Assets:
Investments (Notes 2 and 3):
Common stocks — at fair value (cost: $54,710,992)	$77,718,597
Cash	5,237,950
Dividends receivable	25,704
Fees receivable from Contractowners	5,805
Receivable from investment securities sold	2,009

Total assets	82,990,065

Liabilities:
Payable for investment securities sold	4,388,862
Due to Equitable Financial’s General Account	837,089
Asset management fee payable	16,410
Accrued custody and bank fees	5,871
Variation margin due to broker	1,000
Accrued expenses	78,912

Total liabilities	5,328,144

Net Assets Attributable to Contractowners or in Accumulation	$77,661,921

Amount retained by Equitable Financial in Separate Account No. 4	$4,174,446
Net assets attributable to contractowners	33,313,830
Net assets allocated to contracts in payout period	40,173,645

Net Assets	$77,661,921

	Units Outstanding	Unit Values
Institutional	1,070	$40,000.49
RIA	913	3,675.50
MRP	21,640	1,402.84
EPP	302	3,813.70

The accompanying notes are an integral part of these financial statements.

FSA-16

SEPARATE ACCOUNT NO. 4 (POOLED)

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $142)	$844,373

Total investment income	844,373

Expenses (Note 6):
Investment management fees	(119,850)
Custody and bank fees	(29,713)
Other operating expenses	(77,857)

Total expenses	(227,420)

Net Investment Income (Loss)	616,953

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Note 2):
Net realized gain (loss) from investments	9,782,552
Net realized gain (loss) on futures contracts	(115,208)
Change in unrealized appreciation (depreciation) of investments	(43,623,892)
Change in unrealized appreciation (depreciation) on futures contracts	(37,387)

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	(33,993,935)

Net Increase (Decrease) in Net Assets Attributable to Operations	$(33,376,982)

The accompanying notes are an integral part of these financial statements.

FSA-17

SEPARATE ACCOUNT NO. 4 (POOLED)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2022	Year Ended December 31, 2021
Increase (Decrease) in Net Assets: From Operations:
Net Investment Income (Loss)	$616,953	$600,742
Net realized gain (loss) on investments and futures contracts	9,667,344	15,551,784
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(43,661,279)	10,894,736

Net increase (decrease) in assets attributable to operations	(33,376,982)	27,047,262

From Contractowners Transactions:
Contributions	2,842,027	4,572,974
Withdrawals	(14,849,478)	(15,110,232)
Asset management fees (Note 6)	(71,466)	(84,697)
Administrative fees (Note 6)	(267,370)	(313,625)

Net increase (decrease) in net assets attributable to contractowners transactions	(12,346,287)	(10,935,580)

Net increase (decrease) in net assets attributable to Equitable Financial’s transactions	(911,644)	3,739,312

Increase (Decrease) in Net Assets	(46,634,913)	19,850,994
Net Assets Attributable to Contractowners or in Accumulation — Beginning of Year	124,296,834	104,445,840

Net Assets Attributable to Contractowners or in Accumulation — End of Year	$77,661,921	$124,296,834

The accompanying notes are an integral part of these financial statements.

FSA-18

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2022

Company	Shares	U.S. $ Value
COMMON STOCKS — 99.7%

Information Technology — 43.1%

Communications Equipment — 0.2%
Arista Networks, Inc.(a)	1,116	$135,426
Ubiquiti, Inc.	5	1,368

		136,794

Electronic Equipment, Instruments & Components — 0.6%
Allegro MicroSystems, Inc.(a)	282	8,466
Amphenol Corp. — Class A	2,004	152,585
Arrow Electronics, Inc.(a)	14	1,464
CDW Corp./DE	613	109,470
Cognex Corp.	734	34,579
Coherent Corp.(a)	85	2,983
Corning, Inc.	202	6,452
Jabil, Inc.	486	33,145
Keysight Technologies, Inc.(a)	753	128,816
National Instruments Corp.	77	2,841
Vontier Corp.	446	8,621
Zebra Technologies Corp. — Class A(a)	96	24,615

		514,037

IT Services — 7.2%
Accenture PLC — Class A	2,877	767,699
Automatic Data Processing, Inc.	1,741	415,855
Black Knight, Inc.(a)	65	4,014
Broadridge Financial Solutions, Inc.	481	64,516
EPAM Systems, Inc.(a)	249	81,607
Euronet Worldwide, Inc.(a)	161	15,195
Fiserv, Inc.(a)	243	24,560
FleetCor Technologies, Inc.(a)	326	59,880
Gartner, Inc.(a)	348	116,977
Genpact Ltd.	432	20,010
Globant SA(a)	185	31,109
GoDaddy, Inc. — Class A(a)	98	7,332
International Business Machines Corp.	2,730	384,630
Jack Henry & Associates, Inc.	329	57,759
Mastercard, Inc. — Class A	3,864	1,343,629
MongoDB, Inc.(a)	301	59,249
Okta, Inc.(a)	93	6,355
Paychex, Inc.	1,464	169,180
PayPal Holdings, Inc.(a)	1,594	113,525
Shift4 Payments, Inc. — Class A(a)	229	12,808
Snowflake, Inc. — Class A(a)	1,303	187,032
Thoughtworks Holding, Inc.(a)	386	3,933
Toast, Inc. — Class A(a)	1,156	20,843
Twilio, Inc. — Class A(a)	299	14,639
VeriSign, Inc.(a)	45	9,245
Visa, Inc. — Class A	7,476	1,553,214
Western Union Co. (The)	586	8,069
WEX, Inc.(a)	143	23,402
Wix.com Ltd.(a)	195	14,982

		5,591,248

Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.(a)	5,780	374,371
Analog Devices, Inc.	468	76,766
Applied Materials, Inc.	3,899	379,685
Broadcom, Inc.	1,794	1,003,079
Enphase Energy, Inc.(a)	594	157,386

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment (Continued)
Entegris, Inc.	673	$44,142
GLOBALFOUNDRIES, Inc.(a)	70	3,772
KLA Corp.	644	242,807
Lam Research Corp.	621	261,006
Lattice Semiconductor Corp.(a)	616	39,966
Microchip Technology, Inc.	2,064	144,968
Micron Technology, Inc.	930	46,481
Monolithic Power Systems, Inc.	206	72,844
NVIDIA Corp.	10,936	1,598,187
ON Semiconductor Corp.(a)	1,228	76,590
QUALCOMM, Inc.	5,088	559,375
Teradyne, Inc.	644	56,254
Texas Instruments, Inc.	2,823	466,416
Universal Display Corp.	197	21,284

		5,625,379

Software — 16.3%
Adobe, Inc.(a)	2,109	709,742
Alteryx, Inc. — Class A(a)	272	13,782
ANSYS, Inc.(a)	208	50,251
AppLovin Corp. — Class A(a)	993	10,456
Aspen Technology, Inc.(a)	122	25,120
Atlassian Corp. — Class A(a)	652	83,899
Autodesk, Inc.(a)	988	184,628
Bentley Systems, Inc. — Class B	765	28,274
Cadence Design Systems, Inc.(a)	1,238	198,872
CCC Intelligent Solutions Holdings, Inc.(a)	301	2,619
Ceridian HCM Holding, Inc.(a)	118	7,570
Cloudflare, Inc. — Class A(a)	1,283	58,004
Confluent, Inc. — Class A(a)	563	12,521
Coupa Software, Inc.(a)	190	15,042
Crowdstrike Holdings, Inc. — Class A(a)	954	100,447
Datadog, Inc. — Class A(a)	1,204	88,494
DocuSign, Inc.(a)	896	49,656
DoubleVerify Holdings, Inc.(a)	289	6,347
Dropbox, Inc. — Class A(a)	1,134	25,379
Elastic NV(a)	351	18,077
Fair Isaac Corp.(a)	110	65,844
Five9, Inc.(a)	318	21,580
Fortinet, Inc.(a)	2,928	143,150
HubSpot, Inc.(a)	210	60,717
Informatica, Inc. — Class A(a)	29	472
Intuit, Inc.	1,251	486,914
Jamf Holding Corp.(a)	257	5,474
Manhattan Associates, Inc.(a)	174	21,124
Microsoft Corp.(b)	33,979	8,148,844
nCino, Inc.(a)	63	1,666
NCR Corp.(a)	30	702
New Relic, Inc.(a)	242	13,661
NortonLifeLock, Inc.	908	19,459
Nutanix, Inc. — Class A(a)	543	14,145
Oracle Corp.	4,769	389,818
Palantir Technologies, Inc. — Class A(a)	8,345	53,575
Palo Alto Networks, Inc.(a)	1,334	186,146
Paycom Software, Inc.(a)	232	71,992
Paylocity Holding Corp.(a)	180	34,967
Pegasystems, Inc.	187	6,403
Procore Technologies, Inc.(a)	232	10,946
PTC, Inc.(a)	478	57,379
RingCentral, Inc. — Class A(a)	386	13,664

FSA-19

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2022

Company	Shares	U.S. $ Value
Software (Continued)
Salesforce, Inc.(a)	935	$123,973
SentinelOne, Inc. — Class A(a)	609	8,885
ServiceNow, Inc.(a)	909	352,937
Smartsheet, Inc. — Class A(a)	577	22,711
Splunk, Inc.(a)	738	63,534
Synopsys, Inc.(a)	692	220,949
Teradata Corp.(a)	252	8,482
Tyler Technologies, Inc.(a)	163	52,553
UiPath, Inc. — Class A(a)	157	1,996
Unity Software, Inc.(a)	758	21,671
VMware, Inc. — Class A(a)	467	57,329
Workday, Inc.—Class A(a)	906	151,601
Zoom Video Communications, Inc. — Class A(a)	577	39,086
Zscaler, Inc.(a)	383	42,858

		12,686,387

Technology Hardware, Storage & Peripherals — 11.6%
Apple, Inc.	68,251	8,867,852
Dell Technologies, Inc. — Class C	175	7,038
HP, Inc.	2,096	56,320
NetApp, Inc.	986	59,219
Pure Storage, Inc. — Class A(a)	1,276	34,146

		9,024,575

Total Information Technology		33,578,420

Consumer Discretionary — 14.2%

Auto Components — 0.1%
Aptiv PLC(a)	308	28,684

Automobiles — 1.9%
IAA, Inc.(a)	503	20,120
Lucid Group, Inc.(a)	2,264	15,463
Tesla, Inc.(a)	11,736	1,445,641

		1,481,224

Distributors — 0.1%
Genuine Parts Co.	51	8,849
Pool Corp.	173	52,303

		61,152

Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(a)	74	4,669
H&R Block, Inc.	582	21,249
Mister Car Wash, Inc.(a)	259	2,391

		28,309

Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc. — Class A(a)	1,703	145,606
Booking Holdings, Inc.(a)	176	354,689
Caesars Entertainment, Inc.(a)	638	26,541
Chipotle Mexican Grill, Inc.(a)	126	174,824
Choice Hotels International, Inc.	146	16,445
Churchill Downs, Inc.	162	34,252
Darden Restaurants, Inc.	405	56,024
Domino’s Pizza, Inc.	117	40,529
DraftKings, Inc. — Class A(a)	1,605	18,281
Expedia Group, Inc.(a)	686	60,093
Hilton Worldwide Holdings, Inc.	874	110,439
Las Vegas Sands Corp.(a)	560	26,919

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure (Continued)
Marriott International, Inc./MD — Class A	1,205	$179,412
McDonald’s Corp.	815	214,777
Norwegian Cruise Line Holdings Ltd.(a)	140	1,714
Planet Fitness, Inc. — Class A(a)	279	21,985
Six Flags Entertainment Corp.(a)	169	3,929
Starbucks Corp.	1,875	186,000
Travel & Leisure Co.	260	9,464
Vail Resorts, Inc.	173	41,234
Wendy’s Co., (The)	774	17,516
Wyndham Hotels & Resorts, Inc.	273	19,468
Wynn Resorts Ltd.(a)	60	4,948
Yum! Brands, Inc.	147	18,828

		1,783,917

Household Durables — 0.2%
DR Horton, Inc.	750	66,855
NVR, Inc.(a)	10	46,126
PulteGroup, Inc.	402	18,303
Toll Brothers, Inc.	249	12,430
TopBuild Corp.(a)	122	19,092

		162,806

Internet & Direct Marketing Retail — 4.5%
Amazon.com, Inc.(a)	40,363	3,390,492
DoorDash, Inc. — Class A(a)	1,003	48,967
eBay, Inc.	320	13,270
Etsy, Inc.(a)	567	67,915
Wayfair, Inc. — Class A(a)	227	7,466

		3,528,110

Leisure Products — 0.1%
Brunswick Corp.,/DE	57	4,109
Mattel, Inc.(a)	769	13,719
Polaris, Inc.	185	18,685
YETI Holdings, Inc.(a)	391	16,152

		52,665

Multiline Retail — 0.6%
Dollar General Corp.	1,021	251,421
Dollar Tree, Inc.(a)	299	42,291
Driven Brands Holdings, Inc.(a)	16	437
Leslie’s, Inc.(a)	639	7,802
Nordstrom, Inc.	434	7,005
Ollie’s Bargain Outlet Holdings, Inc.(a)	14	656
Target Corp.	1,159	172,737

		482,349

Specialty Retail — 3.3%
Advance Auto Parts, Inc.	22	3,235
AutoZone, Inc.(a)	78	192,362
Best Buy Co., Inc.	285	22,860
Burlington Stores, Inc.(a)	280	56,773
CarMax, Inc.(a)	83	5,054
Carvana Co.(a)	473	2,242
Dynatrace, Inc.(a)	902	34,547
Five Below, Inc.(a)	248	43,864
Floor & Decor Holdings, Inc. — Class A(a)	468	32,587
Home Depot, Inc. (The)	2,721	859,455
Lowe’s Cos., Inc.	2,434	484,950
O’Reilly Automotive, Inc.(a)	115	97,063
RH(a)	32	8,550
Ross Stores, Inc.	656	76,142

FSA-20

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2022

Company	Shares	U.S. $ Value
Specialty Retail (Continued)
TJX Cos., Inc. (The)	5,271	$419,571
Tractor Supply Co.	501	112,710
Ulta Beauty, Inc.(a)	229	107,417
Victoria’s Secret & Co.(a)	263	9,410
Williams-Sonoma, Inc.	238	27,351

		2,596,143

Textiles, Apparel & Luxury Goods — 1.1%
Deckers Outdoor Corp.(a)	105	41,912
Lululemon Athletica, Inc.(a)	507	162,433
NIKE, Inc. — Class B	5,564	651,043
Skechers U.S.A., Inc. — Class A(a)	92	3,859
Tapestry, Inc.	148	5,636

		864,883

Total Consumer Discretionary		11,070,242

Health Care — 13.4%

Biotechnology — 3.6%
AbbVie, Inc.	8,026	1,297,082
Alnylam Pharmaceuticals, Inc.(a)	558	132,609
Amgen, Inc.	2,037	534,998
Exact Sciences Corp.(a)	144	7,129
Exelixis, Inc.(a)	1,241	19,906
Horizon Therapeutics PLC(a)	934	106,289
Incyte Corp.(a)	716	57,509
Ionis Pharmaceuticals, Inc.(a)	589	22,246
Moderna, Inc.(a)	90	16,166
Natera, Inc.(a)	412	16,550
Neurocrine Biosciences, Inc.(a)	430	51,359
Novavax, Inc.(a)	354	3,639
Regeneron Pharmaceuticals, Inc.(a)	69	49,783
Sarepta Therapeutics, Inc.(a)	382	49,499
Seagen, Inc.(a)	617	79,291
Ultragenyx Pharmaceutical, Inc.(a)	236	10,934
Vertex Pharmaceuticals, Inc.(a)	1,096	316,503

		2,771,492

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	1,028	112,864
Align Technology, Inc.(a)	267	56,310
Avantor, Inc.(a)	2,570	54,201
Baxter International, Inc.	356	18,145
Dexcom, Inc.(a)	1,749	198,057
Doximity, Inc. — Class A(a)	236	7,920
Edwards Lifesciences Corp.(a)	2,804	209,206
Globus Medical, Inc. — Class A(a)	23	1,708
ICU Medical, Inc.(a)	17	2,677
IDEXX Laboratories, Inc.(a)	373	152,169
Insulet Corp.(a)	312	91,850
Intuitive Surgical, Inc.(a)	1,473	390,861
Masimo Corp.(a)	165	24,412
Novocure Ltd.(a)	469	34,401
Penumbra, Inc.(a)	162	36,039
ResMed, Inc.	656	136,533
Stryker Corp.	854	208,795
Tandem Diabetes Care, Inc.(a)	271	12,182

		1,748,330

Health Care Providers & Services — 3.6%
agilon health, Inc.(a)	801	12,928

Company	Shares	U.S. $ Value
Health Care Providers & Services (Continued)
AmerisourceBergen Corp.	704	$116,660
Certara, Inc.(a)	341	5,480
Chemed Corp.	24	12,250
Cigna Corp.	216	71,570
DaVita, Inc.(a)	252	18,817
Elevance Health, Inc.	333	170,819
Guardant Health, Inc.(a)	442	12,022
HCA Healthcare, Inc.	60	14,398
Humana, Inc.	405	207,437
McKesson Corp.	126	47,265
Molina Healthcare, Inc.(a)	202	66,704
Signify Health, Inc. — Class A(a)	20	573
UnitedHealth Group, Inc.	3,865	2,049,146

		2,806,069

Health Care Technology — 0.1%
Definitive Healthcare Corp.(a)	79	868
Teladoc Health, Inc.(a)	70	1,656
Veeva Systems, Inc. — Class A(a)	632	101,992

		104,516

Life Sciences Tools & Services — 1.3%
10X Genomics, Inc. — Class A(a)	374	13,629
Agilent Technologies, Inc.	1,203	180,029
Bio-Techne Corp.	706	58,513
Bruker Corp.	486	33,218
Charles River Laboratories International, Inc.(a)	213	46,413
Danaher Corp.	200	53,084
IQVIA Holdings, Inc.(a)	842	172,517
Maravai LifeSciences Holdings, Inc. — Class A(a)	498	7,126
Mettler-Toledo International, Inc.(a)	100	144,545
Repligen Corp.(a)	179	30,307
Sotera Health Co.(a)	448	3,732
Syneos Health, Inc.(a)	81	2,971
Thermo Fisher Scientific, Inc.	217	119,500
Waters Corp.(a)	268	91,811
West Pharmaceutical Services, Inc.	336	79,078

		1,036,473

Pharmaceuticals — 2.6%
Catalent, Inc.(a)	259	11,657
Eli Lilly & Co.	3,115	1,139,592
Merck & Co., Inc.	4,813	534,002
Zoetis, Inc.	2,138	313,324

		1,998,575

Total Health Care		10,465,455

Industrials — 8.1%

Aerospace & Defense — 1.2%
Axon Enterprise, Inc.(a)	237	39,325
Boeing Co. (The)(a)	774	147,439
HEICO Corp.	191	29,345
HEICO Corp. — Class A	336	40,270
Howmet Aerospace, Inc.	165	6,503
Huntington Ingalls Industries, Inc.	39	8,997
Lockheed Martin Corp.	1,061	516,166
Northrop Grumman Corp.	78	42,558
Spirit AeroSystems Holdings, Inc. — Class A	449	13,290
TransDigm Group, Inc.	90	56,668

		900,561

FSA-21

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2022

Company	Shares	U.S. $ Value
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	142	$13,002
Expeditors International of Washington, Inc.	222	23,070
GXO Logistics, Inc.(a)	52	2,220
United Parcel Service, Inc. — Class B	2,978	517,695

		555,987

Airlines — 0.1%
Delta Air Lines, Inc.(a)	2,904	95,426

Building Products — 0.2%
A O Smith Corp.	137	7,842
Advanced Drainage Systems, Inc.	291	23,853
Allegion PLC	315	33,157
Armstrong World Industries, Inc.	119	8,162
Carlisle Cos., Inc.	197	46,423
Fortune Brands Innovations, Inc.	189	10,794
Masco Corp.	53	2,473
Masterbrand, Inc.(a)	189	1,427
Otis Worldwide Corp.	231	18,090
Trex Co., Inc.(a)	500	21,165

		173,386

Commercial Services & Supplies — 0.8%
Cintas Corp.	366	165,293
Copart, Inc.(a)	1,934	117,761
MSA Safety, Inc.	65	9,372
Republic Services, Inc.	60	7,739
Rollins, Inc.	973	35,554
Tetra Tech, Inc.	98	14,229
Waste Management, Inc.	1,745	273,756

		623,704

Construction & Engineering — 0.1%
AECOM	36	3,058
Quanta Services, Inc.	352	50,160
Valmont Industries, Inc.	13	4,299
WillScot Mobile Mini Holdings Corp.(a)	491	22,178

		79,695

Electrical Equipment — 0.3%
BWX Technologies, Inc.	162	9,409
ChargePoint Holdings, Inc.(a)	1,148	10,940
Emerson Electric Co.	855	82,131
Generac Holdings, Inc.(a)	283	28,487
Plug Power, Inc.(a)	1,171	14,485
Rockwell Automation, Inc.	352	90,665
Vertiv Holdings Co.	218	2,978

		239,095

Industrial Conglomerates — 0.3%
General Electric Co.	261	21,869
Honeywell International, Inc.	900	192,870

		214,739

Machinery — 2.1%
AGCO Corp.	37	5,132
Allison Transmission Holdings, Inc.	330	13,728
Caterpillar, Inc.	2,058	493,014
Deere & Co.	1,252	536,807
Donaldson Co., Inc.	94	5,534
Graco, Inc.	522	35,110
IDEX Corp.	61	13,928
Illinois Tool Works, Inc.	1,247	274,714

Company	Shares	U.S. $ Value
Machinery (Continued)
Lincoln Electric Holdings, Inc.	254	$36,700
Middleby Corp. (The)(a)	17	2,276
Nordson Corp.	61	14,501
Parker-Hannifin Corp.	132	38,412
Toro Co. (The)	473	53,544
Trane Technologies PLC	606	101,863
Xylem, Inc./NY	114	12,605

		1,637,868

Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	595	62,190
CoStar Group, Inc.(a)	262	20,247
Equifax, Inc.	276	53,643
FTI Consulting, Inc.(a)	64	10,163
KBR, Inc.	401	21,173
Robert Half International, Inc.	423	31,230
TransUnion	640	36,320
Verisk Analytics, Inc.	705	124,376

		359,342

Road & Rail — 1.4%
CSX Corp.	2,403	74,445
JB Hunt Transport Services, Inc.	333	58,062
Landstar System, Inc.	144	23,458
Lyft, Inc. — Class A(a)	1,153	12,706
Old Dominion Freight Line, Inc.	451	127,985
RXO, Inc.(a)	35	602
Uber Technologies, Inc.(a)	7,546	186,612
Union Pacific Corp.	2,791	577,932
XPO, Inc.(a)	35	1,165

		1,062,967

Trading Companies & Distributors — 0.4%
Core & Main, Inc. — Class A(a)	111	2,144
Fastenal Co.	2,612	123,600
SiteOne Landscape Supply, Inc.(a)	123	14,430
United Rentals, Inc.(a)	145	51,536
Watsco, Inc.	79	19,703
WESCO International, Inc.(a)	107	13,396
WW Grainger, Inc.	204	113,475

		338,284

Total Industrials		6,281,054

Communication Services — 6.7%

Diversified Telecommunication Services — 0.2%
Cable One, Inc.	16	11,390
Charter Communications, Inc. — Class A(a)	487	165,142

		176,532

Entertainment — 0.8%
Electronic Arts, Inc.	78	9,530
Liberty Media Corp-Liberty Formula One — Class A(a)	11	588
Liberty Media Corp-Liberty Formula One — Class C(a)	102	6,098
Live Nation Entertainment, Inc.(a)	354	24,688
Madison Square Garden Sports Corp.	43	7,883
Netflix, Inc.(a)	897	264,507
Playtika Holding Corp.(a)	375	3,191
ROBLOX Corp. — Class A(a)	2,030	57,774
Roku, Inc.(a)	156	6,349
Spotify Technology SA(a)	635	50,133

FSA-22

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2022

Company	Shares	U.S. $ Value
Entertainment (Continued)
Take-Two Interactive Software, Inc.(a)	613	$63,832
Walt Disney Co. (The)(a)	520	45,178
Warner Bros Discovery, Inc.(a)	7,856	74,475
World Wrestling Entertainment, Inc. — Class A	195	13,361

		627,587

Interactive Media & Services — 5.5%
Alphabet, Inc. — Class A(a)	23,765	2,096,786
Alphabet, Inc. — Class C(a)	21,075	1,869,985
Match Group, Inc.(a)	1,185	49,166
Meta Platforms, Inc. — Class A(a)	2,174	261,619
Pinterest, Inc. — Class A(a)	557	13,524
TripAdvisor, Inc.(a)	38	683
ZoomInfo Technologies, Inc.(a)	1,247	37,547

		4,329,310

Media — 0.2%
Liberty Broadband Corp. — Class A(a)	37	2,806
Liberty Broadband Corp. — Class C(a)	251	19,144
Liberty Media Corp.-Liberty SiriusXM — Class A(a)	95	3,735
Liberty Media Corp.-Liberty SiriusXM — Class C(a)	195	7,630
Nexstar Media Group, Inc. — Class A	15	2,625
Trade Desk, Inc. (The) — Class A(a)	1,991	89,257

		125,197

Total Communication Services		5,258,626

Consumer Staples — 6.1%

Beverages — 2.6%
Boston Beer Co., Inc. (The) — Class A(a)	41	13,510
Brown-Forman Corp. — Class A	121	7,957
Brown-Forman Corp. — Class B	490	32,183
Coca-Cola Co. (The)	13,298	845,886
Monster Beverage Corp.(a)	1,537	156,052
PepsiCo, Inc.	5,305	958,401

		2,013,989

Food & Staples Retailing — 1.5%
BJ’s Wholesale Club Holdings, Inc.(a)	384	25,405
Costco Wholesale Corp.	2,011	918,022
Grocery Outlet Holding Corp.(a)	30	876
Performance Food Group Co.(a)	213	12,437
Sysco Corp.	2,305	176,217

		1,132,957

Food Products — 0.3%
Darling Ingredients, Inc.(a)	50	3,130
Freshpet, Inc.(a)	115	6,069
Hershey Co. (The)	574	132,921
Kellogg Co.	634	45,166
Lamb Weston Holdings, Inc.	654	58,441
Pilgrim’s Pride Corp.(a)	110	2,610

		248,337

Household Products — 1.4%
Church & Dwight Co., Inc.	499	40,224
Clorox Co. (The)	463	64,973
Colgate-Palmolive Co.	2,312	182,162
Kimberly-Clark Corp.	906	122,990
Procter & Gamble Co. (The)	4,567	692,175

		1,102,524

Company	Shares	U.S. $ Value
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The) — Class A	1,042	$258,531
Olaplex Holdings, Inc.(a)	564	2,938

		261,469

Total Consumer Staples		4,759,276

Financials — 3.2%

Banks — 0.1%
First Citizens BancShares, Inc./NC — Class A	12	9,100
Signature Bank/New York NY	14	1,613
SVB Financial Group(a)	170	39,124
Western Alliance Bancorp	293	17,451

		67,288

Capital Markets — 1.6%
Ameriprise Financial, Inc.	308	95,902
Ares Management Corp. — Class A	696	47,634
Blackstone, Inc.	3,178	235,776
Blue Owl Capital, Inc.	1,886	19,992
Charles Schwab Corp. (The)	3,831	318,969
FactSet Research Systems, Inc.	172	69,008
LPL Financial Holdings, Inc.	361	78,038
MarketAxess Holdings, Inc.	168	46,854
Moody’s Corp.	684	190,576
MSCI, Inc.	265	123,270
Raymond James Financial, Inc.	71	7,586
Tradeweb Markets, Inc. — Class A	309	20,063

		1,253,668

Consumer Finance — 0.0%
American Express Co.	172	25,415
Credit Acceptance Corp.(a)	3	1,423
Upstart Holdings, Inc.(a)	61	806

		27,644

Diversified Financial Services — 0.2%
Apollo Global Management, Inc.	1,672	106,657
Morningstar, Inc.	102	22,092

		128,749

Insurance — 1.3%
Aon PLC — Class A	876	262,923
Arch Capital Group Ltd.(a)	522	32,771
Arthur J Gallagher & Co.	108	20,362
Assurant, Inc.	15	1,876
Brown & Brown, Inc.	81	4,615
Erie Indemnity Co. — Class A	84	20,893
Everest Re Group Ltd.	55	18,220
Lincoln National Corp.	159	4,884
Markel Corp.(a)	14	18,445
Marsh & McLennan Cos., Inc.	2,009	332,449
Progressive Corp. (The)	2,306	299,111
RenaissanceRe Holdings Ltd.	107	19,713
Ryan Specialty Holdings, Inc.(a)	373	15,483

		1,051,745

Thrifts & Mortgage Finance — 0.0%
Rocket Cos., Inc. — Class A	288	2,016
UWM Holdings Corp.	382	1,264

		3,280

Total Financials		2,532,374

FSA-23

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2022

Company	Shares	U.S. $ Value

Energy — 1.7%

Energy Equipment & Services — 0.1%
Halliburton Co.	1,847	$72,680

Oil, Gas & Consumable Fuels — 1.6%
Antero Resources Corp.(a)	837	25,939
Cheniere Energy, Inc.	649	97,324
Coterra Energy, Inc.	580	14,251
Devon Energy Corp.	1,443	88,759
Diamondback Energy, Inc.	455	62,235
Enviva, Inc.	139	7,363
EOG Resources, Inc.	1,941	251,398
Hess Corp.	1,000	141,820
New Fortress Energy, Inc.	250	10,605
Occidental Petroleum Corp.	2,976	187,458
ONEOK, Inc.	228	14,979
Ovintiv, Inc. (New York)	804	40,771
PDC Energy, Inc.	214	13,585
Pioneer Natural Resources Co.	593	135,435
Range Resources Corp.	705	17,639
Southwestern Energy Co.(a)	354	2,071
Targa Resources Corp.	1,025	75,337
Texas Pacific Land Corp.	26	60,950

		1,247,919

Total Energy		1,320,599

Real Estate — 1.6%

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	1,616	342,366
Apartment Income REIT Corp.	55	1,887
Camden Property Trust	39	4,363
Crown Castle, Inc.	1,959	265,719
Equinix, Inc.	316	206,989
Equity LifeStyle Properties, Inc.	494	31,912
Extra Space Storage, Inc.	72	10,597
Iron Mountain, Inc.	981	48,903
Lamar Advertising Co. — Class A	345	32,568
Public Storage	563	157,747
SBA Communications Corp.	110	30,834
Simon Property Group, Inc.	718	84,351

		1,218,236

Real Estate Management & Development — 0.1%
CBRE Group, Inc. — Class A(a)	698	53,718
Opendoor Technologies, Inc.(a)	584	678
Zillow Group, Inc. — Class A(a)	16	499
Zillow Group, Inc. — Class C(a)	44	1,417

		56,312

Total Real Estate		1,274,548

Materials — 1.5%

Chemicals — 1.1%
Albemarle Corp.	273	59,203
Axalta Coating Systems Ltd.(a)	243	6,189
CF Industries Holdings, Inc.	888	75,658
Chemours Co., (The)	410	12,554
Ecolab, Inc.	994	144,687
FMC Corp.	195	24,336
Ginkgo Bioworks Holdings, Inc.(a)	754	1,274
Linde PLC	471	153,631

Company	Shares	U.S. $ Value
Chemicals (Continued)
Mosaic Co. (The)	190	$8,335
PPG Industries, Inc.	568	71,420
RPM International, Inc.	30	2,924
Scotts Miracle-Gro Co., (The)	63	3,061
Sherwin-Williams Co. (The)	1,086	257,740
Valvoline, Inc.	802	26,185

		847,197

Construction Materials — 0.1%
Eagle Materials, Inc.	138	18,334
Martin Marietta Materials, Inc.	25	8,449
Vulcan Materials Co.	293	51,307

		78,090

Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	221	1,063
Avery Dennison Corp.	227	41,087
Ball Corp.	557	28,485
Berry Global Group, Inc.	274	16,558
Crown Holdings, Inc.	460	37,817
Graphic Packaging Holding Co.	1,070	23,807
Sealed Air Corp.	661	32,971

		181,788

Metals & Mining — 0.1%
MP Materials Corp.(a)	412	10,003
Royal Gold, Inc.	19	2,142
Southern Copper Corp.	255	15,399

		27,544

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	31	1,835

Total Materials		1,136,454

Utilities — 0.1%

Gas Utilities — 0.0%
National Fuel Gas Co.	32	2,025

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	545	15,674
Vistra Corp.	1,028	23,850

		39,524

Total Utilities		41,549

Total Investments — 100.1%
(cost $54,710,992)		77,718,597
Other assets less liabilities — (0.1%)		(56,676)

Net Assets — 100.0%		$77,661,921

FSA-24

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2022

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
S&P 500 Index E-Mini Futures	39	March 2023	$752,895	$(21,651)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

Glossary:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Concluded)

PORTFOLIO SUMMARY

DECEMBER 31, 2022

% of Total Investments*	Country Diversification
99.7%	United States
0.3%	Other

100.0%

The accompanying notes are an integral part of these financial statements.

*	All data are as of December 31, 2022. The Fund’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Argentina, Bermuda, Israel, Japan and Peru.

FSA-26

SEPARATE ACCOUNT NO. 3 (POOLED)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

Assets:
Investments (Notes 2 and 3):
Common stocks — at fair value (cost: $17,570,180)	$18,962,936
Cash	305,063
Fees receivable from Contractowners	12,339
Due from Equitable Financial’s General Account	2,659
Dividends receivable	2,305

Total assets	19,285,302

Liabilities:
Asset management fee payable	23,036
Accrued custody and bank fees	1,228
Accrued expenses	2,822

Total liabilities	27,086

Net Assets Attributable to Contractowners or in Accumulation	$19,258,216

	Units Outstanding	Unit Values
Institutional	88	12,972.98
RIA	7,093	112.36
MRP	763,270	22.69

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT NO. 3 (POOLED)

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Income (Note 2):
Dividends	$63,953

Total investment income	63,953

Expenses (Note 6):
Investment management fees	(130,963)
Custody and bank fees	(2,161)
Other operating expenses	(521)

Total expenses	(133,645)

Net Investment Income (Loss)	(69,692)

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) from investments	(328,360)
Change in unrealized appreciation (depreciation) of investments	(7,621,352)

Net Realized and Unrealized Gain (Loss) on Investments	(7,949,712)

Net Increase (Decrease) in Net Assets Attributable to Operations	$(8,019,404)

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT NO. 3 (POOLED)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2022	Year Ended December 31, 2021
Increase/(Decrease) in Net Assets: From Operations:
Net investment income (loss)	$(69,692)	$(130,631)
Net realized gain (loss) on investments	(328,360)	5,094,222
Net change in unrealized appreciation (depreciation) of investments	(7,621,352)	(925,760)

Net increase (decrease) in assets attributable to operations	(8,019,404)	4,037,831

From Contractowners Transactions:
Contributions	1,603,612	1,403,950
Withdrawals	(2,551,905)	(4,410,763)
Asset management fees (Note 6)	(81,302)	(96,975)
Administrative fees (Note 6)	(120,739)	(154,159)

Net increase (decrease) in net assets attributable to contractowners transactions	(1,150,334)	(3,257,947)

Increase (Decrease) in Net Assets	(9,169,738)	779,884
Net Assets Attributable to Contractowners or in Accumulation — Beginning of Year	28,427,954	27,648,070

Net Assets Attributable to Contractowners or in Accumulation — End of Year	$19,258,216	$28,427,954

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT NO. 3 (POOLED)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2022

Company	Shares	U.S. $ Value
COMMON STOCKS — 98.5%

Information Technology — 28.1%

Communications Equipment — 2.5%
Arista Networks, Inc.(a)	3,945	$478,726

Electronic Equipment, Instruments & Components — 4.2%
Keysight Technologies, Inc.(a)	3,135	536,304
Novanta, Inc.(a)	2,042	277,447

		813,751

IT Services — 2.5%
EPAM Systems, Inc.(a)	1,463	479,483

Semiconductors & Semiconductor Equipment — 2.3%
Lattice Semiconductor Corp.(a)	6,799	441,119

Software — 16.6%
Cadence Design Systems, Inc.(a)	4,450	714,848
Fair Isaac Corp.(a)	741	443,548
Fortinet, Inc.(a)	11,642	569,177
HubSpot, Inc.(a)	1,157	334,523
Manhattan Associates, Inc.(a)	3,765	457,071
PTC, Inc.(a)	3,841	461,074
Roper Technologies, Inc.	485	209,564

		3,189,805

Total Information Technology		5,402,884

Consumer Discretionary — 17.9%

Distributors — 1.4%
Pool Corp.	899	271,795

Hotels, Restaurants & Leisure — 6.2%
Chipotle Mexican Grill, Inc.(a)	427	592,458
Planet Fitness, Inc. — Class A(a)	4,222	332,694
Wingstop, Inc.	1,976	271,937

		1,197,089

Household Durables — 2.7%
NVR, Inc.(a)	68	313,655
Skyline Champion Corp.(a)	3,970	204,495

		518,150

Specialty Retail — 7.6%
National Vision Holdings, Inc.(a)	9,789	379,422
Ross Stores, Inc.	4,320	501,422
Tractor Supply Co.	2,543	572,099

		1,452,943

Total Consumer Discretionary		3,439,977

Industrials — 16.8%

Aerospace & Defense — 3.6%
Curtiss-Wright Corp.	1,723	287,724
Howmet Aerospace, Inc.	10,400	409,864

		697,588

Air Freight & Logistics — 2.1%
Expeditors International of Washington, Inc.	3,819	396,870

Company	Shares	U.S. $ Value

Building Products — 2.0%
Carlisle Cos., Inc.	1,634	$385,052

Commercial Services & Supplies — 3.3%
Copart, Inc.(a)	10,422	634,596

Electrical Equipment — 2.0%
AMETEK, Inc.	2,786	389,260

Machinery — 2.6%
IDEX Corp.	2,195	501,184

Road & Rail — 1.2%
Saia, Inc.(a)	1,109	232,535

Total Industrials		3,237,085

Health Care — 16.3%

Biotechnology — 4.1%
Genmab A/S (Sponsored ADR)(a)	3,620	153,416
Halozyme Therapeutics, Inc.(a)	8,513	484,390
Legend Biotech Corp. (ADR)(a)	3,280	163,737

		801,543

Health Care Equipment & Supplies — 5.9%
IDEXX Laboratories, Inc.(a)	1,576	642,945
Insulet Corp.(a)	1,696	499,286

		1,142,231

Health Care Technology — 1.7%
Veeva Systems, Inc. — Class A(a)	1,990	321,146

Life Sciences Tools & Services — 4.6%
ICON PLC(a)	1,047	203,380
Mettler-Toledo International, Inc.(a)	470	679,361

		882,741

Total Health Care		3,147,661

Financials — 6.3%

Capital Markets — 4.5%
LPL Financial Holdings, Inc.	1,297	280,373
MSCI, Inc.	1,247	580,067

		860,440

Insurance — 1.8%
Ryan Specialty Holdings, Inc.(a)	8,512	353,333

Total Financials		1,213,773

Energy — 6.2%

Energy Equipment & Services — 1.7%
Halliburton Co.	8,187	322,159

Oil, Gas & Consumable Fuels — 4.5%
Devon Energy Corp.	5,126	315,300
Matador Resources Co.	4,391	251,341
Targa Resources Corp.	4,080	299,880

		866,521

Total Energy		1,188,680

FSA-30

SEPARATE ACCOUNT NO. 3 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2022

Company	Shares	U.S. $ Value
Consumer Staples — 4.3%

Beverages — 2.1%
Monster Beverage Corp.(a)	3,976	$403,683

Food & Staples Retailing — 2.2%
Grocery Outlet Holding Corp.(a)	14,842	433,238

Total Consumer Staples		836,921

Materials — 2.6%

Chemicals — 2.6%
FMC Corp.	3,974	495,955

Total Investments — 98.5% (cost $17,570,180)		18,962,936
Other assets less liabilities — 1.5%		295,280

Net Assets — 100.0%		$19,258,216

(a)	Non-income producing security.

Glossary:

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT NO. 3 (POOLED)

PORTFOLIO OF INVESTMENTS (Concluded)

PORTFOLIO SUMMARY

DECEMBER 31, 2022

% of Total Investments*	Country Diversification
98.1%	United States
1.1%	Ireland
0.8%	Denmark

100.0%

The accompanying notes are an integral part of these financial statements.

*	All data are as of December 31, 2022. The Fund’s country breakdown is expressed as a percentage of long-term investments and may vary over time.

FSA-32

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

	1290 RETIREMENT 2020*	1290 RETIREMENT 2025*	1290 RETIREMENT 2030*	1290 RETIREMENT 2035*	1290 RETIREMENT 2040*	1290 RETIREMENT 2045*
Assets:
Investments in shares of the Portfolios, at fair value	$639,479	$1,215,187	$1,495,733	$854,438	$879,756	$351,397
Receivable for shares of the Portfolios sold	7	—	—	—	—	—
Receivable for policy-related transactions	—	4,276	1,136	12	51	314

Total assets	639,486	1,219,463	1,496,869	854,450	879,807	351,711

Liabilities:
Payable for shares of the Portfolios purchased	—	4,276	220	12	51	314
Payable for policy-related transactions	7	—	—	—	—	—
Payable for direct operating expenses	186	383	358	258	182	134

Total liabilities	193	4,659	578	270	233	448

Net Assets	$639,293	$1,214,804	$1,496,291	$854,180	$879,574	$351,263

Net Assets:
Accumulation unit values	$639,208	$1,214,346	$1,496,291	$854,165	$879,574	$351,254
Retained by Equitable Financial in Separate Account No. 66	85	458	—	15	—	9

Total Net Assets	$639,293	$1,214,804	$1,496,291	$854,180	$879,574	$351,263

Investments in shares of the Portfolios, at cost	$743,877	$1,378,496	$1,726,721	$927,557	$926,005	$392,715

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	1290 RETIREMENT 2050*	1290 RETIREMENT 2055*	1290 RETIREMENT 2060*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$489,209	$370,304	$282,540	$2,436,459	$127,793	$2,792,544
Receivable for shares of the Portfolios sold	—	—	—	—	—	19,611
Receivable for policy-related transactions	2,543	1,715	1,715	348	58	—

Total assets	491,752	372,019	284,255	2,436,807	127,851	2,812,155

Liabilities:
Payable for shares of the Portfolios purchased	2,543	1,708	1,685	365	59	—
Payable for policy-related transactions	—	—	—	—	—	19,661
Payable for direct operating expenses	125	99	77	301	4	440

Total liabilities	2,668	1,807	1,762	666	63	20,101

Net Assets	$489,084	$370,212	$282,493	$2,436,141	$127,788	$2,792,054

Net Assets:
Accumulation unit values	$489,084	$370,212	$282,493	$2,435,391	$127,770	$2,790,455
Retained by Equitable Financial in Separate Account No. 66	—	—	—	750	18	1,599

Total Net Assets	$489,084	$370,212	$282,493	$2,436,141	$127,788	$2,792,054

Investments in shares of the Portfolios, at cost	$519,937	$402,121	$314,900	$2,367,511	$130,458	$2,754,805

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-34

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	1290 VT SMALL CAP VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/CAPITAL GROUP RESEARCH*
Assets:
Investments in shares of the Portfolios, at fair value	$7	$3,919,466	$818,755	$2,082,080	$375,892	$7,582,384
Receivable for shares of the Portfolios sold	—	—	—	—	—	57
Receivable for policy-related transactions	10	533	768	797	666	—

Total assets	17	3,919,999	819,523	2,082,877	376,558	7,582,441

Liabilities:
Payable for shares of the Portfolios purchased	—	912	768	788	653	—
Payable for policy-related transactions	—	—	—	—	—	470
Payable for direct operating expenses	—	808	181	366	—	1,447

Total liabilities	—	1,720	949	1,154	653	1,917

Net Assets	$17	$3,918,279	$818,574	$2,081,723	$375,905	$7,580,524

Net Assets:
Accumulation unit values	$7	$3,917,119	$818,245	$2,081,014	$375,853	$7,573,975
Retained by Equitable Financial in Separate Account No. 66	10	1,160	329	709	52	6,549

Total Net Assets	$17	$3,918,279	$818,574	$2,081,723	$375,905	$7,580,524

Investments in shares of the Portfolios, at cost	$7	$3,408,057	$1,100,152	$2,735,153	$469,439	$7,760,827

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-35

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$999,363	$2,076,569	$576,293	$847,379	$20,733,999	$1,300,796
Receivable for shares of the Portfolios sold	—	—	—	—	92,085	975
Receivable for policy-related transactions	2	1,181	318	120	—	—

Total assets	999,365	2,077,750	576,611	847,499	20,826,084	1,301,771

Liabilities:
Payable for shares of the Portfolios purchased	25	1,412	449	216	—	—
Payable for policy-related transactions	—	—	—	—	93,575	1,188
Payable for direct operating expenses	116	429	48	149	3,649	172

Total liabilities	141	1,841	497	365	97,224	1,360

Net Assets	$999,224	$2,075,909	$576,114	$847,134	$20,728,860	$1,300,411

Net Assets:
Accumulation unit values	$999,014	$2,075,825	$575,920	$847,063	$20,713,400	$1,300,023
Retained by Equitable Financial in Separate Account No. 66	210	84	194	71	15,460	388

Total Net Assets	$999,224	$2,075,909	$576,114	$847,134	$20,728,860	$1,300,411

Investments in shares of the Portfolios, at cost	$1,253,300	$2,479,650	$685,442	$974,416	$17,257,888	$1,629,740

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-36

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Assets:
Investments in shares of the Portfolios, at fair value	$3,351,867	$1,421,434	$6,514,691	$7	$651,853	$87,525
Receivable for shares of the Portfolios sold	—	70	4,635	—	—	79
Receivable for policy-related transactions	202	—	—	2	1,076	—

Total assets	3,352,069	1,421,504	6,519,326	9	652,929	87,604

Liabilities:
Payable for shares of the Portfolios purchased	1,152	—	—	—	706	—
Payable for policy-related transactions	—	238	3,264	—	—	79
Payable for direct operating expenses	487	153	696	—	140	—

Total liabilities	1,639	391	3,960	—	846	79

Net Assets	$3,350,430	$1,421,113	$6,515,366	$9	$652,083	$87,525

Net Assets:
Accumulation unit values	$3,350,410	$1,420,472	$6,512,585	$9	$651,526	$87,420
Retained by Equitable Financial in Separate Account No. 66	20	641	2,781	—	557	105

Total Net Assets	$3,350,430	$1,421,113	$6,515,366	$9	$652,083	$87,525

Investments in shares of the Portfolios, at cost	$3,678,593	$1,555,649	$6,566,687	$8	$727,541	$88,897

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-37

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$6,669,543	$2,729,480	$7,495,805	$1,123,925	$877,827	$4,382,379
Receivable for shares of the Portfolios sold	—	—	7,199	1,004	—	—
Receivable for policy-related transactions	820	14,456	—	—	539	120

Total assets	6,670,363	2,743,936	7,503,004	1,124,929	878,366	4,382,499

Liabilities:
Payable for shares of the Portfolios purchased	1,063	14,456	—	—	543	470
Payable for policy-related transactions	—	—	7,750	1,004	—	—
Payable for direct operating expenses	1,665	513	1,065	220	181	399

Total liabilities	2,728	14,969	8,815	1,224	724	869

Net Assets	$6,667,635	$2,728,967	$7,494,189	$1,123,705	$877,642	$4,381,630

Net Assets:
Accumulation unit values	$6,666,548	$2,722,532	$7,486,751	$1,123,518	$875,331	$4,377,808
Retained by Equitable Financial in Separate Account No. 66	1,087	6,435	7,438	187	2,311	3,822

Total Net Assets	$6,667,635	$2,728,967	$7,494,189	$1,123,705	$877,642	$4,381,630

Investments in shares of the Portfolios, at cost	$8,549,453	$4,017,642	$8,057,819	$1,367,263	$976,486	$4,237,489

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-38

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$25,734,878	$2,097,527	$12,926,112	$596,040	$1,678,710	$8,716
Receivable for shares of the Portfolios sold	—	—	—	6	—	8
Receivable for policy-related transactions	16,680	902	104,018	—	21	—

Total assets	25,751,558	2,098,429	13,030,130	596,046	1,678,731	8,724

Liabilities:
Payable for shares of the Portfolios purchased	19,177	2,905	103,813	—	249	—
Payable for policy-related transactions	—	—	—	6	—	8
Payable for direct operating expenses	5,990	565	1,927	144	239	—

Total liabilities	25,167	3,470	105,740	150	488	8

Net Assets	$25,726,391	$2,094,959	$12,924,390	$595,896	$1,678,243	$8,716

Net Assets:
Accumulation unit values	$25,724,743	$2,094,266	$12,924,390	$595,767	$1,678,160	$8,671
Retained by Equitable Financial in Separate Account No. 66	1,648	693	—	129	83	45

Total Net Assets	$25,726,391	$2,094,959	$12,924,390	$595,896	$1,678,243	$8,716

Investments in shares of the Portfolios, at cost	$31,983,369	$2,643,916	$12,926,199	$802,853	$1,718,021	$9,932

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-39

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/VALUE EQUITY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$3,482,293	$1,085,610	$22	$184,389	$449,374	$5,860,033
Receivable for shares of the Portfolios sold	—	—	—	—	—	—
Receivable for policy-related transactions	1,996	7,588	—	191	—	2,518

Total assets	3,484,289	1,093,198	22	184,580	449,374	5,862,551

Liabilities:
Payable for shares of the Portfolios purchased	1,735	7,683	—	191	—	2,050
Payable for policy-related transactions	—	—	—	—	—	—
Payable for direct operating expenses	545	333	—	37	81	1,684

Total liabilities	2,280	8,016	—	228	81	3,734

Net Assets	$3,482,009	$1,085,182	$22	$184,352	$449,293	$5,858,817

Net Assets:
Accumulation unit values	$3,480,342	$1,084,444	$15	$184,343	$449,149	$5,853,642
Retained by Equitable Financial in Separate Account No. 66	1,667	738	7	9	144	5,175

Total Net Assets	$3,482,009	$1,085,182	$22	$184,352	$449,293	$5,858,817

Investments in shares of the Portfolios, at cost	$4,070,658	$1,569,197	$25	$209,253	$531,810	$8,784,120

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-40

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$524,108	$1,275,004	$838,200	$1,769,141	$57,332	$2,463,583
Receivable for shares of the Portfolios sold	21	40	59	112	20	—
Receivable for policy-related transactions	85	—	—	—	61	787

Total assets	524,214	1,275,044	838,259	1,769,253	57,413	2,464,370

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	787
Payable for policy-related transactions	21	36	59	96	—	—
Payable for direct operating expenses	—	168	133	402	100	935

Total liabilities	21	204	192	498	100	1,722

Net Assets	$524,193	$1,274,840	$838,067	$1,768,755	$57,313	$2,462,648

Net Assets:
Accumulation unit values	$524,014	$1,274,161	$837,698	$1,768,323	$57,300	$2,462,412
Retained by Equitable Financial in Separate Account No. 66	179	679	369	432	13	236

Total Net Assets	$524,193	$1,274,840	$838,067	$1,768,755	$57,313	$2,462,648

Investments in shares of the Portfolios, at cost	$673,896	$1,446,896	$831,464	$1,649,115	$53,693	$2,920,851

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-41

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$5,473,464
Receivable for shares of the Portfolios sold	—
Receivable for policy-related transactions	8,704

Total assets	5,482,168

Liabilities:
Payable for shares of the Portfolios purchased	8,704
Payable for policy-related transactions	—
Payable for direct operating expenses	1,256

Total liabilities	9,960

Net Assets	$5,472,208

Net Assets:
Accumulation unit values	$5,471,964
Retained by Equitable Financial in Separate Account No. 66	244

Total Net Assets	$5,472,208

Investments in shares of the Portfolios, at cost	$6,390,135

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-42

SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class **	Portfolio Shares Held
1290 RETIREMENT 2020	I	66,612

1290 RETIREMENT 2025	I	118,555

1290 RETIREMENT 2030	I	141,240

1290 RETIREMENT 2035	I	77,115

1290 RETIREMENT 2040	I	72,948

1290 RETIREMENT 2045	I	30,319

1290 RETIREMENT 2050	I	39,105

1290 RETIREMENT 2055	I	29,459

1290 RETIREMENT 2060	I	22,282

1290 VT EQUITY INCOME	IB	487,025

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	11,020

1290 VT GAMCO SMALL COMPANY VALUE	IB	44,801

1290 VT SMALL CAP VALUE	IB	1

1290 VT SOCIALLY RESPONSIBLE	IB	247,384

EQ/AB SMALL CAP GROWTH	IA	5,290

EQ/AB SMALL CAP GROWTH	IB	60,322

EQ/AGGRESSIVE ALLOCATION	B	239,403

EQ/ALL ASSET GROWTH ALLOCATION	IB	23,353

EQ/CAPITAL GROUP RESEARCH	IB	297,717

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	96,045

EQ/CONSERVATIVE ALLOCATION	B	265,462

EQ/CONSERVATIVE-PLUS ALLOCATION	B	74,584

EQ/CORE PLUS BOND	A	13

EQ/CORE PLUS BOND	B	247,986

EQ/EQUITY 500 INDEX	IA	413

EQ/EQUITY 500 INDEX	IB	366,088

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	93,492

EQ/INTERMEDIATE GOVERNMENT BOND	IA	1

EQ/INTERMEDIATE GOVERNMENT BOND	IB	358,796

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	146,781

EQ/INTERNATIONAL EQUITY INDEX	IA	703,132

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	1

EQ/JANUS ENTERPRISE	IB	35,541

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	4,783

EQ/LARGE CAP GROWTH INDEX	IB	425,427

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	118,591

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	7,363

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	441,912

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class **	Portfolio Shares Held

EQ/MFS INTERNATIONAL GROWTH	IB	167,389

EQ/MID CAP INDEX	IB	63,609

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	290,750

EQ/MODERATE ALLOCATION	B	2,346,011

EQ/MODERATE-PLUS ALLOCATION	B	247,631

EQ/MONEY MARKET	IA	550
EQ/MONEY MARKET	IB	12,922,711

EQ/PIMCO GLOBAL REAL RETURN	K	81,126

EQ/PIMCO ULTRA SHORT BOND	IB	174,728

EQ/QUALITY BOND PLUS	IA	1,152

EQ/SMALL COMPANY INDEX	IB	351,866

EQ/T. ROWE PRICE GROWTH STOCK	IB	24,410

EQ/VALUE EQUITY	IB	1

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	16,906

MULTIMANAGER CORE BOND	IB	53,157

MULTIMANAGER TECHNOLOGY	IB	256,650

TARGET 2015 ALLOCATION	B	78,718

TARGET 2025 ALLOCATION	B	132,595

TARGET 2035 ALLOCATION	B	71,020

TARGET 2045 ALLOCATION	B	143,278

TARGET 2055 ALLOCATION	B	4,500

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	COMMON SHARES	238,719

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	COMMON SHARES	129,396

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 RETIREMENT 2020	0.02%	I	$11.59	55

1290 RETIREMENT 2025	0.02%	I	$11.86	102

1290 RETIREMENT 2030	0.02%	I	$12.07	124

1290 RETIREMENT 2035	0.02%	I	$12.23	70

1290 RETIREMENT 2040	0.02%	I	$12.58	70

1290 RETIREMENT 2045	0.02%	I	$12.67	28

1290 RETIREMENT 2050	0.02%	I	$12.77	38

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 RETIREMENT 2055	0.02%	I	$12.84	29

1290 RETIREMENT 2060	0.02%	I	$13.06	22

1290 VT EQUITY INCOME	0.02%	IB	$25.03	97

1290 VT GAMCO MERGERS & ACQUISITIONS	0.02%	IB	$14.29	9

1290 VT GAMCO SMALL COMPANY VALUE	0.02%	IB	$42.42	66

1290 VT SMALL CAP VALUE	0.00%	IB	$21.52	—

1290 VT SOCIALLY RESPONSIBLE	0.02%	IB	$27.00	145

EQ/AB SMALL CAP GROWTH	0.05%	IA	$636.34	—
EQ/AB SMALL CAP GROWTH	0.02%	IB	$24.87	30

EQ/AGGRESSIVE ALLOCATION	0.02%	B	$19.33	108

EQ/ALL ASSET GROWTH ALLOCATION	0.02%	IB	$16.75	22

EQ/CAPITAL GROUP RESEARCH	0.02%	IB	$62.73	121

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IB	$379.66	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.02%	IB	$25.90	35

EQ/CONSERVATIVE ALLOCATION	0.02%	B	$13.54	153

EQ/CONSERVATIVE-PLUS ALLOCATION	0.02%	B	$15.26	38

EQ/CORE PLUS BOND	0.02%	B	$11.06	77

EQ/EQUITY 500 INDEX	0.05%	IA	$1,251.42	—
EQ/EQUITY 500 INDEX	0.02%	IB	$31.18	664

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$775.49	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.02%	IB	$21.76	59

EQ/INTERMEDIATE GOVERNMENT BOND	0.02%	IB	$12.24	274

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$190.33	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.02%	IB	$17.07	83

EQ/INTERNATIONAL EQUITY INDEX	0.02%	IA	$25.84	245
EQ/INTERNATIONAL EQUITY INDEX	0.05%	IA	$229.25	1

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$196.24	—

EQ/JANUS ENTERPRISE	0.02%	IB	$24.95	26

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$496.77	—

EQ/LARGE CAP GROWTH INDEX	0.02%	IB	$33.72	198

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$490.33	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.02%	IB	$20.42	132

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$320.76	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.02%	IB	$29.73	248

EQ/MFS INTERNATIONAL GROWTH	0.02%	IB	$18.68	60

EQ/MID CAP INDEX	0.00%	IB	$390.76	—
EQ/MID CAP INDEX	0.02%	IB	$26.63	33

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$491.83	—

The accompanying notes are an integral part of these financial statements.

FSA-45

SEPARATE ACCOUNTS NO. 66

STATEMENT OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/MID CAP VALUE MANAGED VOLATILITY	0.02%	IB	$38.70	110

EQ/MODERATE ALLOCATION	0.02%	B	$15.70	1639

EQ/MODERATE-PLUS ALLOCATION	0.02%	B	$17.66	119

EQ/MONEY MARKET	0.05%	IA	$182.55	—
EQ/MONEY MARKET	0.02%	IB	$10.45	1237

EQ/PIMCO GLOBAL REAL RETURN	0.02%	K	$10.47	57

EQ/PIMCO ULTRA SHORT BOND	0.02%	IB	$12.65	133

EQ/QUALITY BOND PLUS	0.05%	IA	$248.98	—

EQ/SMALL COMPANY INDEX	0.02%	IB	$40.17	87

EQ/T. ROWE PRICE GROWTH STOCK	0.02%	IB	$26.74	41

EQ/VALUE EQUITY	0.00%	IB	$527.05	—

EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.02%	IB	$16.11	11

MULTIMANAGER CORE BOND	0.02%	IB	$10.49	43

MULTIMANAGER TECHNOLOGY	0.02%	IB	$63.33	92

TARGET 2015 ALLOCATION	0.02%	B	$15.00	35

TARGET 2025 ALLOCATION	0.02%	B	$17.28	74

TARGET 2035 ALLOCATION	0.02%	B	$18.71	45

TARGET 2045 ALLOCATION	0.02%	B	$19.48	91

TARGET 2055 ALLOCATION	0.02%	B	$15.91	4

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	0.02%	COMMON SHARES	$10.18	242

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	0.02%	COMMON SHARES	$15.19	360

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual program expense, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in note 5 of these financial statements.
***	Variable Investment Options where units outstanding are less than 500 are denoted by a —.

FSA-46

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2022

	1290 RETIREMENT 2020*	1290 RETIREMENT 2025*	1290 RETIREMENT 2030*	1290 RETIREMENT 2035*	1290 RETIREMENT 2040*	1290 RETIREMENT 2045*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$16,110	$27,772	$32,213	$19,256	$18,823	$7,532
Expenses:
Asset-based charges and direct operating expenses	115	224	294	170	147	77

Net Investment Income (Loss)	15,995	27,548	31,919	19,086	18,676	7,455

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(3,631)	3,622	(46)	14,088	1,939	6,953
Net realized gain distribution from the Portfolios	45,019	52,410	85,738	43,735	4,007	5,677

Net realized gain (loss)	41,388	56,032	85,692	57,823	5,946	12,630

Net change in unrealized appreciation (depreciation) of investments	(149,143)	(270,312)	(377,881)	(212,142)	(135,746)	(89,184)

Net Realized and Unrealized Gain (Loss) on Investments	(107,755)	(214,280)	(292,189)	(154,319)	(129,800)	(76,554)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(91,760)	$(186,732)	$(260,270)	$(135,233)	$(111,124)	$(69,099)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-47

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2022

	1290 RETIREMENT 2050*	1290 RETIREMENT 2055*	1290 RETIREMENT 2060*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,165	$7,665	$5,985	$41,968	$425	$15,276
Expenses:
Asset-based charges and direct operating expenses	78	74	67	323	18	527

Net Investment Income (Loss)	10,087	7,591	5,918	41,645	407	14,749

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	40,081	18,444	6,502	34,362	(372)	34,319
Net realized gain distribution from the Portfolios	2,295	6,156	5,323	126,431	3,990	140,215

Net realized gain (loss)	42,376	24,600	11,825	160,793	3,618	174,534

Net change in unrealized appreciation (depreciation) of investments	(116,523)	(93,840)	(82,010)	(116,452)	(7,970)	(543,020)

Net Realized and Unrealized Gain (Loss) on Investments	(74,147)	(69,240)	(70,185)	44,341	(4,352)	(368,486)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(64,060)	$(61,649)	$(64,267)	$85,986	$(3,945)	$(353,737)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-48

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2022

	1290 VT SMALL CAP VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/CAPITAL GROUP RESEARCH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$27,228	$1,327	$19,176	$5,097	$13,533
Expenses:
Asset-based charges and direct operating expenses	—	745	181	377	65	1,444

Net Investment Income (Loss)	—	26,483	1,146	18,799	5,032	12,089

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	148	111,817	(28,340)	(10,775)	(3,026)	216,690
Net realized gain distribution from the Portfolios	1	24,455	37,345	279,739	27,947	956,106

Net realized gain (loss)	149	136,272	9,005	268,964	24,921	1,172,796

Net change in unrealized appreciation (depreciation) of investments	(281)	(1,259,416)	(325,976)	(730,721)	(88,675)	(3,024,045)

Net Realized and Unrealized Gain (Loss) on Investments	(132)	(1,123,144)	(316,971)	(461,757)	(63,754)	(1,851,249)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(132)	$(1,096,661)	$(315,825)	$(442,958)	$(58,722)	$(1,839,160)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-49

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$31,431	$7,656	$18,875	$231,792	$4,783
Expenses:
Asset-based charges and direct operating expenses	112	380	98	130	3,962	244

Net Investment Income (Loss)	(112)	31,051	7,558	18,745	227,830	4,539

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	10,542	(18,018)	(1,390)	(17,929)	1,453,106	(53,254)
Net realized gain distribution from the Portfolios	150,300	79,710	39,962	685	320,841	36,144

Net realized gain (loss)	160,842	61,692	38,572	(17,244)	1,773,947	(17,110)

Net change in unrealized appreciation (depreciation) of investments	(386,687)	(385,291)	(132,481)	(100,356)	(6,780,589)	(334,502)

Net Realized and Unrealized Gain (Loss) on Investments	(225,845)	(323,599)	(93,909)	(117,600)	(5,006,642)	(351,612)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(225,957)	$(292,548)	$(86,351)	$(98,855)	$(4,778,812)	$(347,073)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-50

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$32,913	$17,953	$160,967	$—	$—	$929
Expenses:
Asset-based charges and direct operating expenses	607	258	1,263	—	122	—

Net Investment Income (Loss)	32,306	17,695	159,704	—	(122)	929

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(41,277)	(9)	110,135	91	9,458	55
Net realized gain distribution from the Portfolios	3,259	11,786	—	—	46,031	6,782

Net realized gain (loss)	(38,018)	11,777	110,135	91	55,489	6,837

Net change in unrealized appreciation (depreciation) of investments	(260,297)	(268,845)	(1,226,998)	(114)	(183,387)	(7,587)

Net Realized and Unrealized Gain (Loss) on Investments	(298,315)	(257,068)	(1,116,863)	(23)	(127,898)	(750)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(266,009)	$(239,373)	$(957,159)	$(23)	$(128,020)	$179

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-51

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$18,044	$2,113	$100,543	$11,354	$8,852	$43,807
Expenses:
Asset-based charges and direct operating expenses	1,367	537	1,384	233	174	837

Net Investment Income (Loss)	16,677	1,576	99,159	11,121	8,678	42,970

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(21,802)	(39,030)	173,211	(75,182)	31,799	82,951
Net realized gain distribution from the Portfolios	548,910	377,560	291,523	51,452	57,750	116,284

Net realized gain (loss)	527,108	338,530	464,734	(23,730)	89,549	199,235

Net change in unrealized appreciation (depreciation) of investments	(3,425,335)	(1,502,413)	(1,560,555)	(218,258)	(262,169)	(1,030,396)

Net Realized and Unrealized Gain (Loss) on Investments	(2,898,227)	(1,163,883)	(1,095,821)	(241,988)	(172,620)	(831,161)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,881,550)	$(1,162,307)	$(996,662)	$(230,867)	$(163,942)	$(788,191)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-52

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$343,664	$23,485	$148,415	$64,768	$23,164	$60
Expenses:
Asset-based charges and direct operating expenses	5,016	420	2,497	108	265	4

Net Investment Income (Loss)	338,648	23,065	145,918	64,660	22,899	56

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(461,706)	(96,465)	1,040	(16,935)	(3,805)	(10)
Net realized gain distribution from the Portfolios	2,155,284	250,093	83	6	1,535	62

Net realized gain (loss)	1,693,578	153,628	1,123	(16,929)	(2,270)	52

Net change in unrealized appreciation (depreciation) of investments	(7,010,614)	(623,615)	(1,110)	(148,622)	(27,566)	(955)

Net Realized and Unrealized Gain (Loss) on Investments	(5,317,036)	(469,987)	13	(165,551)	(29,836)	(903)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,978,388)	$(446,922)	$145,931	$(100,891)	$(6,937)	$(847)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-53

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/VALUE EQUITY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$33,835	$—	$—	$3,265	$12,088	$—
Expenses:
Asset-based charges and direct operating expenses	692	237	—	32	95	1,330

Net Investment Income (Loss)	33,143	(237)	—	3,233	11,993	(1,330)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(27,621)	(17,119)	(237)	(87)	(26,650)	3,657
Net realized gain distribution from the Portfolios	126,585	38,193	—	5,022	—	704,216

Net realized gain (loss)	98,964	21,074	(237)	4,935	(26,650)	707,873

Net change in unrealized appreciation (depreciation) of investments	(1,059,854)	(725,889)	2	(31,977)	(62,857)	(4,520,628)

Net Realized and Unrealized Gain (Loss) on Investments	(960,890)	(704,815)	(235)	(27,042)	(89,507)	(3,812,755)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(927,747)	$(705,052)	$(235)	$(23,809)	$(77,514)	$(3,814,085)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-54

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2022

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,752	$21,311	$12,156	$23,450	$658	$69,518
Expenses:
Asset-based charges and direct operating expenses	99	270	165	341	23	586

Net Investment Income (Loss)	10,653	21,041	11,991	23,109	635	68,932

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(3,212)	(2,299)	20,324	29,349	16,398	(210,421)
Net realized gain distribution from the Portfolios	34,991	105,710	32,546	68,778	4,746	24,668

Net realized gain (loss)	31,779	103,411	52,870	98,127	21,144	(185,753)

Net change in unrealized appreciation (depreciation) of investments	(130,980)	(404,193)	(242,061)	(492,534)	(49,125)	(355,879)

Net Realized and Unrealized Gain (Loss) on Investments	(99,201)	(300,782)	(189,191)	(394,407)	(27,981)	(541,632)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(88,548)	$(279,741)	$(177,200)	$(371,298)	$(27,346)	$(472,700)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-55

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Concluded)

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2022

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$75,618
Expenses:
Asset-based charges and direct operating expenses	983

Net Investment Income (Loss)	74,635

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	282,174
Net realized gain distribution from the Portfolios	405,055

Net realized gain (loss)	687,229

Net change in unrealized appreciation (depreciation) of investments	(1,975,299)

Net Realized and Unrealized Gain (Loss) on Investments	(1,288,070)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,213,435)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-56

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 RETIREMENT 2020*		1290 RETIREMENT 2025*		1290 RETIREMENT 2030*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$15,995	$8,333	$27,548	$17,104	$31,919	$16,103
Net realized gain (loss)	41,388	28,819	56,032	75,518	85,692	19,860
Net change in unrealized appreciation (depreciation) of investments	(149,143)	20,197	(270,312)	40,957	(377,881)	93,889

Net increase (decrease) in net assets resulting from operations	(91,760)	57,349	(186,732)	133,579	(260,270)	129,852

From Contractowners Transactions:
Payments received from contractowners	61,950	21,925	64,600	92,877	295,579	90,195
Transfers between Variable Investment Options including guaranteed interest account, net	1,685	7,312	32,770	77,029	2,445	500,901
Redemptions for contract benefits and terminations	(30,891)	(29,479)	(71,917)	(71,275)	(183,015)	(11,976)
Contract maintenance charges	(4,154)	(4,306)	(8,005)	(8,236)	(12,039)	(8,001)

Net increase (decrease) in net assets resulting from contractowners transactions	28,590	(4,548)	17,448	90,395	102,970	571,119

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	—	—	—	918	—

Net Increase (Decrease) in Net Assets	(63,170)	52,801	(169,284)	223,974	(156,382)	700,971
Net Assets — Beginning of Year or Period	702,463	649,662	1,384,088	1,160,114	1,652,673	951,702

Net Assets — End of Year or Period	$639,293	$702,463	$1,214,804	$1,384,088	$1,496,291	$1,652,673

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-57

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 RETIREMENT 2035*		1290 RETIREMENT 2040*		1290 RETIREMENT 2045*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$19,086	$10,877	$18,676	$6,034	$7,455	$5,702
Net realized gain (loss)	57,823	12,394	5,946	9,127	12,630	61,788
Net change in unrealized appreciation (depreciation) of investments	(212,142)	84,530	(135,746)	52,110	(89,184)	9,170

Net increase (decrease) in net assets resulting from operations	(135,233)	107,801	(111,124)	67,271	(69,099)	76,660

From Contractowners Transactions:
Payments received from contractowners	215,805	188,415	474,401	74,175	120,442	123,312
Transfers between Variable Investment Options including guaranteed interest account, net	32,660	(7,601)	(4,837)	6,437	(79,710)	(13,549)
Redemptions for contract benefits and terminations	(208,653)	(54,531)	(26,046)	(32,182)	(101,033)	(218,524)
Contract maintenance charges	(7,017)	(6,213)	(6,751)	(3,865)	(3,196)	(3,793)

Net increase (decrease) in net assets resulting from contractowners transactions	32,795	120,070	436,767	44,565	(63,497)	(112,554)

Net Increase (Decrease) in Net Assets	(102,438)	227,871	325,643	111,836	(132,596)	(35,894)
Net Assets — Beginning of Year or Period	956,618	728,747	553,931	442,095	483,859	519,753

Net Assets — End of Year or Period	$854,180	$956,618	$879,574	$553,931	$351,263	$483,859

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-58

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 RETIREMENT 2050*		1290 RETIREMENT 2055*		1290 RETIREMENT 2060*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$10,087	$5,626	$7,591	$4,777	$5,918	$3,315
Net realized gain (loss)	42,376	10,882	24,600	27,555	11,825	10,709
Net change in unrealized appreciation (depreciation) of investments	(116,523)	53,475	(93,840)	40,337	(82,010)	35,684

Net increase (decrease) in net assets resulting from operations	(64,060)	69,983	(61,649)	72,669	(64,267)	49,708

From Contractowners Transactions:
Payments received from contractowners	245,669	136,588	178,284	165,463	250,005	106,472
Transfers between Variable Investment Options including guaranteed interest account, net	(27,064)	(374)	(491)	(84,264)	(27)	2,053
Redemptions for contract benefits and terminations	(203,400)	(26,184)	(189,302)	(71,413)	(233,662)	(44,343)
Contract maintenance charges	(3,278)	(3,551)	(3,189)	(3,319)	(2,975)	(2,234)

Net increase (decrease) in net assets resulting from contractowners transactions	11,927	106,479	(14,698)	6,467	13,341	61,948

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	—	5	—	29	—

Net Increase (Decrease) in Net Assets	(52,133)	176,462	(76,342)	79,136	(50,897)	111,656
Net Assets — Beginning of Year or Period	541,217	364,755	446,554	367,418	333,390	221,734

Net Assets — End of Year or Period	$489,084	$541,217	$370,212	$446,554	$282,493	$333,390

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-59

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$41,645	$13,222	$407	$551	$14,749	$19,534
Net realized gain (loss)	160,793	(87,054)	3,618	2,433	174,534	365,488
Net change in unrealized appreciation (depreciation) of investments	(116,452)	287,291	(7,970)	4,496	(543,020)	339,911

Net increase (decrease) in net assets resulting from operations	85,986	213,459	(3,945)	7,480	(353,737)	724,933

From Contractowners Transactions:
Payments received from contractowners	89,534	50,940	13,634	12,657	149,005	141,103
Transfers between Variable Investment Options including guaranteed interest account, net	1,456,390	24,830	45,744	7,044	28,050	(33,413)
Redemptions for contract benefits and terminations	(133,345)	(242,287)	(14,541)	(775)	(368,571)	(467,651)
Contract maintenance charges	(10,079)	(5,608)	(708)	(514)	(17,997)	(19,574)

Net increase (decrease) in net assets resulting from contractowners transactions	1,402,500	(172,125)	44,129	18,412	(209,513)	(379,535)

Net Increase (Decrease) in Net Assets	1,488,486	41,334	40,184	25,892	(563,250)	345,398
Net Assets — Beginning of Year or Period	947,655	906,321	87,604	61,712	3,355,304	3,009,906

Net Assets — End of Year or Period	$2,436,141	$947,655	$127,788	$87,604	$2,792,054	$3,355,304

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-60

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT SMALL CAP VALUE*		1290 VT SOCIALLY RESPONSIBLE*		EQ/AB SMALL CAP GROWTH*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$23	$26,483	$20,045	$1,146	$(285)
Net realized gain (loss)	149	308	136,272	218,201	9,005	241,939
Net change in unrealized appreciation (depreciation) of investments	(281)	169	(1,259,416)	927,648	(325,976)	(93,283)

Net increase (decrease) in net assets resulting from operations	(132)	500	(1,096,661)	1,165,894	(315,825)	148,371

From Contractowners Transactions:
Payments received from contractowners	55	550	207,446	155,879	64,545	71,580
Transfers between Variable Investment Options including guaranteed interest account, net	—	—	(72,544)	139,086	13,098	(213,101)
Redemptions for contract benefits and terminations	(2,133)	—	(103,433)	(369,561)	(40,160)	(191,035)
Contract maintenance charges	(7)	(16)	(23,416)	(23,850)	(5,734)	(7,794)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,085)	534	8,053	(98,446)	31,749	(340,350)

Net Increase (Decrease) in Net Assets	(2,217)	1,034	(1,088,608)	1,067,448	(284,076)	(191,979)
Net Assets — Beginning of Year or Period	2,234	1,200	5,006,887	3,939,439	1,102,650	1,294,629

Net Assets — End of Year or Period	$17	$2,234	$3,918,279	$5,006,887	$818,574	$1,102,650

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-61

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AGGRESSIVE ALLOCATION*		EQ/ALL ASSET GROWTH ALLOCATION*		EQ/CAPITAL GROUP RESEARCH*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$18,799	$89,808	$5,032	$15,072	$12,089	$(1,929)
Net realized gain (loss)	268,964	351,710	24,921	54,043	1,172,796	1,137,283
Net change in unrealized appreciation (depreciation) of investments	(730,721)	(64,461)	(88,675)	(33,474)	(3,024,045)	799,157

Net increase (decrease) in net assets resulting from operations	(442,958)	377,057	(58,722)	35,641	(1,839,160)	1,934,511

From Contractowners Transactions:
Payments received from contractowners	268,869	238,122	61,087	61,568	302,858	310,627
Transfers between Variable Investment Options including guaranteed interest account, net	144,058	(174,707)	(7,885)	(4,167)	(147,777)	(372,811)
Redemptions for contract benefits and terminations	(170,988)	(683,954)	(10,673)	(14,370)	(424,559)	(953,289)
Contract maintenance charges	(13,998)	(15,309)	(2,610)	(2,547)	(47,459)	(53,982)

Net increase (decrease) in net assets resulting from contractowners transactions	227,941	(635,848)	39,919	40,484	(316,937)	(1,069,455)

Net Increase (Decrease) in Net Assets	(215,017)	(258,791)	(18,803)	76,125	(2,156,097)	865,056
Net Assets — Beginning of Year or Period	2,296,740	2,555,531	394,708	318,583	9,736,621	8,871,565

Net Assets — End of Year or Period	$2,081,723	$2,296,740	$375,905	$394,708	$7,580,524	$9,736,621

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-62

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*(c)		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(112)	$(100)	$31,051	$32,326	$7,558	$11,538
Net realized gain (loss)	160,842	122,486	61,692	90,298	38,572	43,348
Net change in unrealized appreciation (depreciation) of investments	(386,687)	(4,032)	(385,291)	(62,489)	(132,481)	(16,291)

Net increase (decrease) in net assets resulting from operations	(225,957)	118,354	(292,548)	60,135	(86,351)	38,595

From Contractowners Transactions:
Payments received from contractowners	57,841	52,704	147,107	151,810	69,875	78,385
Transfers between Variable Investment Options including guaranteed interest account, net	646,318	37,012	56,382	(7,592)	40,953	9,721
Redemptions for contract benefits and terminations	(54,864)	(280,592)	(129,247)	(156,785)	(5,900)	(238,689)
Contract maintenance charges	(4,593)	(4,173)	(12,717)	(13,208)	(3,704)	(3,770)

Net increase (decrease) in net assets resulting from contractowners transactions	644,702	(195,049)	61,525	(25,775)	101,224	(154,353)

Net Increase (Decrease) in Net Assets	418,745	(76,695)	(231,023)	34,360	14,873	(115,758)
Net Assets — Beginning of Year or Period	580,479	657,174	2,306,932	2,272,572	561,241	676,999

Net Assets — End of Year or Period	$999,224	$580,479	$2,075,909	$2,306,932	$576,114	$561,241

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(c)	Formerly known as EQ/ClearBridge Large Cap Growth.

FSA-63

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CORE PLUS BOND*		EQ/EQUITY 500 INDEX*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$18,745	$13,852	$227,830	$202,229	$4,539	$14,257
Net realized gain (loss)	(17,244)	19,250	1,773,947	4,279,080	(17,110)	317,393
Net change in unrealized appreciation (depreciation) of investments	(100,356)	(51,590)	(6,780,589)	2,108,831	(334,502)	(104,459)

Net increase (decrease) in net assets resulting from operations	(98,855)	(18,488)	(4,778,812)	6,590,140	(347,073)	227,191

From Contractowners Transactions:
Payments received from contractowners	33,651	46,152	929,645	1,117,816	124,353	134,899
Transfers between Variable Investment Options including guaranteed interest account, net	60,573	63,610	141,007	(1,649,424)	(46,285)	28,638
Redemptions for contract benefits and terminations	(32,300)	(181,182)	(1,992,616)	(5,117,662)	(121,106)	(65,083)
Contract maintenance charges	(4,258)	(5,912)	(124,325)	(148,931)	(8,592)	(9,491)

Net increase (decrease) in net assets resulting from contractowners transactions	57,666	(77,332)	(1,046,289)	(5,798,201)	(51,630)	88,963

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	—	—	28	—	—

Net Increase (Decrease) in Net Assets	(41,189)	(95,820)	(5,825,101)	791,967	(398,703)	316,154
Net Assets — Beginning of Year or Period	888,323	984,143	26,553,961	25,761,994	1,699,114	1,382,960

Net Assets — End of Year or Period	$847,134	$888,323	$20,728,860	$26,553,961	$1,300,411	$1,699,114

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-64

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$32,306	$26,144	$17,695	$36,312	$159,704	$264,342
Net realized gain (loss)	(38,018)	37,979	11,777	189,607	110,135	95,835
Net change in unrealized appreciation (depreciation) of investments	(260,297)	(144,790)	(268,845)	(68,247)	(1,226,998)	500,440

Net increase (decrease) in net assets resulting from operations	(266,009)	(80,667)	(239,373)	157,672	(957,159)	860,617

From Contractowners Transactions:
Payments received from contractowners	150,915	180,134	76,652	76,019	361,629	443,933
Transfers between Variable Investment Options including guaranteed interest account, net	432,574	1,126	121,386	(64,060)	(766,353)	136,701
Redemptions for contract benefits and terminations	(456,845)	(270,399)	(104,956)	(218,837)	(566,449)	(1,070,755)
Contract maintenance charges	(20,127)	(21,517)	(8,335)	(9,505)	(40,505)	(48,353)

Net increase (decrease) in net assets resulting from contractowners transactions	106,517	(110,656)	84,747	(216,383)	(1,011,678)	(538,474)

Net Increase (Decrease) in Net Assets	(159,492)	(191,323)	(154,626)	(58,711)	(1,968,837)	322,143
Net Assets — Beginning of Year or Period	3,509,922	3,701,245	1,575,739	1,634,450	8,484,203	8,162,060

Net Assets — End of Year or Period	$3,350,430	$3,509,922	$1,421,113	$1,575,739	$6,515,366	$8,484,203

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-65

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$41	$(122)	$631	$929	$569
Net realized gain (loss)	91	103	55,489	155,698	6,837	16,159
Net change in unrealized appreciation (depreciation) of investments	(114)	(9)	(183,387)	(28,685)	(7,587)	(670)

Net increase (decrease) in net assets resulting from operations	(23)	135	(128,020)	127,644	179	16,058

From Contractowners Transactions:
Payments received from contractowners	55	550	67,283	62,828	2,132	1,900
Transfers between Variable Investment Options including guaranteed interest account, net	—	—	51,840	(109,564)	—	—
Redemptions for contract benefits and terminations	(1,901)	—	(117,474)	(116,402)	—	—
Contract maintenance charges	(6)	(15)	(4,119)	(5,192)	(881)	(756)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,852)	535	(2,470)	(168,330)	1,251	1,144

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	—	372	—	—	—

Net Increase (Decrease) in Net Assets	(1,875)	670	(130,118)	(40,686)	1,430	17,202
Net Assets — Beginning of Year or Period	1,884	1,214	782,201	822,887	86,095	68,893

Net Assets — End of Year or Period	$9	$1,884	$652,083	$782,201	$87,525	$86,095

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-66

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$16,677	$2,583	$1,576	$(737)	$99,159	$80,452
Net realized gain (loss)	527,108	888,281	338,530	1,176,035	464,734	1,387,244
Net change in unrealized appreciation (depreciation) of investments	(3,425,335)	1,211,484	(1,502,413)	(380,791)	(1,560,555)	344,554

Net increase (decrease) in net assets resulting from operations	(2,881,550)	2,102,348	(1,162,307)	794,507	(996,662)	1,812,250

From Contractowners Transactions:
Payments received from contractowners	296,257	318,120	157,729	177,756	270,094	1,031,669
Transfers between Variable Investment Options including guaranteed interest account, net	2,024	(300,075)	124,279	(90,213)	57,852	66,888
Redemptions for contract benefits and terminations	(523,675)	(74,110)	(141,083)	(822,910)	(888,828)	(1,319,901)
Contract maintenance charges	(38,596)	(42,884)	(19,681)	(22,817)	(44,158)	(43,761)

Net increase (decrease) in net assets resulting from contractowners transactions	(263,990)	(98,949)	121,244	(758,184)	(605,040)	(265,105)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	—	(1,623)	—	—	—

Net Increase (Decrease) in Net Assets	(3,145,540)	2,003,399	(1,042,686)	36,323	(1,601,702)	1,547,145
Net Assets — Beginning of Year or Period	9,813,175	7,809,776	3,771,653	3,735,330	9,095,891	7,548,746

Net Assets — End of Year or Period	$6,667,635	$9,813,175	$2,728,967	$3,771,653	$7,494,189	$9,095,891

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-67

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MFS INTERNATIONAL GROWTH*		EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$11,121	$3,165	$8,678	$7,349	$42,970	$28,580
Net realized gain (loss)	(23,730)	222,152	89,549	144,488	199,235	1,176,209
Net change in unrealized appreciation (depreciation) of investments	(218,258)	(94,465)	(262,169)	88,172	(1,030,396)	146,735

Net increase (decrease) in net assets resulting from operations	(230,867)	130,852	(163,942)	240,009	(788,191)	1,351,524

From Contractowners Transactions:
Payments received from contractowners	100,825	105,999	89,880	138,177	131,727	142,362
Transfers between Variable Investment Options including guaranteed interest account, net	133,373	326,905	(73,024)	142,612	730	124,851
Redemptions for contract benefits and terminations	(429,998)	(120,997)	(252,508)	(216,398)	(411,038)	(2,093,731)
Contract maintenance charges	(7,416)	(8,018)	(6,008)	(7,100)	(28,096)	(31,032)

Net increase (decrease) in net assets resulting from contractowners transactions	(203,216)	303,889	(241,660)	57,291	(306,677)	(1,857,550)

Net Increase (Decrease) in Net Assets	(434,083)	434,741	(405,602)	297,300	(1,094,868)	(506,026)
Net Assets — Beginning of Year or Period	1,557,788	1,123,047	1,283,244	985,944	5,476,498	5,982,524

Net Assets — End of Year or Period	$1,123,705	$1,557,788	$877,642	$1,283,244	$4,381,630	$5,476,498

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-68

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MODERATE ALLOCATION*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$338,648	$857,882	$23,065	$88,556	$145,918	$(2,737)
Net realized gain (loss)	1,693,578	2,123,978	153,628	312,726	1,123	21,577
Net change in unrealized appreciation (depreciation) of investments	(7,010,614)	(369,445)	(623,615)	(58,536)	(1,110)	1,188

Net increase (decrease) in net assets resulting from operations	(4,978,388)	2,612,415	(446,922)	342,746	145,931	20,028

From Contractowners Transactions:
Payments received from contractowners	3,916,136	4,282,356	449,097	354,442	690,895	702,924
Transfers between Variable Investment Options including guaranteed interest account, net	(1,300,964)	(988,877)	(41,758)	(16,934)	827,348	1,272,287
Redemptions for contract benefits and terminations	(5,210,212)	(3,331,906)	(483,981)	(1,177,538)	(1,868,648)	(2,567,867)
Contract maintenance charges	(198,300)	(221,990)	(16,331)	(18,317)	(81,365)	(76,529)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,793,340)	(260,417)	(92,973)	(858,347)	(431,770)	(669,185)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	(2,042)	—	—	—	720	(30)

Net Increase (Decrease) in Net Assets	(7,773,770)	2,351,998	(539,895)	(515,601)	(285,119)	(649,187)
Net Assets — Beginning of Year or Period	33,500,161	31,148,163	2,634,854	3,150,455	13,209,509	13,858,696

Net Assets — End of Year or Period	$25,726,391	$33,500,161	$2,094,959	$2,634,854	$12,924,390	$13,209,509

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-69

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$64,660	$56,226	$22,899	$5,732	$56	$28
Net realized gain (loss)	(16,929)	33,932	(2,270)	(17,781)	52	(571)
Net change in unrealized appreciation (depreciation) of investments	(148,622)	(66,886)	(27,566)	6,166	(955)	(850)

Net increase (decrease) in net assets resulting from operations	(100,891)	23,272	(6,937)	(5,883)	(847)	(1,393)

From Contractowners Transactions:
Payments received from contractowners	14,867	14,316	76,423	72,998	2,132	1,900
Transfers between Variable Investment Options including guaranteed interest account, net	169,552	44,667	300,827	1,398,130	—	(55,765)
Redemptions for contract benefits and terminations	(32,208)	(9,389)	(134,633)	(2,504,666)	—	—
Contract maintenance charges	(3,166)	(2,890)	(7,997)	(9,653)	(92)	(614)

Net increase (decrease) in net assets resulting from contractowners transactions	149,045	46,704	234,620	(1,043,191)	2,040	(54,479)

Net Increase (Decrease) in Net Assets	48,154	69,976	227,683	(1,049,074)	1,193	(55,872)
Net Assets — Beginning of Year or Period	547,742	477,766	1,450,560	2,499,634	7,523	63,395

Net Assets — End of Year or Period	$595,896	$547,742	$1,678,243	$1,450,560	$8,716	$7,523

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-70

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*		EQ/VALUE EQUITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$33,143	$30,543	$(237)	$(418)	$—	$20
Net realized gain (loss)	98,964	797,711	21,074	532,599	(237)	535
Net change in unrealized appreciation (depreciation) of investments	(1,059,854)	(97,956)	(725,889)	(268,910)	2	(27)

Net increase (decrease) in net assets resulting from operations	(927,747)	730,298	(705,052)	263,271	(235)	528

From Contractowners Transactions:
Payments received from contractowners	176,138	228,428	146,046	162,270	83	825
Transfers between Variable Investment Options including guaranteed interest account, net	(214,614)	98,586	60,857	(430,269)	—	—
Redemptions for contract benefits and terminations	(450,535)	(888,631)	(266,646)	(238,158)	(2,940)	—
Contract maintenance charges	(22,935)	(30,262)	(8,865)	(13,139)	(7)	(22)

Net increase (decrease) in net assets resulting from contractowners transactions	(511,946)	(591,879)	(68,608)	(519,296)	(2,864)	803

Net Increase (Decrease) in Net Assets	(1,439,693)	138,419	(773,660)	(256,025)	(3,099)	1,331
Net Assets — Beginning of Year or Period	4,921,702	4,783,283	1,858,842	2,114,867	3,121	1,790

Net Assets — End of Year or Period	$3,482,009	$4,921,702	$1,085,182	$1,858,842	$22	$3,121

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-71

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*		MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,233	$1,041	$11,993	$12,995	$(1,330)	$(1,998)
Net realized gain (loss)	4,935	13,971	(26,650)	7,596	707,873	2,001,206
Net change in unrealized appreciation (depreciation) of investments	(31,977)	1,098	(62,857)	(33,365)	(4,520,628)	(154,854)

Net increase (decrease) in net assets resulting from operations	(23,809)	16,110	(77,514)	(12,774)	(3,814,085)	1,844,354

From Contractowners Transactions:
Payments received from contractowners	22,829	29,388	29,435	77,546	267,971	313,382
Transfers between Variable Investment Options including guaranteed interest account, net	(111)	58	(187,119)	97,557	130,240	(712,490)
Redemptions for contract benefits and terminations	(2,540)	(3,337)	(86,508)	(416,950)	(835,252)	(844,795)
Contract maintenance charges	(1,224)	(1,130)	(3,257)	(5,602)	(43,833)	(55,289)

Net increase (decrease) in net assets resulting from contractowners transactions	18,954	24,979	(247,449)	(247,449)	(480,874)	(1,299,192)

Net Increase (Decrease) in Net Assets	(4,855)	41,089	(324,963)	(260,223)	(4,294,959)	545,162
Net Assets — Beginning of Year or Period	189,207	148,118	774,256	1,034,479	10,153,776	9,608,614

Net Assets — End of Year or Period	$184,352	$189,207	$449,293	$774,256	$5,858,817	$10,153,776

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-72

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	TARGET 2015 ALLOCATION*		TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$10,653	$10,549	$21,041	$32,224	$11,991	$19,261
Net realized gain (loss)	31,779	76,735	103,411	279,247	52,870	165,430
Net change in unrealized appreciation (depreciation) of investments	(130,980)	(37,240)	(404,193)	(108,353)	(242,061)	(28,039)

Net increase (decrease) in net assets resulting from operations	(88,548)	50,044	(279,741)	203,118	(177,200)	156,652

From Contractowners Transactions:
Payments received from contractowners	—	—	(1)	(235)	(115)	—
Transfers between Variable Investment Options including guaranteed interest account, net	—	—	—	—	—	—
Redemptions for contract benefits and terminations	(13,472)	(255,392)	(222,335)	(608,794)	(88,349)	(413,361)
Contract maintenance charges	(3,752)	(4,682)	(9,948)	(11,792)	(6,719)	(8,249)

Net increase (decrease) in net assets resulting from contractowners transactions	(17,224)	(26,074)	(232,284)	(620,821)	(95,183)	(421,610)

Net Increase (Decrease) in Net Assets	(105,772)	(210,030)	(512,025)	(417,703)	(272,383)	(264,958)
Net Assets — Beginning of Year or Period	629,965	839,995	1,786,865	2,204,568	1,110,450	1,375,408

Net Assets — End of Year or Period	$524,193	$629,965	$1,274,840	$1,786,865	$838,067	$1,110,450

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-73

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*		VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$23,109	$39,731	$635	$3,133	$68,932	$74,899
Net realized gain (loss)	98,127	132,373	21,144	16,182	(185,753)	27,298
Net change in unrealized appreciation (depreciation) of investments	(492,534)	158,667	(49,125)	10,737	(355,879)	(185,286)

Net increase (decrease) in net assets resulting from operations	(371,298)	330,771	(27,346)	30,052	(472,700)	(83,089)

From Contractowners Transactions:
Payments received from contractowners	(2)	(101)	8	—	111,443	112,063
Transfers between Variable Investment Options including guaranteed interest account, net	—	—	(298)	—	207,603	(126,172)
Redemptions for contract benefits and terminations	(81,203)	(185,891)	(79,832)	(33,701)	(793,044)	(683,078)
Contract maintenance charges	(12,357)	(13,972)	(926)	(1,272)	(17,510)	(20,070)

Net increase (decrease) in net assets resulting from contractowners transactions	(93,562)	(199,964)	(81,048)	(34,973)	(491,508)	(717,257)

Net Increase (Decrease) in Net Assets	(464,860)	130,807	(108,394)	(4,921)	(964,208)	(800,346)
Net Assets — Beginning of Year or Period	2,233,615	2,102,808	165,707	170,628	3,426,856	4,227,202

Net Assets — End of Year or Period	$1,768,755	$2,233,615	$57,313	$165,707	$2,462,648	$3,426,856

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-74

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$74,635	$51,357
Net realized gain (loss)	687,229	712,667
Net change in unrealized appreciation (depreciation) of investments	(1,975,299)	301,505

Net increase (decrease) in net assets resulting from operations	(1,213,435)	1,065,529

From Contractowners Transactions:
Payments received from contractowners	513,343	1,237,414
Transfers between Variable Investment Options including guaranteed interest account, net	375,330	29,610
Redemptions for contract benefits and terminations	(293,889)	(198,829)
Contract maintenance charges	(36,925)	(28,538)

Net increase (decrease) in net assets resulting from contractowners transactions	557,859	1,039,657

Net Increase (Decrease) in Net Assets	(655,576)	2,105,186
Net Assets — Beginning of Year or Period	6,127,784	4,022,598

Net Assets — End of Year or Period	$5,472,208	$6,127,784

The accompanying notes are an integral part of these financial statements.

FSA-75

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements

December 31, 2022

1.	Organization

Separate Accounts No. 10 (Pooled), 4 (Pooled), 3 (Pooled), and 66 (collectively, the “Funds” or “Accounts”) were established by Equitable Financial Life Insurance Company (“Equitable Financial”), and were established under New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of Equitable Financial. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). These financial statements reflect the financial position and results of operations for each of the Separate Accounts No. 10, 4, 3 and each of the Variable Investment Options of Separate Account No. 66. Annuity contracts issued by Equitable Financial for which the Accounts are the funding vehicles are Equi-Pen-Plus (“EPP”), Members Retirement Program (“MRP”), and Retirement Investment Account (“RIA”) (collectively, “the Plans”). Institutional Contracts reflects investments in Funds by Contractowners of group annuity contracts issued by Equitable Financial. Assets of the Plans and Institutional are invested in a number of investment Funds (available Funds vary by Plan).

Separate Account No. 66 consists of 56 Variable Investment Options. The Account invests in shares of mutual funds of 1290 Funds, EQ Premier VIP Trust (“VIP”), EQ Advisors Trust (“EQAT”), and Vanguard Funds (collectively “the Trusts”). The Trusts are open-end investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. As used herein, “the Trusts” refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Accounts.

Separate Account No. 10, 4, and 3 present a Statement of Assets and Liabilities as of December 31, 2021, a Statement of Operations for the year ended December 31, 2021, a Statement of Changes in Net Assets for the years ended December 31, 2021 and 2020, and a Portfolio of Investments as of December 31, 2021. The Contractowners invest in Separate Accounts No. 10, 4 and 3 under the following respective names:

RIA	Pooled Separate Account Funds**
Separate Account No. 10	The AllianceBernstein Balanced Fund
Separate Account No. 4	The AllianceBernstein Common Stock Fund
Separate Account No. 3	The AllianceBernstein Mid Cap Growth Fund
MRP	Pooled Separate Account Funds**
Separate Account No. 10	The AllianceBernstein Balanced Fund
Separate Account No. 4	The AllianceBernstein Growth Equity Fund
Separate Account No. 3	The AllianceBernstein Mid Cap Growth Fund
EPP	Pooled Separate Account Funds**
Separate Account No. 10	The AllianceBernstein Balanced Fund
Separate Account No. 4	The AllianceBernstein Common Stock Fund
Institutional	Pooled Separate Account Funds**
Separate Account No. 10	Balanced Account
Separate Account No. 4	Growth Stock Account
Separate Account No. 3	Mid Cap Growth Stock Account

FSA-76

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Continued)

Separate Account No. 66 consists of the Variable Investment Options listed below. Separate Accounts No. 66 presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2022, a Statement of Operations for the year or period ended December 31, 2022, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2022 and 2021, except as otherwise indicated below:

Separate Account No. 66:
RIA	EQ Advisors Trust*
	1290 VT Small Cap Value	EQ/Large Cap Growth Index
	1290 VT Socially Responsible	EQ/Large Cap Growth Managed Volatility
	EQ/AB Small Cap Growth	EQ/Large Cap Value Managed Volatility
	EQ/Value Equity	EQ/Mid Cap Index
	EQ/Capital Group Research	EQ/Mid Cap Value Managed Volatility
	EQ/ClearBridge Large Cap Growth ESG(2)	EQ/Money Market
	EQ/Equity 500 Index	EQ/Quality Bond PLUS
	EQ/Global Equity Managed Volatility	EQ/T. Rowe Price Growth Stock
Equitable Conservative Growth MF/ETF(1)
	EQ/Intermediate Government Bond	Multimanager Technology
EQ/International Core Managed Volatility
	EQ/International Equity Index	EQ Premier VIP Trust*
	EQ/International Value Managed Volatility	EQ/Core Plus Bond
EQ/JPMorgan Value Opportunities
EQ/Large Cap Core Managed Volatility(3)
MRP	1290 Funds	EQ/Large Cap Value Managed Volatility
	1290 Retirement 2020	EQ/MFS International Growth
	1290 Retirement 2025	EQ/Mid Cap Index
	1290 Retirement 2030	EQ/Mid Cap Value Managed Volatility
	1290 Retirement 2035	EQ/Money Market
	1290 Retirement 2040	EQ/PIMCO Global Real Return
	1290 Retirement 2045	EQ/PIMCO Ultra Short Bond
	1290 Retirement 2050	EQ/Small Company Index
	1290 Retirement 2055	EQ/T. Rowe Price Growth Stock
	1290 Retirement 2060	Multimanager Core Bond
Multimanager Technology
EQ Advisors Trust*
	1290 VT Equity Income	EQ Premier VIP Trust*
	1290 VT GAMCO Mergers and Acquisitions	EQ/Core Plus Bond
	1290 VT GAMCO Small Company Value	EQ/Aggressive Allocation
	1290 VT Socially Responsible	EQ/Conservative Allocation
	EQ/AB Small Cap Growth	EQ/Conservative-Plus Allocation
	EQ/All Asset Growth Allocation	EQ/Moderate Allocation
	EQ/Capital Group Research	EQ/Moderate-Plus Allocation
	EQ/ClearBridge Large Cap Growth	Target 2015 Allocation
	EQ/Equity 500 Index	Target 2025 Allocation
	EQ/Global Equity Managed Volatility	Target 2035 Allocation
	EQ/Intermediate Government Bond	Target 2045 Allocation
	EQ/International Core Managed Volatility	Target 2055 Allocation
EQ/International Equity Index
	EQ/Janus Enterprise	Vanguard
	EQ/Large Cap Growth Index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
	EQ/Large Cap Growth Managed Volatility	Vanguard Variable Insurance Fund Total Stock Market Index Portfolio

*	An affiliate of Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
**	As defined in the respective Prospectus of the Plans.
(1)	Formerly known as 1290 VT Doubleline Dynamic Allocation
(2)	Formerly known as EQ/ClearBridge Large Cap Growth
(3)	The account had no units at December 31, 2022 and 2021, thus the fund is excluded from all other sections of the financial statements.

FSA-77

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Accounts are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Accounts are the property of Equitable Financial. However, the portion of the Accounts’ assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct. Separate Account No. 66 is used to fund benefits under group annuity Contract (“Contracts”) in connection with retirement savings on a tax-deferred basis.

The amount retained by Equitable Financial in Separate Accounts No. 4 and 66 arises primarily from (1) contributions from Equitable Financial and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the account in excess of the net assets attributable to contractowners. Amounts retained by Equitable Financial are not subject to charges for expense risks, assets-based administration charges are distribution charges. Amount retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”). Equitable Financial’s General Account is subject to creditor rights.

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

On April 15, 2019, the contracts of Separate Account No. 3 effected a 10 for 1 share split. Consequently, the share split increased the units outstanding by a split factor of 10:1 and with a corresponding decrease in unit value per share. This transition did not impact the net assets of the contracts. The per share data presented in Notes 7 and 8 have been retroactively adjusted to reflect the share split.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Accounting policies specific to Separate Accounts No. 10, 4 and 3:

Investment securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by Equitable Financial’s investment officers.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price.

U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days.

Fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where

FSA-78

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

2.	Significant Accounting Policies (Continued)

broker/dealer quotes are obtained, the investment advisor may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. Other assets that do not have a readily available market price are valued at fair value as determined in good faith by Equitable Financial’s investment officers.

Investment Transactions:

Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable is adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

The books and records of the Accounts are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under “Realized and Unrealized Gain (Loss) on Investments” in the Statement of Operations. Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year.

Futures and Forward Contracts:

Futures and forward contracts are agreements to buy or sell a security, foreign currency, or stock index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or securities.

Futures and forward contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used.

Separate Accounts No. 10 and 4 may buy or sell futures contracts solely for the purpose of protecting their Account’s securities against anticipated future changes in interest rates that might adversely affect the value of an Account’s securities or the price of the securities that an Account intends to purchase at a later date. During the period the futures and forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. Variation margin payments for futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. For the year ended December 31, 2022, the average monthly notional value of futures contracts held in Separate Account No. 4 was $685,698. All futures contracts were related to equity contracts. For the year ended December 31, 2022, Separate Account No. 10 did not enter into any futures contracts. Separate Account No. 3 does not enter into futures contracts.

When the futures or forward contract is closed, the Accounts record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Accounts’ basis in the contract. Should interest rates or the price of securities move unexpectedly, the Accounts may not achieve the anticipated benefits of the financial futures or forward contracts and may incur a loss. The use of futures and forward transactions involves the risk of imperfect correlation in movements in the prices of futures and forward contracts, interest rates and the underlying hedged assets.

FSA-79

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

2.	Significant Accounting Policies (Continued)

Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign security holdings, but did not enter into any forward currency contracts during the year ended December 31, 2022. Separate Accounts No. 3, and 4 do not enter into forward currency contracts. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains and losses from foreign currency transactions.

Market and Credit Risk:

Futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures and forward contracts reflect the extent of the Accounts’ exposure to off-balance sheet risk. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Accounts bear the market risk that arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade that acts as the counterparty of the Accounts’ futures transactions. Forward contracts are entered into directly with a counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Accounts are exposed to the risk of default by the counterparty.

Contracts in Payout:

Net assets allocated to Contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The table used is the 1951 GA. The assumed investment returns vary by Contract and range from 4 percent to 6.5 percent. The Contracts are participating group annuities, and thus, the mortality risk is borne by the Contractowner, as long as the Contract has not been discontinued. Equitable Financial retains the ultimate obligation to pay the benefits if the Contract funds become insufficient and the Contractowner elects to discontinue the contract.

Other assets and liabilities:

Amounts due to/from the General Account represent receivables/payables for policy related transactions predominantly related to premiums, surrenders and death benefits.

Contract Payments and Withdrawals:

Payments received from Contractowners represent contributions under the Contracts (excluding amounts allocated to the guaranteed interest option, reflected in the General Account) after the deduction of any applicable withdrawal changes. The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate.

Withdrawals are payments to participants and beneficiaries made under the terms of the Plans and include amounts that participants have requested to be withdrawn and paid to them.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of the Contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

FSA-80

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

2.	Significant Accounting Policies (Concluded)

Accounting policies specific to Separate Account No. 66:

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are valued at the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of the Contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

FSA-81

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The Advisor has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedure established by the Advisor and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Advisor’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

FSA-82

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

3.	Fair Value Disclosures (Continued)

The Committee is also responsible for monitoring the implementation of the pricing policies by the Advisor’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Advisor’s prices).

For Separate Account No. 66, all investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year for Separate Account No. 66.

For Separate Accounts No. 10, 4, and 3, assets measured at fair value on a recurring basis are summarized below as of the dates indicated:

	Fair Value Measurements as of December 31, 2021
	Level 1
	Separate Account No.10	Separate Account No.4	Separate Account No.3
Assets
Investments:
Common stocks
Communication services	$456,474	$5,258,626	$—
Consumer discretionary	733,354	11,070,242	3,439,977
Consumer staples	383,670	4,759,276	836,921
Energy	375,697	1,320,599	1,188,680
Financials	819,200	2,532,374	1,213,773
Health Care	1,148,603	10,465,455	3,147,661
Industrials	714,891	6,281,054	3,237,085
Information Technology	1,742,437	33,578,420	5,402,884
Materials & processing	106,682	1,136,455	495,955
Real estate	64,279	1,274,548	—
Utilities	129,583	41,548	—

Total common stocks	6,674,870	77,718,597	18,962,936

Other financial instruments:
Futures Contracts(1)	—	(21,651)	—

Total other financial instruments	—	(21,651)	—

Total Level 1	$6,674,870	$77,696,946	$18,962,936

FSA-83

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

3.	Fair Value Disclosures (Concluded)

	Level 2
	Separate Account No.10(1)	Separate Account No.4	Separate Account No.3
Assets
Investments:
Fixed Maturities, available for sale
Corporate	$1,723,011	$—	$—
U.S. Treasury, government and agency	3,407,433	—	—
States and political subdivision	75,692	—	—
Commercial mortgage-backed	9,388	—	—
Mortgage Pass-Throughs	1,215,607	—	—
Asset- backed	25,313	—	—

Total fixed maturities, available for sale	6,456,444	—	—

Common stocks
Communication services	41,796	—	—
Consumer discretionary	351,496	—	—
Consumer staples	318,723	—	—
Energy	243,972	—	—
Financials	565,212	—	—
Health Care	334,729	—	—
Industrials	300,906	—	—
Information Technology	164,006	—	—
Materials & processing	253,974	—	—
Utilities	131,775	—	—

Total common stocks	2,706,589	—	—

Short-term investments
U.S. Treasury, government and agency	151,125	—	—

Total short-term investments	151,125	—	—

Total Level 2	$9,314,158	$—	$—

(1)	Only variation margin receivable/(payable) at year end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized depreciation of futures contracts as reported in the portfolio of investments.

4.	Purchases and Sales of Portfolios

Investment Security Transactions:

For the year ended December 31, 2022, investment security transactions, excluding short-term debt securities, were as follows for Separate Accounts No. 10, 4, and 3:

	Purchases		Sales
Fund	Stocks and Debt Securities	U.S. Government and Agencies	Stocks and Debt Securities	U.S. Government and Agencies
Separate Account No. 10	$13,665,293	$6,215,790	$14,254,215	$6,446,811
Separate Account No. 4	15,294,563	—	22,658,103	—
Separate Account No. 3	14,718,208	—	16,068,454	—

FSA-84

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolios (Continued)

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2022 were as follows for Separate Account No. 66:

	Purchases	Sales
1290 RETIREMENT 2020	$126,961	$37,321
1290 RETIREMENT 2025	194,965	97,493
1290 RETIREMENT 2030	410,627	189,875
1290 RETIREMENT 2035	317,388	221,713
1290 RETIREMENT 2040	496,139	36,621
1290 RETIREMENT 2045	126,390	176,735
1290 RETIREMENT 2050	367,466	343,133
1290 RETIREMENT 2055	184,690	185,621
1290 RETIREMENT 2060	253,290	228,683
1290 VT EQUITY INCOME	1,748,351	177,680
1290 VT GAMCO MERGERS & ACQUISITIONS	69,079	20,556
1290 VT GAMCO SMALL COMPANY VALUE	375,087	429,611
1290 VT SMALL CAP VALUE	55	2,139
1290 VT SOCIALLY RESPONSIBLE	329,251	270,134
EQ/AB SMALL CAP GROWTH	178,893	108,688
EQ/AGGRESSIVE ALLOCATION	698,085	171,587
EQ/ALL ASSET GROWTH ALLOCATION	94,587	21,721
EQ/CAPITAL GROUP RESEARCH	1,264,297	612,936
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	860,757	65,857
EQ/CONSERVATIVE ALLOCATION	305,164	132,831
EQ/CONSERVATIVE-PLUS ALLOCATION	155,983	7,248
EQ/CORE PLUS BOND	378,138	301,051
EQ/EQUITY 500 INDEX	2,971,736	3,469,221
EQ/GLOBAL EQUITY MANAGED VOLATILITY	238,284	249,229
EQ/INTERMEDIATE GOVERNMENT BOND	1,259,754	1,117,642
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	228,006	113,772
EQ/INTERNATIONAL EQUITY INDEX	651,274	1,504,615
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	55	1,906
EQ/JANUS ENTERPRISE	163,091	119,671
EQ/JPMORGAN VALUE OPPORTUNITIES	9,768	806
EQ/LARGE CAP GROWTH INDEX	976,058	674,379
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	658,385	158,004
EQ/LARGE CAP VALUE MANAGED VOLATILITY	744,126	958,391
EQ/MFS INTERNATIONAL GROWTH	337,362	478,025
EQ/MID CAP INDEX	264,168	439,442
EQ/MID CAP VALUE MANAGED VOLATILITY	611,351	758,825
EQ/MODERATE ALLOCATION	5,281,049	5,579,919
EQ/MODERATE-PLUS ALLOCATION	704,791	524,562
EQ/MONEY MARKET	4,797,955	5,083,311
EQ/PIMCO GLOBAL REAL RETURN	304,851	91,100
EQ/PIMCO ULTRA SHORT BOND	442,192	183,141
EQ/QUALITY BOND PLUS	2,246	88
EQ/SMALL COMPANY INDEX	451,705	803,957
EQ/T. ROWE PRICE GROWTH STOCK	324,566	355,293
EQ/VALUE EQUITY	84	2,948
EQUITABLE CONSERVATIVE GROWTH MF/ETF	30,763	3,550
MULTIMANAGER CORE BOND	72,452	308,010
MULTIMANAGER TECHNOLOGY	1,857,290	1,635,200
TARGET 2015 ALLOCATION	45,743	17,366
TARGET 2025 ALLOCATION	127,022	232,594

FSA-85

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
TARGET 2035 ALLOCATION	$44,701	$95,373
TARGET 2045 ALLOCATION	92,228	93,870
TARGET 2055 ALLOCATION	5,405	81,111
VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	688,342	1,086,091
VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	2,225,199	1,187,317

5.	Expenses and Related Party Transactions

In Separate Account No. 66, the assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. 1290 Funds issue Class A, Class I, Class R and Class T shares. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by 1290 Funds, EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B, Class IB, Class R and Class T shares are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by 1290 Funds, EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the 1290 Trust, on behalf of each related Portfolio, may charge an annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A and Class T shares and 0.50% of the average daily net assets of a Portfolio attributable to its Class R shares. The Distributions Plans also provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum 12b-1 fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of 1290 Funds, EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIM receives management fees for services performed in its capacity as investment adviser of the Portfolios of 1290 Funds, EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”) serves as administrator of the Portfolios of 1290 Funds, EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of 1290 Funds, EQAT and VIP. Expenses of the Portfolios of 1290 Funds, EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.52% to a high of 1.25% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of 1290 Funds, EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. For the year ended December 31, 2022, there were no 12b-1 fees or additional payments from the unaffiliated portfolio. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

FSA-86

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

5.	Expenses and Related Party Transactions (Concluded)

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for the EQ/AB Small Cap Growth; EQ/Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Mid Cap Index; EQ/Small Company Index and Separate Accounts No. 10, 4 and 3; as well as a portion of EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, and Multimanager Technology. AllianceBernstein is a publicly traded limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors is an affiliate of Equitable Financial, and a distributor and principal underwriter of the policies (“Contracts”). Equitable Advisors is registered with the Securities and Exchange Commission (“SEC”) as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“ Equitable Network”) or its subsidiaries (affiliates of Equitable Financial). Equitable Advisors receives commissions and other service-related payments under its distribution agreement with Equitable Financial and its networking agreement with Equitable Network.

In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Financial, AllianceBernstein, and Equitable Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Equitable Financial Funds’ portfolio transactions.

Equitable Financial serves as the transfer agent for EQAT and VIP.

6.	Asset-based Charges and Contractowner Charges

Charges and fees relating to the Portfolios are paid to Equitable Financial and are deducted in accordance with the terms of the various contracts which participate in the Portfolios. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value.

RIA

Charges and fees relating to the Portfolios are paid to Equitable Financial and are deducted in accordance with the terms of the various contracts which participate in the Portfolios. Depending upon the terms of a contract, sales-related fees and operating expenses are paid by the contract holders (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value from contractowners. Fees with respect to the Retirement Investment Account (RIA) contracts are as follows:

Investment Management Fee:

An annual rate of 0.50% of the net assets attributable to RIA units is assessed for the AllianceBernstein Balanced Fund, and AllianceBernstein Mid Cap Growth Fund and an effective annual rate of 0.08% for the AllianceBernstein Common Stock Fund. This fee is reflected as a reduction in RIA unit value.

Administrative Fees:

Contracts investing in the Portfolios are subject to certain administrative expenses according to contract terms. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value. These fees may include:

FSA-87

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

6.	Asset-based Charges and Contractowner Charges (Continued)

Ongoing Operations Fee — An expense charge is made based on the combined net balances of each fund. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) reduction in unit value. For employer plans which adopted RIA after February 9, 1986, the monthly rate ranges are summarized in the table below:

Combined balance of investment options	Monthly Rate
First $150,000	1/12 of 1.25%
Next $350,000	1/12 of 1.00%
Next $500,000	1/12 of 0.75%
Next $1,500,000	1/12 of 0.50%
Over $2,500,000	1/12 of 0.25%

Participant Recordkeeping Services Charge — Employers electing RIA’s optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) reduction in unit value.

Contingent Withdrawal Charge — Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6.00% of the total plan assets withdrawn and is deducted as a liquidation of Portfolio units.

Loan Fee — A loan fee equal to 1.00% of the amount withdrawn as loan principal is deducted on the date the plan loan is made.

Operating and Expense Charges:

In addition to the charges and fees mentioned above, Separate Accounts No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

MRP

Charges and fees relating to the Portfolios paid to Equitable Financial are deducted in accordance with the terms of the various contracts which participate in the Portfolios. With respect to the Members Retirement Program these expenses consist of investment management, program expense charge, direct expenses, and record maintenance. These charges and fees are paid to Equitable Financial. Fees with respect to the Members Retirement Program contracts are as follows:

•

Program Expense Charge — Equitable Financial assesses a Program expense charge on a monthly basis, which is charged against accounts in the plans that invest in the Separate Accounts. Equitable Financial determines the Program expense charge for each plan on the last day of each month, based on two factors: (1) the average account value of the accounts in the plan, and (2) the value of the total plan assets invested in the Members Retirement Program by the plan, on that date. The Program expense charge is applied to all assets in the plan. All participants in a plan pay the Program expense charge at the same percentage rate, regardless of individual account value. Prior to May 2, 2016, the Program expense charges will be as follows; if the Average account value under the Plan is $75,000 or less, then the Program expense charge will be (i) 1.00% of the first $250,000, (ii) 0.80% of the next $250,000 and (iii) 0.65% of the excess over $500,000. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be (i) 1.00% of the first $250,000, (ii) 0.70% of the next $250,000 and (iii) 0.55% of the excess over $500,000. Effective May 2, 2016, the Program expense charges will be as follows; if the Average account value under the Plan is $75,000 or less, then the Program expense charge will be (i) 0.85% of the first $250,000, (ii) 0.65% of the next $250,000 and (iii) 0.50% of the excess over $500,000. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be (i) 0.85% of the first $250,000, (ii) 0.55% of the next $250,000 and (iii) 0.40% of the excess over $500,000.

FSA-88

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

6.	Asset-based Charges and Contractowner Charges (Continued)

•

Investment Management Fees — An expense charge is made daily at an effective annual rate of 0.50% of the net assets of the AllianceBernstein Balanced Fund and an effective annual rate of 0.30% for the AllianceBernstein Growth Equity Fund and an effective annual rate of 0.65% for the AllianceBernstein Mid Cap Growth Fund. This fee is reflected as a reduction in MRP unit value.

•

Direct Operating and Other Expenses — In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. This fee is reflected as a reduction in MRP unit value.

•	A record maintenance and report fee of $3.75 per participant is deducted quarterly as a liquidation of fund units.

EPP

Charges and fees relating to the Funds are paid to Equitable Financial and are deducted in accordance with the terms of the various contracts, which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) reduction in unit value. Fees with respect to the Equi-Pen-Plus Master Plan and Retirement Trust are as follows:

Investment Management Fee:

An annual rate of 0.25% of the total plan and trust net assets is deducted daily for the AllianceBernstein Balanced Fund and an annual rate of 0.08% for the AllianceBernstein Common Stock Fund. This fee is reflected as reduction in EPP unit value.

Administrative Fees:

Ongoing Operations Fee — An expense charge is made based on each client’s combined balance of Master Plan and Trust net assets in the Funds and Equitable Financial’s Fixed Income Accounts at a monthly rate of 1/12 of (i) 1% of the first $500,000, (ii) 0.75% of the next $500,000 and (iii) 0.50% of the excess over $1,000,000. The ongoing operations fee is generally paid via a liquidation of units held in the fund.

Participant Recordkeeping Services Charge — Employers electing Equi-Pen-Plus’s optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. The participant recordkeeping service charge is generally paid via a liquidation of units held in the fund.

Withdrawal Charge — A charge is applied if the client terminates plan participation in the Master Retirement Trust (“Master Trust”) and if the client transfers assets to another funding agency before the fifth anniversary of the date Equitable Financial accepts the participation agreement. The redemption charge is generally paid via a liquidation of units held in the fund and will be based on the following schedule:

For Termination Occurring In:	Withdrawal Charge:
Years 1 and 2	3% of all Master Trust assets
Years 3 and 4	2% of all Master Trust assets
Year 5	1% of all Master Trust assets
After Year 5	No Withdrawal Charge

Operating and Expense Charges:

In addition to the charges and fees mentioned above, Separate Accounts No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These may include custody, audit and printing of reports. These charges and fees are reflected as reduction of unit value.

FSA-89

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

6.	Asset-based Charges and Contractowner Charges (Concluded)

Institutional

Asset Management Fees

Asset management fees are charged to clients investing in the Separate Accounts. The fees are based on the prior month-end net asset value (as defined) of each client’s aggregate interest in Equitable Financial’s Separate Accounts, and are determined monthly. The fees are calculated for each client in accordance with the schedule set forth below for the Balanced Account and the Mid Cap Growth Stock Account:

Each Client’s Aggregate Interest	Annual Rate
Minimum Fee	$5,000
First $2 million	0.85 of 1%
Next $3 million	0.60 of 1%
Next $5 million	0.40 of 1%
Next $15 million	0.30 of 1%
Next $75 million	0.25 of 1%
Excess over $100 million	0.20 of 1%

Asset management fees for the Growth Stock Account is an expense charge determined monthly with an effective annual rate of 0.08%.

Asset management fees are paid to Equitable Financial. Clients can either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Accounts.

Administrative Fees

Certain client contracts provide for a fee for administrative services to be paid directly to Equitable Financial. This administrative fee is calculated according to the terms of the specific contract and is generally paid via a liquidation of units held in the funds in which the contract invests. The payment of the fee for administrative services has no effect on other Separate Account clients or the unit values of the separate accounts.

Operating and Expense Charges

In addition to the charges and fees mentioned above, the Separate Accounts No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These charges may include custody and audit fees, and result in reduction of Separate Account unit values.

Administrative fees paid through a liquidation of units in Separate Account No. 66 are shown in the Statements of Changes in Net Assets as Contract maintenance charges. The aggregate of all other fees are included in Asset-based charges in the Statements of Operations. Asset-based charges including accounting and administration fees.

FSA-90

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

7.	Changes in Units Outstanding

Accumulation units issued and redeemed for the years ended of December 31, 2021 and December 31, 2020 were (in thousands):

Separate Accounts No. 10, 4 and 3:

	AllianceBernstein Balanced Fund		AllianceBernstein Common Stock Fund		AllianceBernstein Mid Cap Growth Fund
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
RIA
Issued	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—

Net Decrease	—	—	—	—	—	—

	AllianceBernstein Balanced Fund		AllianceBernstein Growth Equity Fund		AllianceBernstein Mid Cap Growth Fund
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
MRP
Issued	6	8	1	3	59	46
Redeemed	(22)	(35)	(4)	(4)	(111)	(154)

Net Decrease	(16)	(27)	(3)	(1)	(52)	(108)

	AllianceBernstein Balanced Fund		AllianceBernstein Common Stock Fund
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
EPP
Issued	—	—	—	—
Redeemed	—	—	—	—

Net Decrease	—	—	—	—

	Balanced Account		Growth Stock Account		Mid Cap Growth Stock Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Institutional
Issued	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—

Net Decrease	—	—	—	—	—	—

Separate Account No. 66:

	1290 VT SMALL CAP VALUE		EQ/AB SMALL CAP GROWTH		EQ/EQUITY 500 INDEX		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY		EQ/JPMORGAN VALUE OPPORTUNITIES
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
RIA
Net Issued	—	—	—	—	—	—	—	—	—	—
Net Redeemed	—	—	—	—	—	(1)	—	—	—	—

Net Increase /(Decreased)	—	—	—	—	—	(1)	—	—	—	—

FSA-91

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

7.	Changes in Units Outstanding (Continued)

	EQ/LARGE CAP VALUE MANAGED VOLATILITY		EQ/MONEY MARKET		EQ/QUALITY BOND PLUS		EQ/VALUE EQUITY
	2022	2021	2022	2021	2022	2021	2022	2021
RIA
Net Issued	—	—	—	—	—	—	—	—
Net Redeemed	—	—	—	—	—	—	—	—

Net Increase /(Decreased)	—	—	—	—	—	—	—	—

	1290 RETIREMENT 2020		1290 RETIREMENT 2025		1290 RETIREMENT 2030		1290 RETIREMENT 2035		1290 RETIREMENT 2040
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
MRP
Net Issued	6	3	9	19	23	43	21	14	35	6
Net Redeemed	(4)	(3)	(8)	(12)	(17)	(2)	(18)	(5)	(3)	(3)

Net Increase /(Decreased)	2	—	1	7	6	41	3	9	32	3

	1290 RETIREMENT 2045		1290 RETIREMENT 2050		1290 RETIREMENT 2055		1290 RETIREMENT 2060		1290 VT EQUITY INCOME
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
MRP
Net Issued	9	9	27	10	13	12	18	8	66	6
Net Redeemed	(14)	(17)	(26)	(2)	(14)	(11)	(18)	(3)	(8)	(14)

Net Increase /(Decreased)	(5)	(8)	1	8	(1)	1	—	5	58	(8)

	1290 VT GAMCO MERGERS & ACQUISITIONS		1290 VT GAMCO SMALL COMPANY VALUE		1290 VT SOCIALLY RESPONSIBLE		EQ/AB SMALL CAP GROWTH		EQ/AGGRESSIVE ALLOCATION
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
MRP
Net Issued	5	1	5	6	10	12	5	4	19	41
Net Redeemed	(2)	—	(10)	(14)	(9)	(16)	(4)	(14)	(8)	(70)

Net Increase /(Decreased)	3	1	(5)	(8)	1	(4)	1	(10)	11	29

	EQ/ALL ASSET GROWTH ALLOCATION
	2022	2021
MRP
Net Issued	4	3
Net Redeemed	(2)	(1)

Net Increase /(Decreased)	2	2

	EQ/CAPITAL GROUP RESEARCH		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG		EQ/CONSERVATIVE ALLOCATION		EQ/CONSERVATIVE- PLUS ALLOCATION		EQ/CORE PLUS BOND
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
MRP
Net Issued	4	4	26	2	14	10	7	5	31	63
Net Redeemed	(9)	(19)	(3)	(8)	(10)	(12)	—	(14)	(24)	(69)

Net Increase /(Decreased)	(5)	(15)	23	(6)	4	(2)	7	(9)	7	(6)

FSA-92

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

7.	Changes in Units Outstanding (Continued)

	EQ/EQUITY 500 INDEX		EQ/GLOBAL EQUITY MANAGED VOLATILITY		EQ/INTERMEDIATE GOVERNMENT BOND		EQ/INTERNATIONAL CORE MANAGED VOLATILITY		EQ/INTERNATIONAL EQUITY INDEX
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
MRP
Net Issued	76	45	9	9	98	38	11	6	19	17
Net Redeemed	(100)	(188)	(11)	(6)	(89)	(46)	(7)	(17)	(55)	(36)

Net Increase /(Decreased)	(24)	(143)	(2)	3	9	(8)	4	(11)	(36)	(19)

	EQ/JANUS ENTERPRISE		EQ/LARGE CAP GROWTH INDEX		EQ/LARGE CAP GROWTH MANAGED VOLATILITY		EQ/LARGE CAP VALUE MANAGED VOLATILITY		EQ/MFS INTERNATIONAL GROWTH
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
MRP
Net Issued	5	4	11	8	13	7	12	43	15	26
Net Redeemed	(5)	(10)	(18)	(10)	(8)	(36)	(30)	(53)	(26)	(11)

Net Increase /(Decreased)	—	(6)	(7)	(2)	5	(29)	(18)	(10)	(11)	15

	EQ/MID CAP INDEX		EQ/MID CAP VALUE MANAGED VOLATILITY		EQ/MODERATE ALLOCATION		EQ/MODERATE- PLUS ALLOCATION		EQ/MONEY MARKET
	2022	2021	2022	2021	2021	2020	2021	2020	2021	2020
MRP
Net Issued	8	11	11	8	171	159	24	17	449	558
Net Redeemed	(16)	(9)	(19)	(55)	(335)	(173)	(29)	(60)	(490)	(623)

Net Increase /(Decreased)	(8)	2	(8)	(47)	(164)	(14)	(5)	(43)	(41)	(65)

	EQ/PIMCO GLOBAL REAL RETURN		EQ/PIMCO ULTRA SHORT BOND		EQ/SMALL COMPANY INDEX		EQ/T. ROWE PRICE GROWTH STOCK		EQUITABLE CONSERVATIVE GROWTH MF/ETF
	2021	2020	2021	2020	2021	2020	2022	2021	2022	2021
MRP
Net Issued	21	48	34	168	7	12	10	12	1	2
Net Redeemed	(8)	(44)	(15)	(249)	(18)	(24)	(12)	(24)	—	(1)

Net Increase /(Decreased)	13	4	19	(81)	(11)	(12)	(2)	(12)	1	1

	MULTIMANAGER CORE BOND		MULTIMANAGER TECHNOLOGY		TARGET 2015 ALLOCATION		TARGET 2025 ALLOCATION		TARGET 2035 ALLOCATION
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
MRP
Net Issued	6	16	14	7	—	—	—	—	—	—
Net Redeemed	(27)	(37)	(22)	(22)	(1)	(15)	(14)	(32)	(5)	(20)

Net Increase /(Decreased)	(21)	(21)	(8)	(15)	(1)	(15)	(14)	(32)	(5)	(20)

FSA-93

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

7.	Changes in Units Outstanding (Concluded)

	TARGET 2045 ALLOCATION		TARGET 2055 ALLOCATION		VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO		VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
	2022	2021	2022	2021	2022	2021	2022	2021
MRP
Net Issued	1	—	—	1	55	57	106	165
Net Redeemed	(5)	(9)	(5)	(2)	(105)	(119)	(70)	(108)

Net Increase /(Decreased)	(4)	(9)	(5)	(1)	(50)	(62)	36	57

The — on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

8.	Financial Highlights

Equitable Financial issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through Equitable Financial are RIA, MRP, and EPP (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Funds by clients other than contractowners of group annuity contracts issued by Equitable Financial. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the Funds for the day and charges and expenses deducted by the Funds. Contract unit values (RIA, MRP, and EPP) reflect the same investment results, prior to deduction for contract specific charges, earned by the Institutional units. Contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for the Plans contracts as percentage of net assets attributable of such units.

Shown below is accumulation unit value information for units outstanding of Separate Accounts No. 10, 4, 3 and 66 for the periods indicated.

		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio***
SEPARATE ACCOUNT NO. 10

AllianceBernstein Balanced Fund
December 31, 2022	RIA* - contract charge 0.50% (a)	$435.33	2	$892	2.34%	(15.54)%	0.84%
December 31, 2021	RIA* - contract charge 0.50% (a)	$515.45	2	$1,091	1.84%	12.34%	1.03%
December 31, 2020	RIA* - contract charge 0.50% (a)	$458.85	2	$998	2.08%	13.63%	0.86%
December 31, 2019	RIA* - contract charge 0.50% (a)	$403.81	2	$884	2.61%	18.45%	0.62%
December 31, 2018	RIA* - contract charge 0.50% (a)	$340.92	4	$1,365	2.66%	(4.47)%	0.64%

December 31, 2022	MRP* - contract charge 0.50% (a)	$104.13	141	$14,643	2.34%	(15.56)%	0.84%
December 31, 2021	MRP* - contract charge 0.50% (a)	$123.32	157	$19,356	1.84%	12.33%	1.03%
December 31, 2020	MRP* - contract charge 0.50% (a)	$109.78	184	$20,186	2.08%	13.63%	0.86%
December 31, 2019	MRP* - contract charge 0.50% (a)	$ 96.61	233	$22,540	2.61%	18.44%	0.62%
December 31, 2018	MRP* - contract charge 0.50% (a)	$ 81.57	252	$20,541	2.66%	(4.47)%	0.64%

December 31, 2022	EPP* - contract charge 0.25% (a)	$466.79	—(b)	$132	2.34%	(15.50)%	0.59%
December 31, 2021	EPP* - contract charge 0.25% (a)	$552.39	—(b)	$153	1.84%	12.62%	0.78%
December 31, 2020	EPP* - contract charge 0.25% (a)	$490.50	—(b)	$133	2.08%	13.92%	0.61%
December 31, 2019	EPP* - contract charge 0.25% (a)	$430.58	—(b)	$127	2.61%	18.74%	0.37%
December 31, 2018	EPP* - contract charge 0.25% (a)	$362.61	1	$205	2.66%	(4.23)%	0.39%

FSA-94

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio***

Balanced Account
December 31, 2022	Institutional	$50,248.93	—(b)	$16	2.34%	(15.12)%	0.34%
December 31, 2021	Institutional	$59,199.76	—(b)	$37	1.84%	12.90%	0.53%
December 31, 2020	Institutional	$52,435.78	—(b)	$34	2.08%	14.20%	0.36%
December 31, 2019	Institutional	$45,915.42	—(b)	$30	2.61%	19.04%	0.12%
December 31, 2018	Institutional	$38,570.01	—(b)	$26	2.66%	(3.99)%	0.14%

SEPARATE ACCOUNT NO. 4
AllianceBernstein Common Stock Fund
December 31, 2022	RIA* - contract charge 0.08% (a)	$ 3,675.50	1	$3,356	0.94%	(29.12)%	0.20%
December 31, 2021	RIA* - contract charge 0.08% (a)	$ 5,185.85	1	$5,015	0.74%	27.47%	0.15%
December 31, 2020	RIA* - contract charge 0.08% (a)	$ 4,068.32	1	$ 4,113	1.01%	38.13%	0.16%
December 31, 2019	RIA* - contract charge 0.08% (a)	$ 2,945.37	1	$3,358	1.28%	36.02%	0.17%
December 31, 2018	RIA* - contract charge 0.08% (a)	$ 2,165.33	1	$3,118	1.46%	(1.80)%	0.17%

December 31, 2022	EPP* - contract charge 0.08% (a)	$ 3,813.70	—(b)	$1,152	0.94%	(29.12)%	0.20%
December 31, 2021	EPP* - contract charge 0.08% (a)	$ 5,380.83	—(b)	$2,050	0.74%	27.47%	0.15%
December 31, 2020	EPP* - contract charge 0.08% (a)	$ 4,221.28	—(b)	$1,617	1.01%	38.13%	0.16%
December 31, 2019	EPP* - contract charge 0.08% (a)	$ 3,056.11	—(b)	$1,204	1.28%	36.02%	0.17%
December 31, 2018	EPP* - contract charge 0.08% (a)	$ 2,246.74	1	$1,355	1.46%	(1.80)%	0.17%

AllianceBernstein Growth Equity Fund
December 31, 2022	MRP* - contract charge 0.30% (a)	$ 1,402.84	22	$30,357	0.94%	(29.29)%	0.42%
December 31, 2021	MRP* - contract charge 0.30% (a)	$ 1,984.06	25	$49,621	0.74%	27.19%	0.37%
December 31, 2020	MRP* - contract charge 0.30% (a)	$ 1,559.94	26	$41,320	1.01%	37.82%	0.38%
December 31, 2019	MRP* - contract charge 0.30% (a)	$ 1,131.88	35	$39,515	1.28%	35.72%	0.39%
December 31, 2018	MRP* - contract charge 0.30% (a)	$ 833.97	39	$32,831	1.46%	(2.03)%	0.39%

Growth Stock Account
December 31, 2022	Institutional	$40,000.49	1	$42,801	0.94%	(29.07)%	0.12%
December 31, 2021	Institutional	$56,392.53	1	$67,617	0.74%	27.57%	0.07%
December 31, 2020	Institutional	$44,204.78	1	$57,422	1.01%	38.24%	0.08%
December 31, 2019	Institutional	$31,977.69	1	$47,071	1.28%	36.13%	0.09%
December 31, 2018	Institutional	$23,490.04	2	$38,594	1.46%	(1.72)%	0.09%

SEPARATE ACCOUNT NO. 3
AllianceBernstein Mid Cap Growth Fund
December 31, 2022	RIA* - contract charge 0.50% (a)	$ 112.36	7	$797	0.30%	(28.25)%	0.51%
December 31, 2021	RIA* - contract charge 0.50% (a)	$ 156.60	7	$1,130	0.14%	15.85%	0.51%
December 31, 2020	RIA* - contract charge 0.50% (a)	$ 135.17	7	$1,002	0.23%	41.91%	0.52%
December 31, 2019	RIA* - contract charge 0.50% (a)(c)	$ 95.25	10	$987	0.29%	33.11%	0.50%
December 31, 2018	RIA* - contract charge 0.50% (a)(c)	$ 71.56	16	$1,164	0.42%	4.09%	0.52%

December 31, 2022	MRP* - contract charge 0.65% (a)	$ 22.69	763	$17,319	0.30%	(28.38)%	0.66%
December 31, 2021	MRP* - contract charge 0.65% (a)	$ 31.68	815	$25,820	0.14%	15.66%	0.66%
December 31, 2020	MRP* - contract charge 0.65% (a)	$ 27.39	923	$25,269	0.23%	41.70%	0.67%
December 31, 2019	MRP* - contract charge 0.65% (a)(c)	$ 19.33	1,193	$23,069	0.29%	32.94%	0.65%
December 31, 2018	MRP* - contract charge 0.65% (a)(c)	$ 14.54	1,377	$20,016	0.42%	3.93%	0.67%

Mid Cap Growth Stock Account
December 31, 2022	Institutional	$12,972.98	—(b)	$1,142	0.30%	(27.89)%	0.01%
December 31, 2021	Institutional	$17,989.76	—(b)	$1,479	0.14%	16.44%	0.01%
December 31, 2020	Institutional	$15,450.26	—(b)	$1,375	0.23%	42.63%	0.02%
December 31, 2019	Institutional (c)	$10,832.74	—(b)	$1,094	0.29%	33.82%	—%
December 31, 2018	Institutional (c)	$ 8,094.78	—(b)	$890	0.42%	4.61%	0.02%

FSA-95

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*
SEPARATE ACCOUNT NO. 66+

1290 Retirement 2020
2022	MRP*, 0.02% (a)	$11.59	55	$639	2.51%	(12.99)%	0.02%
2021	MRP*, 0.02% (a)	$13.32	53	$702	1.23%	8.82%	0.02%
2020	MRP*, 0.02% (a)	$12.24	53	$650	2.08%	6.90%	0.02%
2019	MRP*, 0.02% (a)	$11.45	37	$419	4.44%	16.84%	0.02%
2018	MRP*, 0.02% (a)(c)	$ 9.80	8	$74	3.35%	(2.68)%	0.02%

1290 Retirement 2025
2022	MRP*, 0.02% (a)	$11.86	102	$1,214	2.22%	(13.49)%	0.02%
2021	MRP*, 0.02% (a)	$13.71	101	$1,384	1.32%	10.74%	0.02%
2020	MRP*, 0.02% (a)	$12.38	94	$1,160	1.86%	7.09%	0.02%
2019	MRP*, 0.02% (a)	$11.56	88	$1,013	2.66%	18.44%	0.02%
2018	MRP*, 0.02% (a)(c)	$ 9.76	57	$557	1.79%	(3.27)%	0.02%

1290 Retirement 2030
2022	MRP*, 0.02% (a)	$12.07	124	$1,496	1.96%	(13.60)%	0.02%
2021	MRP*, 0.02% (a)	$13.97	118	$1,652	1.45%	12.57%	0.02%
2020	MRP*, 0.02% (a)	$12.41	77	$952	2.34%	6.71%	0.02%
2019	MRP*, 0.02% (a)	$11.63	38	$445	2.21%	20.02%	0.02%
2018	MRP*, 0.02% (a)(c)	$ 9.69	17	$169	2.11%	(4.06)%	0.02%

1290 Retirement 2035
2022	MRP*, 0.02% (a)	$12.23	70	$854	2.03%	(13.75)%	0.02%
2021	MRP*, 0.02% (a)	$14.18	67	$957	1.28%	13.53%	0.02%
2020	MRP*, 0.02% (a)	$12.49	58	$729	1.95%	7.03%	0.02%
2019	MRP*, 0.02% (a)	$11.67	53	$615	2.61%	20.68%	0.02%
2018	MRP*, 0.02% (a)(c)	$ 9.67	27	$260	1.94%	(4.45)%	0.02%

1290 Retirement 2040
2022	MRP*, 0.02% (a)	$12.58	70	$880	2.29%	(13.72)%	0.02%
2021	MRP*, 0.02% (a)	$14.58	38	$554	1.24%	14.80%	0.02%
2020	MRP*, 0.02% (a)	$12.70	35	$442	1.78%	8.18%	0.02%
2019	MRP*, 0.02% (a)	$11.74	26	$305	3.30%	21.78%	0.02%
2018	MRP*, 0.02% (a)(c)	$ 9.64	8	$75	7.69%	(4.84)%	0.02%

1290 Retirement 2045
2022	MRP*, 0.02% (a)	$12.67	28	$351	1.75%	(13.81)%	0.02%
2021	MRP*, 0.02% (a)	$14.70	33	$484	1.13%	15.93%	0.02%
2020	MRP*, 0.02% (a)	$12.68	41	$520	2.42%	7.73%	0.02%
2019	MRP*, 0.02% (a)	$11.77	22	$258	2.41%	22.48%	0.02%
2018	MRP*, 0.02% (a)(c)	$ 9.61	12	$120	2.19%	(5.32)%	0.02%

1290 Retirement 2050
2022	MRP*, 0.02% (a)	$12.77	38	$489	2.33%	(13.72)%	0.02%
2021	MRP*, 0.02% (a)	$14.80	37	$541	1.26%	16.90%	0.02%
2020	MRP*, 0.02% (a)	$12.66	29	$365	1.77%	7.11%	0.02%
2019	MRP*, 0.02% (a)	$11.82	25	$298	2.22%	23.51%	0.02%
2018	MRP*, 0.02% (a)(c)	$ 9.57	13	$128	1.99%	(5.71)%	0.02%

1290 Retirement 2055
2022	MRP*, 0.02% (a)	$12.84	29	$370	1.86%	(14.06)%	0.02%
2021	MRP*, 0.02% (a)	$14.94	30	$447	1.06%	18.10%	0.02%
2020	MRP*, 0.02% (a)	$12.65	29	$367	3.22%	6.57%	0.02%
2019	MRP*, 0.02% (a)	$11.87	5	$57	2.73%	24.42%	0.02%
2018	MRP*, 0.02% (a)(c)	$ 9.54	2	$18	2.63%	(6.10)%	0.02%

1290 Retirement 2060
2022	MRP*, 0.02% (a)	$13.06	22	$282	1.60%	(13.91)%	0.02%
2021	MRP*, 0.02% (a)	$15.17	22	$333	1.15%	19.17%	0.02%
2020	MRP*, 0.02% (a)	$12.73	17	$222	2.49%	6.88%	0.02%
2019	MRP*, 0.02% (a)	$11.91	8	$98	11.67%	24.97%	0.02%
2018	MRP*, 0.02% (a)(c)	$ 9.53	—(b)	$4	3.58%	(6.29)%	0.02%

FSA-96

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*

1290 VT Equity Income
2022	MRP*, 0.02% (a)	$ 25.03	97	$2,435	2.32%	3.05%	0.02%
2021	MRP*, 0.02% (a)	$ 24.29	39	$947	1.45%	26.38%	0.02%
2020	MRP*, 0.02% (a)	$ 19.22	47	$906	1.97%	(4.57)%	0.02%
2019	MRP*, 0.02% (a)	$ 20.14	56	$1,132	2.57%	24.17%	0.02%
2018	MRP*, 0.02% (a)	$ 16.22	49	$794	2.52%	(11.70)%	0.02%

1290 VT GAMCO Mergers and Acquisitions
2022	MRP*, 0.02% (a)	$ 14.29	9	$128	0.40%	(6.05)%	0.02%
2021	MRP*, 0.02% (a)	$ 15.21	6	$88	0.77%	11.35%	0.02%
2020	MRP*, 0.02% (a)	$ 13.66	5	$62	0.15%	(1.30)%	0.02%
2019	MRP*, 0.02% (a)	$ 13.84	6	$81	4.05%	8.55%	0.02%
2018	MRP*, 0.02% (a)	$ 12.75	5	$61	1.02%	(4.92)%	0.02%

1290 VT GAMCO Small Company Value
2022	MRP*, 0.02% (a)	$ 42.42	66	$2,790	0.52%	(10.69)%	0.02%
2021	MRP*, 0.02% (a)	$ 47.50	71	$3,354	0.61%	25.10%	0.02%
2020	MRP*, 0.02% (a)	$ 37.97	79	$3,009	0.68%	9.49%	0.02%
2019	MRP*, 0.02% (a)	$ 34.68	100	$3,476	0.62%	23.33%	0.02%
2018	MRP*, 0.02% (a)	$ 28.12	101	$2,845	0.54%	(15.61)%	0.02%

1290 VT Small Cap Value
2022	RIA*, 0.00% (a)	$ 21.52	—(b)	$—	0.00%	0.09%	0.00%
2021	RIA*, 0.00% (a)	$ 21.50	—(b)	$2	1.23%	38.53%	0.00%
2020	RIA*, 0.00% (a)(d)(e)	$ 15.52	—(b)Closed	$1	1.72%	29.87%	0.00%

1290 VT Socially Responsible
2022	RIA*, 0.00% (a)	$321.03	—(b)	$—	0.65%	(22.11)%	0.00%
	MRP*, 0.02% (a)	$ 27.00	145	$3,917	0.65%	(22.12)%	0.02%
2021	RIA*, 0.00% (a)	$412.16	—(b)	$—	0.47%	30.31%	0.00%
	MRP*, 0.02% (a)	$ 34.67	144	$5,005	0.47%	30.29%	0.02%
2020	RIA*, 0.00% (a)	$316.29	—(b)	$—	0.82%	19.96%	0.00%
	MRP*, 0.02% (a)	$ 26.61	148	$3,938	0.82%	19.92%	0.02%
2019	RIA*, 0.00% (a)	$263.66	—(b)	$—	0.96%	30.26%	0.00%
	MRP*, 0.02% (a)	$ 22.19	160	$3,546	0.96%	30.22%	0.02%
2018	RIA*, 0.00% (a)	$202.41	—(b)	$—	0.94%	(4.37)%	0.00%
	MRP*, 0.02% (a)	$ 17.04	159	$2,711	0.94%	(4.38)%	0.02%

EQ/AB Small Cap Growth
2022	RIA*, 0.05% (a)	$636.34	—(b)	$75	0.15%	(28.49)%	0.05%
	MRP*, 0.02% (a)	$ 24.87	30	$743	0.15%	(28.47)%	0.02%
2021	RIA*, 0.05% (a)	$889.91	—(b)	$103	0.00%	12.86%	0.05%
	MRP*, 0.02% (a)	$ 34.77	29	$999	0.00%	12.89%	0.02%
2020	RIA*, 0.05% (a)	$788.49	—(b)	$90	0.10%	35.99%	0.05%
	MRP*, 0.02% (a)	$ 30.80	39	$1,204	0.10%	36.04%	0.02%
2019	RIA*, 0.05% (a)	$579.80	—(b)	$66	0.18%	27.74%	0.05%
	MRP*, 0.02% (a)	$ 22.64	30	$670	0.18%	27.77%	0.02%
2018	RIA*, 0.05% (a)	$453.90	—(b)	$66	0.13%	(7.92)%	0.05%
	MRP*, 0.02% (a)	$ 17.72	27	$486	0.13%	(7.90)%	0.02%

EQ/Aggressive Allocation
2022	MRP*, 0.02% (a)	$ 19.33	108	$2,081	0.91%	(18.37)%	0.02%
2021	MRP*, 0.02% (a)	$ 23.68	97	$2,296	3.75%	17.17%	0.02%
2020	MRP*, 0.02% (a)	$ 20.21	126	$2,555	2.68%	15.35%	0.02%
2019	MRP*, 0.02% (a)	$ 17.52	138	$2,410	1.53%	24.43%	0.02%
2018	MRP*, 0.02% (a)	$ 14.08	142	$2,001	1.54%	(8.69)%	0.02%

EQ/All Asset Growth Allocation
2022	MRP*, 0.02% (a)	$ 16.75	22	$376	1.39%	(14.50)%	0.02%
2021	MRP*, 0.02% (a)	$ 19.59	20	$395	4.21%	10.93%	0.02%
2020	MRP*, 0.02% (a)	$ 17.66	18	$319	1.66%	12.20%	0.02%
2019	MRP*, 0.02% (a)	$ 15.74	16	$250	1.04%	19.06%	0.02%
2018	MRP*, 0.02% (a)	$ 13.22	29	$378	1.66%	(7.55)%	0.02%

FSA-97

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*

EQ/Capital Group Research
2022	RIA*, 0.00% (a)	$ 510.46	—(b)	$—	0.17%	(18.98)%	0.00%
	MRP*, 0.02% (a)	$ 62.73	121	$7,574	0.17%	(19.00)%	0.02%
2021	RIA*, 0.00% (a)	$ 630.03	—(b)	$—	0.00%	23.06%	0.00%
	MRP*, 0.02% (a)	$ 77.44	126	$9,729	0.00%	23.04%	0.02%
2020	RIA*, 0.00% (a)	$ 511.96	—(b)	$—	0.11%	23.27%	0.00%
	MRP*, 0.02% (a)	$ 62.94	141	$8,866	0.11%	23.24%	0.02%
2019	RIA*, 0.00% (a)	$ 415.32	—(b)	$7	0.56%	32.88%	0.00%
	MRP*, 0.02% (a)	$ 51.07	167	$8,525	0.56%	32.86%	0.02%
2018	RIA*, 0.00% (a)	$ 312.55	—(b)	$5	0.57%	(4.84)%	0.00%
	MRP*, 0.02% (a)	$ 38.44	181	$6,947	0.57%	(4.85)%	0.02%

EQ/Clearbridge Large Cap Growth ESG
2022	RIA*, 0.00% (a)	$ 379.66	—(b)	$81	0.00%	(32.12)%	0.00%
	MRP*, 0.02% (a)	$ 25.90	35	$918	0.00%	(32.13)%	0.02%
2021	RIA*, 0.00% (a)	$ 559.27	—(b)	$120	0.00%	21.72%	0.00%
	MRP*, 0.02% (a)	$ 38.16	12	$460	0.00%	21.72%	0.00%
2020	RIA*, 0.00% (a)	$ 459.48	—(b)	$97	0.00%	30.85%	0.00%
	MRP*, 0.02% (a)	$ 31.35	18	$560	0.00%	30.79%	0.02%
2019	RIA*, 0.00% (a)	$ 351.14	—(b)	$73	0.03%	32.00%	0.00%
	MRP*, 0.02% (a)	$ 23.97	20	$482	0.03%	31.99%	0.02%
2018	RIA*, 0.00% (a)	$ 266.01	—(b)	$70	0.16%	(0.35)%	0.00%
	MRP*, 0.02% (a)	$ 18.16	18	$328	0.16%	(0.38)%	0.02%

EQ/Conservative Allocation
2022	MRP*, 0.02% (a)	$ 13.54	153	$2,076	1.48%	(12.59)%	0.02%
2021	MRP*, 0.02% (a)	$ 15.49	149	$2,307	1.44%	2.65%	0.02%
2020	MRP*, 0.02% (a)	$ 15.09	151	$2,272	1.94%	7.33%	0.02%
2019	MRP*, 0.02% (a)	$ 14.06	135	$1,896	1.62%	9.16%	0.02%
2018	MRP*, 0.02% (a)	$ 12.88	142	$1,826	1.42%	(1.53)%	0.02%

EQ/Conservative-Plus Allocation
2022	MRP*, 0.02% (a)	$ 15.26	38	$576	1.39%	(14.56)%	0.02%
2021	MRP*, 0.02% (a)	$ 17.86	31	$561	2.11%	6.69%	0.02%
2020	MRP*, 0.02% (a)	$ 16.74	40	$677	1.42%	9.99%	0.02%
2019	MRP*, 0.02% (a)	$ 15.22	76	$1,163	1.41%	13.50%	0.02%
2018	MRP*, 0.02% (a)	$ 13.41	87	$1,165	1.76%	(3.66)%	0.02%

EQ/Core Plus Bond
2022	RIA*, 0.05% (a)	$ 244.72	—(b)	$—	2.58%	(12.98)%	0.05%
	MRP*, 0.02% (a)	$ 11.06	77	$847	2.58%	(12.98)%	0.02%
2021	RIA*, 0.05% (a)	$ 281.22	—(b)	$—	1.34%	(1.73)%	0.05%
	MRP*, 0.02% (a)	$ 12.71	70	$888	1.34%	(1.70)%	0.02%
2020	RIA*, 0.05% (a)	$ 286.17	—(b)	$—	2.05%	14.81%	0.05%
	MRP*, 0.02% (a)	$ 12.93	76	$984	2.05%	14.83%	0.02%
2019	RIA*, 0.05% (a)	$ 249.26	—(b)	$—	2.00%	6.85%	0.05%
	MRP*, 0.02% (a)	$ 11.26	82	$923	2.00%	6.93%	0.02%
2018	RIA*, 0.05% (a)	$ 233.27	—(b)	$—	2.27%	(0.55)%	0.05%
	MRP*, 0.02% (a)	$ 10.53	87	$920	2.27%	(0.57)%	0.02%

EQ/Equity 500 Index
2022	RIA*, 0.05% (a)	$1,251.42	—	$22	1.05%	(18.58)%	0.05%
	MRP*, 0.02% (a)	$ 31.18	664	$20,691	1.05%	(18.55)%	0.02%
2021	RIA*, 0.05% (a)	$1,536.97	—	$195	0.78%	27.91%	0.05%
	MRP*, 0.02% (a)	$ 38.28	688	$26,339	0.78%	27.94%	0.02%
2020	RIA*, 0.05% (a)	$1,201.61	1	$888	1.19%	17.71%	0.05%
	MRP*, 0.02% (a)	$ 29.92	831	$24,860	1.19%	17.75%	0.02%
2019	RIA*, 0.05% (a)	$1,020.82	1	$868	1.60%	30.61%	0.05%
	MRP*, 0.02% (a)	$ 25.41	1,070	$27,192	1.60%	30.64%	0.02%
2018	RIA*, 0.05% (a)	$ 781.55	1	$1,072	1.42%	(4.98)%	0.05%
	MRP*, 0.02% (a)	$ 19.45	1,102	$21,428	1.42%	(4.94)%	0.02%

FSA-98

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*

EQ/Global Equity Managed Volatility
2022	RIA*, 0.00% (a)	$775.49	—(b)	$8	0.35%	(20.94)%	0.00%
	MRP*, 0.02% (a)	$ 21.76	59	$1,292	0.35%	(20.96)%	0.02%
2021	RIA*, 0.00% (a)	$980.94	—(b)	$11	0.92%	15.89%	0.00%
	MRP*, 0.02% (a)	$ 27.53	61	$1,688	0.92%	15.87%	0.02%
2020	RIA*, 0.00% (a)	$846.43	—(b)	$9	0.64%	14.28%	0.00%
	MRP*, 0.02% (a)	$ 23.76	58	$1,373	0.64%	14.29%	0.02%
2019	RIA*, 0.00% (a)	$740.67	—(b)	$8	1.29%	25.27%	0.00%
	MRP*, 0.02% (a)	$ 20.79	76	$1,570	1.29%	25.24%	0.02%
2018	RIA*, 0.00% (a)	$591.26	—(b)	$7	0.99%	(12.16)%	0.00%
	MRP*, 0.02% (a)	$ 16.60	87	$1,444	0.99%	(12.17)%	0.02%

EQ/Intermediate Government Bond
2022	RIA*, 0.05% (a)	$227.79	—(b)	$—	0.97%	(7.69)%	0.05%
	MRP*, 0.02% (a)	$ 12.24	274	$3,350	0.97%	(7.69)%	0.02%
2021	RIA*, 0.05% (a)	$246.76	—(b)	$—	0.73%	(2.18)%	0.05%
	MRP*, 0.02% (a)	$ 13.26	265	$3,510	0.73%	(2.14)%	0.02%
2020	RIA*, 0.05% (a)	$252.26	—(b)	$—	0.87%	4.25%	0.05%
	MRP*, 0.02% (a)	$ 13.55	273	$3,701	0.87%	4.31%	0.02%
2019	RIA*, 0.05% (a)	$241.97	—(b)	$—	1.58%	4.11%	0.05%
	MRP*, 0.02% (a)	$ 12.99	299	$3,884	1.58%	4.17%	0.02%
2018	RIA*, 0.05% (a)	$232.41	—(b)	$—	1.41%	0.78%	0.05%
	MRP*, 0.02% (a)	$ 12.47	347	$4,335	1.41%	0.81%	0.02%

EQ/International Core Managed Volatility
2022	RIA*, 0.00% (a)	$190.33	—(b)	$—	1.24%	(14.12)%	0.00%
	MRP*, 0.02% (a)	$ 17.07	83	$1,420	1.24%	(14.13)%	0.02%
2021	RIA*, 0.00% (a)	$221.63	—(b)	$2	2.22%	10.03%	0.00%
	MRP*, 0.02% (a)	$ 19.88	79	$1,573	2.22%	10.02%	0.02%
2020	RIA*, 0.00% (a)	$201.42	—(b)	$1	1.35%	8.47%	0.00%
	MRP*, 0.02% (a)	$ 18.07	90	$1,633	1.35%	8.40%	0.02%
2019	RIA*, 0.00% (a)	$185.69	—(b)	$1	2.03%	22.45%	0.00%
	MRP*, 0.02% (a)	$ 16.67	104	$1,726	2.03%	22.48%	0.02%
2018	RIA*, 0.00% (a)	$151.65	—(b)	$—	1.66%	(14.89)%	0.00%
	MRP*, 0.02% (a)	$ 13.61	104	$1,410	1.66%	(14.94)%	0.02%

EQ/International Equity Index
2022	RIA*, 0.05% (a)	$229.25	1	$171	2.38%	(11.95)%	0.05%
	MRP*, 0.02% (a)	$ 25.84	245	$6,342	2.38%	(11.93)%	0.02%
2021	RIA*, 0.05% (a)	$260.37	1	$249	3.15%	10.89%	0.05%
	MRP*, 0.02% (a)	$ 29.34	281	$8,233	3.15%	10.93%	0.02%
2020	RIA*, 0.05% (a)	$234.79	1	$224	1.94%	3.78%	0.05%
	MRP*, 0.02% (a)	$ 26.45	300	$7,936	1.94%	3.81%	0.02%
2019	RIA*, 0.05% (a)	$226.24	1	$217	2.79%	22.08%	0.05%
	MRP*, 0.02% (a)	$ 25.48	333	$8,477	2.79%	22.15%	0.02%
2018	RIA*, 0.05% (a)	$185.32	2	$362	2.33%	(15.21)%	0.02%
	MRP*, 0.02% (a)	$ 20.86	352	$7,353	2.33%	(15.20)%	0.05%

EQ/International Value Managed Volatility
2022	RIA*, 0.00% (a)	$196.24	—(b)	$—	0.00%	(13.65)%	0.00%
2021	RIA*, 0.00% (a)	$227.27	—(b)	$2	2.56%	10.31%	0.00%
2020	RIA*, 0.00% (a)	$206.02	—(b)	$1	1.77%	4.19%	0.00%
2019	RIA*, 0.00% (a)	$197.73	—(b)	$1	0.04%	22.65%	0.00%
2018	RIA*, 0.00% (a)	$161.21	—(b)	$48	1.53%	(16.49)%	0.00%

EQ/Janus Enterprise
2022	MRP*, 0.02% (a)	$ 24.95	26	$652	0.00%	(16.58)%	0.02%
2021	MRP*, 0.02% (a)	$ 29.91	26	$782	0.09%	16.79%	0.02%
2020	MRP*, 0.02% (a)	$ 25.61	32	$823	0.00%	18.78%	0.02%
2019	MRP*, 0.02% (a)	$ 21.56	23	$485	0.01%	(36.46)%	0.02%
2018	MRP*, 0.02% (a)	$ 15.80	59	$940	0.00%	(1.80)%	0.02%

FSA-99

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*

EQ/JPMorgan Value Opportunities
2022	RIA*, 0.00% (a)	$496.77	—	$87	1.07%	0.23%	0.00%
2021	RIA*, 0.00% (a)	$495.64	—(b)	$86	0.70%	23.20%	0.00%
2020	RIA*, 0.00% (a)	$402.32	—(b)	$69	1.17%	11.07%	0.00%
2019	RIA*, 0.00% (a)	$362.21	—(b)	$61	7.49%	27.53%	0.00%
2018	RIA*, 0.00% (a)	$284.02	—(b)	$—	1.26%	(15.40)%	0.00%

EQ/Large Cap Growth Index
2022	RIA*, 0.00% (a)	$347.06	—(b)	$—	0.24%	(29.55)%	0.00%
	MRP*, 0.02% (a)	$ 33.72	198	$6,667	0.24%	(29.54)%	0.02%
2021	RIA*, 0.00% (a)	$492.62	—(b)	$—	0.05%	26.73%	0.00%
	MRP*, 0.02% (a)	$ 47.86	205	$9,812	0.05%	26.68%	0.02%
2020	RIA*, 0.00% (a)	$388.72	—(b)	$—	0.48%	37.30%	0.00%
	MRP*, 0.02% (a)	$ 37.78	207	$7,809	0.48%	37.28%	0.02%
2019	RIA*, 0.00% (a)	$283.11	—(b)	$—	0.69%	35.34%	0.00%
	MRP*, 0.02% (a)	$ 27.52	63	$1,742	0.69%	35.30%	0.02%
2018	RIA*, 0.00% (a)	$209.19	—(b)	$—	0.60%	(2.26)%	0.00%
	MRP*, 0.02% (a)	$ 20.34	59	$1,198	0.60%	(2.26)%	0.02%

EQ/Large Cap Growth Managed Volatility
2022	RIA*, 0.00% (a)	$490.33	—(b)	$23	0.07%	(30.59)%	0.00%
	MRP*, 0.02% (a)	$ 20.42	132	$2,700	0.07%	(30.59)%	0.02%
2021	RIA*, 0.00% (a)	$706.41	—(b)	$34	0.00%	24.38%	0.00%
	MRP*, 0.02% (a)	$ 29.42	127	$3,727	0.00%	24.34%	0.02%
2020	RIA*, 0.00% (a)	$567.96	—(b)	$28	0.08%	32.01%	0.00%
	MRP*, 0.02% (a)	$ 23.66	156	$3,699	0.08%	31.96%	0.02%
2019	RIA*, 0.00% (a)	$430.24	—(b)	$21	0.45%	33.72%	0.00%
	MRP*, 0.02% (a)	$ 17.93	233	$4,170	0.45%	33.71%	0.02%
2018	RIA*, 0.00% (a)	$321.75	—(b)	$16	0.43%	(2.98)%	0.00%
	MRP*, 0.02% (a)	$ 13.41	228	$3,052	0.43%	(2.97)%	0.02%

EQ/Large Cap Value Managed Volatility
2022	RIA*, 0.00% (a)	$320.76	—	$121	1.28%	(11.60)%	0.00%
	MRP*, 0.02% (a)	$ 29.73	248	$7,366	1.28%	(11.62)%	0.02%
2021	RIA*, 0.00% (a)	$362.84	—(b)	$139	0.98%	24.83%	0.00%
	MRP*, 0.02% (a)	$ 33.64	266	$8,950	0.98%	24.78%	0.02%
2020	RIA*, 0.00% (a)	$290.67	—(b)	$113	1.48%	5.68%	0.00%
	MRP*, 0.02% (a)	$ 26.96	276	$7,431	1.48%	5.68%	0.02%
2019	RIA*, 0.00% (a)	$275.05	—(b)	$108	1.94%	25.44%	0.00%
	MRP*, 0.02% (a)	$ 25.51	342	$8,715	1.94%	25.42%	0.02%
2018	RIA*, 0.00% (a)	$219.27	3	$610	2.44%	(9.92)%	0.00%
	MRP*, 0.02% (a)	$ 20.34	346	$7,039	2.44%	(9.96)%	0.02%

EQ/MFS International Growth
2022	MRP*, 0.02% (a)	$ 18.68	60	$1,124	0.87%	(15.17)%	0.02%
2021	MRP*, 0.02% (a)	$ 22.02	71	$1,558	0.24%	9.39%	0.02%
2020	MRP*, 0.02% (a)	$ 20.13	56	$1,123	0.56%	15.29%	0.02%
2019	MRP*, 0.02% (a)	$ 17.46	41	$712	1.11%	27.26%	0.02%
2018	MRP*, 0.02% (a)	$ 13.72	74	$1,011	1.11%	(9.38)%	0.02%

EQ/Mid Cap Index
2022	RIA*, 0.00% (a)	$390.76	—(b)	$6	0.90%	(13.61)%	0.00%
	MRP*, 0.02% (a)	$ 26.63	33	$869	0.90%	(13.62)%	0.02%
2021	RIA*, 0.00% (a)	$452.31	—(b)	$7	0.63%	23.88%	0.00%
	MRP*, 0.02% (a)	$ 30.83	41	$1,273	0.63%	23.87%	0.02%
2020	RIA*, 0.00% (a)	$365.11	—(b)	$6	0.95%	12.85%	0.00%
	MRP*, 0.02% (a)	$ 24.89	39	$978	0.95%	12.83%	0.02%
2019	RIA*, 0.00% (a)	$323.53	—(b)	$6	1.27%	25.38%	0.00%
	MRP*, 0.02% (a)	$ 22.06	45	$991	1.27%	25.34%	0.02%
2018	RIA*, 0.00% (a)	$258.04	—(b)	$5	0.95%	(11.69)%	0.00%
	MRP*, 0.02% (a)	$ 17.60	36	$635	0.95%	(11.69)%	0.02%

FSA-100

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*

EQ/Mid Cap Value Managed Volatility
2022	RIA*, 0.00% (a)	$491.83	—(b)	$110	0.91%	(14.57)%	0.00%
	MRP*, 0.02% (a)	$ 38.70	110	$4,268	0.91%	(14.59)%	0.02%
2021	RIA*, 0.00% (a)	$575.71	—(b)	$136	0.54%	27.40%	0.00%
	MRP*, 0.02% (a)	$ 45.31	118	$5,336	0.54%	27.38%	0.02%
2020	RIA*, 0.00% (a)	$451.89	—(b)	$107	1.08%	4.97%	0.00%
	MRP*, 0.02% (a)	$ 35.57	165	$5,872	1.08%	4.96%	0.02%
2019	RIA*, 0.00% (a)	$430.51	—(b)	$103	1.36%	26.59%	0.00%
	MRP*, 0.02% (a)	$ 33.89	202	$6,856	1.36%	26.55%	0.02%
2018	RIA*, 0.00% (a)	$340.09	—(b)	$82	1.19%	(13.30)%	0.00%
	MRP*, 0.02% (a)	$ 26.78	217	$5,808	1.19%	(13.31)%	0.02%

EQ/Moderate Allocation
2022	MRP*, 0.02% (a)	$ 15.70	1,639	$25,725	1.22%	(15.50)%	0.02%
2021	MRP*, 0.02% (a)	$ 18.58	1,803	$33,495	2.65%	8.40%	0.02%
2020	MRP*, 0.02% (a)	$ 17.14	1,817	$31,143	2.22%	11.23%	0.02%
2019	MRP*, 0.02% (a)	$ 15.41	1,909	$29,411	1.68%	15.52%	0.02%
2018	MRP*, 0.02% (a)	$ 13.34	1,821	$24,281	1.65%	(4.78)%	0.02%

EQ/Moderate-Plus Allocation
2022	MRP*, 0.02% (a)	$ 17.66	119	$2,094	1.00%	(17.05)%	0.02%
2021	MRP*, 0.02% (a)	$ 21.29	124	$2,633	3.18%	12.65%	0.02%
2020	MRP*, 0.02% (a)	$ 18.90	167	$3,150	2.58%	14.06%	0.02%
2019	MRP*, 0.02% (a)	$ 16.57	169	$2,794	1.68%	19.99%	0.02%
2018	MRP*, 0.02% (a)	$ 13.81	158	$2,187	1.71%	(6.88)%	0.02%

EQ/Money Market
2022	RIA*, 0.05% (a)	$182.55	—(b)	$—	1.06%	1.04%	0.05%
	MRP*, 0.02% (a)	$ 10.45	1,237	$12,924	1.06%	1.06%	0.02%
2021	RIA*, 0.05% (a)	$180.67	—(b)	$—	0.00%	0.13%	0.05%
	MRP*, 0.02% (a)	$ 10.34	1,278	$13,209	0.00%	0.19%	0.02%
2020	RIA*, 0.05% (a)	$180.43	—(b)	$—	0.16%	0.16%	0.05%
	MRP*, 0.02% (a)	$ 10.32	1,343	$13,859	0.16%	0.19%	0.02%
2019	RIA*, 0.05% (a)	$180.15	—(b)	$—	1.52%	1.46%	0.05%
	MRP*, 0.02% (a)	$ 10.30	909	$9,365	1.52%	1.48%	0.02%
2018	RIA*, 0.05% (a)	$177.55	—(b)	$—	1.25%	1.23%	0.05%
	MRP*, 0.02% (a)	$ 10.15	969	$9,836	1.25%	1.20%	0.02%

EQ/PIMCO Global Real Return
2022	MRP*, 0.02% (a)	$ 10.47	57	$596	10.67%	(15.90)%	0.02%
2021	MRP*, 0.02% (a)	$ 12.45	44	$548	10.20%	4.18%	0.02%
2020	MRP*, 0.02% (a)	$ 11.95	40	$478	0.00%	10.65%	0.02%
2019	MRP*, 0.02% (a)	$ 10.80	9	$95	5.91%	8.43%	0.02%
2018	MRP*, 0.02% (a)(c)	$ 9.96	3	$26	10.15%	0.50%	0.02%

EQ/PIMCO Ultra Short Bond
2022	MRP*, 0.02% (a)	$ 12.65	133	$1,678	1.56%	(0.63)%	0.02%
2021	MRP*, 0.02% (a)	$ 12.73	114	$1,450	0.36%	(0.47)%	0.02%
2020	MRP*, 0.02% (a)	$ 12.79	195	$2,500	0.77%	1.11%	0.02%
2019	MRP*, 0.02% (a)	$ 12.65	181	$2,295	2.26%	2.51%	0.02%
2018	MRP*, 0.02% (a)	$ 12.34	181	$2,228	1.82%	0.98%	0.02%

EQ/Quality Bond PLUS
2022	RIA*, 0.05% (a)	$248.98	—(b)	$9	0.75%	(10.25)%	0.05%
2021	RIA*, 0.05% (a)	$277.43	—(b)	$7	0.10%	(2.17)%	0.05%
2020	RIA*, 0.05% (a)	$283.57	—(b)	$63	1.31%	5.92%	0.05%
2019	RIA*, 0.05% (a)	$267.72	—(b)	$59	6.10%	5.58%	0.05%
2018	RIA*, 0.05% (a)	$253.57	—(b)	$7	1.73%	0.07%	0.05%

FSA-101

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*

EQ/Small Company Index
2022	MRP*, 0.02% (a)	$ 40.17	87	$3,480	0.87%	(19.84)%	0.02%
2021	MRP*, 0.02% (a)	$ 50.11	98	$4,920	0.59%	15.04%	0.02%
2020	MRP*, 0.02% (a)	$ 43.56	110	$4,782	1.02%	19.70%	0.02%
2019	MRP*, 0.02% (a)	$ 36.39	123	$4,491	1.09%	25.18%	0.02%
2018	MRP*, 0.02% (a)	$ 29.07	132	$3,851	0.92%	(11.32)%	0.02%

EQ/T. Rowe Price Growth Stock
2022	RIA*, 0.00% (a)	$ 30.86	—(b)	$—	0.00%	(38.65)%	0.00%
	MRP*, 0.02% (a)	$ 26.74	41	$1,084	0.00%	(38.64)%	0.02%
2021	RIA*, 0.00% (a)	$ 50.30	—(b)	$—	0.00%	13.83%	0.00%
	MRP*, 0.02% (a)	$ 43.58	43	$1,857	0.00%	13.79%	0.02%
2020	RIA*, 0.00% (a)	$ 44.19	—(b)	$—	0.00%	36.56%	0.00%
	MRP*, 0.02% (a)	$ 38.30	55	$2,114	0.00%	36.54%	0.02%
2019	RIA*, 0.00% (a)	$ 32.36	—(b)	$—	0.00%	31.12%	0.00%
	MRP*, 0.02% (a)	$ 28.05	45	$1,273	0.00%	31.07%	0.02%
2018	RIA*, 0.00% (a)	$ 24.68	—(b)	$—	0.00%	(1.63)%	0.00%
	MRP*, 0.02% (a)	$ 21.40	53	$1,126	0.00%	(1.65)%	0.02%

EQ/Value Equity
2022	RIA*, 0.00% (a)	$ 527.05	—(b)	$—	0.00%	(15.11)%	0.00%
2021	RIA*, 0.00% (a)	$ 620.87	—(b)	$3	0.79%	25.37%	0.00%
2020	RIA*, 0.00% (a)	$ 495.22	—(b)	$2	1.99%	2.82%	0.00%
2019	RIA*, 0.00% (a)	$ 481.66	—(b)	$7	0.23%	23.44%	0.00%
2018	RIA*, 0.00% (a)	$ 390.21	—(b)	$67	1.34%	(8.01)%	0.00%

EQUITABLE CONSERVATIVE GROWTH MF/ETF(f)
2022	MRP*, 0.02% (a)	$ 16.11	11	$184	1.82%	(12.45)%	0.02%
2021	MRP*, 0.02% (a)	$ 18.40	10	$189	0.64%	10.05%	0.02%
2020	MRP*, 0.02% (a)	$ 16.72	9	$148	1.32%	13.13%	0.02%
2019	MRP*, 0.02% (a)	$ 14.78	6	$87	1.98%	(18.05)%	0.02%
2018	MRP*, 0.02% (a)	$ 12.52	5	$66	2.01%	(4.13)%	0.02%

Multimanager Core Bond
2022	MRP*, 0.02% (a)	$ 10.49	43	$449	2.26%	(12.73)%	0.02%
2021	MRP*, 0.02% (a)	$ 12.02	64	$774	1.39%	(1.48)%	0.02%
2020	MRP*, 0.02% (a)	$ 12.20	85	$1,034	1.89%	6.27%	0.02%
2019	MRP*, 0.02% (a)	$ 11.48	133	$1,526	2.14%	7.39%	0.02%
2018	MRP*, 0.02% (a)	$ 10.69	106	$1,135	2.72%	(0.47)%	0.02%

Multimanager Technology
2022	RIA*, 0.00% (a)	$ 668.82	—(b)	$—	0.00%	(37.30)%	0.00%
	MRP*, 0.02% (a)	$ 63.33	92	$5,854	0.00%	(37.31)%	2.01%
2021	RIA*, 0.00% (a)	$1,066.64	—(b)	$—	0.00%	20.82%	0.00%
	MRP*, 0.02% (a)	$ 101.02	100	$10,146	0.00%	20.81%	0.02%
2020	RIA*, 0.00% (a)	$ 882.81	—(b)	$—	0.13%	53.27%	0.00%
	MRP*, 0.02% (a)	$ 83.62	115	$9,602	0.13%	53.23%	0.02%
2019	RIA*, 0.00% (a)	$ 575.99	—(b)	$—	0.15%	37.87%	0.00%
	MRP*, 0.02% (a)	$ 54.57	127	$6,931	0.15%	37.84%	0.02%
2018	RIA*, 0.00% (a)	$ 417.78	—(b)	$—	0.14%	2.29%	0.00%
	MRP*, 0.02% (a)	$ 39.59	146	$5,795	0.14%	2.27%	0.02%

Target 2015 Allocation
2022	MRP*, 0.02% (a)	$ 15.00	35	$524	1.93%	(14.19)%	0.02%
2021	MRP*, 0.02% (a)	$ 17.48	36	$630	1.31%	6.26%	0.02%
2020	MRP*, 0.02% (a)	$ 16.45	51	$840	1.91%	10.25%	0.02%
2019	MRP*, 0.02% (a)	$ 14.92	70	$1,037	1.74%	15.03%	0.02%
2018	MRP*, 0.02% (a)	$ 12.97	72	$930	1.39%	(4.35)%	0.02%

FSA-102

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Investment Income Ratio#	Total Return**	Expense Ratio*

Target 2025 Allocation
2022	MRP*, 0.02% (a)	$17.28	74	$1,274	1.41%	(15.25)%	0.02%
2021	MRP*, 0.02% (a)	$20.39	88	$1,786	1.72%	10.76%	0.02%
2020	MRP*, 0.02% (a)	$18.41	120	$2,204	1.77%	12.19%	0.02%
2019	MRP*, 0.02% (a)	$16.41	129	$2,123	1.64%	19.43%	0.02%
2018	MRP*, 0.02% (a)	$13.74	156	$2,137	1.35%	(6.21)%	0.02%

Target 2035 Allocation
2022	MRP*, 0.02% (a)	$18.71	45	$838	1.31%	(16.29)%	0.02%
2021	MRP*, 0.02% (a)	$22.35	50	$1,110	1.69%	14.03%	0.02%
2020	MRP*, 0.02% (a)	$19.60	70	$1,375	1.46%	13.69%	0.02%
2019	MRP*, 0.02% (a)	$17.24	86	$1,489	1.55%	22.27%	0.02%
2018	MRP*, 0.02% (a)	$14.10	95	$1,338	1.22%	(7.18)%	0.02%

Target 2045 Allocation
2022	MRP*, 0.02% (a)	$19.48	91	$1,768	1.23%	(16.79)%	0.02%
2021	MRP*, 0.02% (a)	$23.41	95	$2,233	1.83%	16.29%	0.02%
2020	MRP*, 0.02% (a)	$20.13	104	$2,102	1.41%	14.05%	0.02%
2019	MRP*, 0.02% (a)	$17.65	121	$2,135	1.54%	24.38%	0.02%
2018	MRP*, 0.02% (a)	$14.19	126	$1,795	1.49%	(8.04)%	0.02%

Target 2055 Allocation
2022	MRP*, 0.02% (a)	$15.91	4	$57	0.51%	(17.61)%	0.02%
2021	MRP*, 0.02% (a)	$19.31	9	$166	1.80%	18.25%	0.02%
2020	MRP*, 0.02% (a)	$16.33	10	$171	1.46%	14.92%	0.02%
2019	MRP*, 0.02% (a)	$14.21	12	$167	1.45%	26.76%	0.02%
2018	MRP*, 0.02% (a)	$11.21	12	$136	1.18%	(8.79)%	0.02%

Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
2022	MRP*, 0.02% (a)	$10.18	242	$2,462	2.12%	(13.29)%	0.02%
2021	MRP*, 0.02% (a)	$11.74	292	$3,426	2.03%	(1.68)%	0.02%
2020	MRP*, 0.02% (a)	$11.94	354	$4,227	2.24%	7.57%	0.02%
2019	MRP*, 0.02% (a)	$11.10	268	$2,972	2.43%	8.61%	0.02%
2018	MRP*, 0.02% (a)(c)	$10.22	198	$2,026	0.00%	2.61%	0.02%

Vanguard Variable Insurance Fund Total Stock Market Index Portfolio
2022	MRP*, 0.02% (a)	$15.19	360	$5,472	1.37%	(19.59)%	0.02%
2021	MRP*, 0.02% (a)	$18.89	324	$6,127	1.09%	25.60%	0.02%
2020	MRP*, 0.02% (a)	$15.04	267	$4,022	1.69%	20.51%	0.02%
2019	MRP*, 0.02% (a)	$12.48	361	$4,506	1.45%	30.82%	0.02%
2018	MRP*, 0.02% (a)(c)	$ 9.54	277	$2,646	0.00%	(7.56)%	0.02%

(a)	Contract charge as described in footnote 7 included in these financial statements.
(b)	Amount rounds to less than 500 units.
(c)	Units were made available on May 15, 2018.
(d)	1290 VT Small Cap Value replaced CharterSM Small Cap Value due to a merger on June 12, 2020.
(e)	Units were made available on June 12, 2020.
*	For Separate Account No. 66, this ratio represents as the annual percentage of average net assets for each period indicated. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
***	For Separate Accounts No. 3, 4, and 10, expenses as a percentage of average net assets (at the rates indicated) consisting of mortality and expense charges and other expenses for each period presented. The ratios included only those expenses that result in a direct reduction to unit values.

FSA-103

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Concluded)

December 31, 2022

8.	Financial Highlights (Concluded)

(+)	Rates charged for the year ended December 31, 2022 are reflected under “Contract Charges” shown for each unit value class in the Statement of Assets and Liabilities.
#	This ratio represents the amount of dividend income, excluding distribution from net realized gains, received by the Variable Investment Options from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2022 through April 14, 2023, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-104